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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08716

Variable Annuity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 11 of its series, Evergreen:VA Core Bond Fund, VA Fund, VA Foundation Fund, VA Growth and Income Fund , VA Growth Fund, VA High Income Fund, VA International Equity Fund, VA Omega Fund, VA Special Equity Fund, VA Special Values Fund, VA Strategic Income Fund], for the year ended December 31, 2004. These 11 series have a December 31 fiscal year end.

Date of reporting period: December 31, 2004

Item 1 - Reports to Stockholders.

Evergreen VA Core Bond Fund

Evergreen

VA CORE BOND FUND

Annual Report
as of December 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Core Bond Fund, which covers the twelve-month period ended December 31, 2004.

Once again, the fixed income markets proved to be an effective diversification tool for investors during 2004. After solid gains in the previous year, many bond market participants entered 2004 with trepidation, as the economy continued to grow and Federal Reserve ("Fed") officials appeared to lose enthusiasm for stimulative monetary policy. Throughout the investment period, though, our Investment Strategy Committee projected a moderation in Gross Domestic Product ("GDP") growth and policy action from the Fed that would prove less stimulative, rather than more restrictive, for the U.S. economy. Our fixed income teams, therefore, were able to focus on fundamental issues such as credit quality and duration, without succumbing to the inflation fears that frequently surfaced during the past year. This focus combined with the uncertain geopolitical environment and often-spotty economic data to deliver yet another year of healthy returns for fixed income investors.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, and demand broadened from personal consumption to include significant increases in capital investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion. Surveys for the manufacturing and services industries continued to suggest further growth, and inflation measurements had signaled only mild pricing pressures. Yet consumer confidence remained negatively affected by the weakness in

1

LETTER TO SHAREHOLDERS continued

employment growth. While productivity gains and rising health care costs had kept a lid on corporate hiring, it was our strong opinion that the renewal of capital investment would soon be accompanied by increases in payroll growth. Indeed, this thought process was tested periodically, but employment gains finally arrived, with overall payrolls climbing by more than two million jobs for the full year. As the year progressed, though, the rate of growth in GDP had clearly moderated. After experiencing year-over-year GDP gains of approximately 5% in the first half of the year, the year over year pace had fallen to the 4.0% range by the end of 2004. In addition, the economy displayed mixed signals with a variety of conflicting reports throughout the year. While the markets were often rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from the recovery phase to the expansion phase of the economic cycle.

Despite this moderation in economic growth, the Fed was very clear in its intentions to gradually raise interest rates. At the beginning of 2004, the Fed's mantra was that they would keep monetary policy accommodative for a "considerable period." In the first quarter, their missive changed in that they would remain "patient" in their policy accommodation. Once job growth resumed and oil prices began to climb, though, monetary policymakers stated that they would be "measured" in their removal of policy accommodation. Despite these attempts at clarity, market interest rates surged in anticipation of the Fed tightening, led by the yield on the 10-year Treasury, which jumped by more than 100 basis points during the second quarter of last year. This prompted fears of a repeat of 1994, when bonds struggled mightily as the market was caught unprepared for Fed tightening. This time, though, the bond market had made significant adjustments in advance of the Fed action, resulting in short term pain, though most likely at the expense of a protracted period of surging yields. Indeed, after the central bank's first interest rate increase at the end of June, market interest rates began to recover, a process that would

2

LETTER TO SHAREHOLDERS continued

continue for the balance of the year, suggesting diminished concerns about long-term inflation.

During the investment period, U.S. Treasuries helped lead the fixed income markets higher, benefiting from the uncertain geopolitical environment. Safe haven investing was a common theme in the government bond market, which also experienced significant purchases from foreign central banks in defense of their currencies, pushing Treasury yields lower and narrowing spreads relative to other fixed income securities.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

	Class 1	Class 2
Class inception date	7/31/2002	7/31/2002

Average annual return

1-year	4.08%	3.76%

Since portfolio inception	5.16%	4.88%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Core Bond Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 4.08% for the twelve-month period ended December 31, 2004. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 4.34% . The fund seeks to maximize total return through a combination of current income and capital growth.

During 2004, the bond market was a roller coaster as it reacted to an economy that made a transition from the rapid growth that is typical of the early stages of a recovery to more moderate growth, which is usually seen in an expansionary period. In this environment, all spread sectors (mortgage, asset-backed, agency and corporate) were positive for most of the year and all finished 2004 significantly ahead of Treasuries. The mortgage sector underperformed in the first half of the year, but a strong second half helped it become the top performer for the year.

The portfolio was overweight in mortgages for most of the 12 months, and this enhanced performance. Returns in the corporate market were somewhat muted in the first half of the year, but much like mortgages, the sector posted strong results in the second half. The portfolio was modestly underweight in corporate bonds relative to its benchmark, which detracted from results; however, the positive security selection in the sector offset that negative. As a result, corporate bonds were a source of moderate value for the year.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,040.85	$ 2.72
Class 2	$ 1,000.00	$ 1,038.63	$ 4.00
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,022.47	$ 2.69
Class 2	$ 1,000.00	$ 1,021.22	$ 3.96

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.53% for Class 1 and 0.78% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1	2004	2003	2002 [1]

Net asset value, beginning of period	$10.15	$10.23	$10.00

Income from investment operations
Net investment income	0.37	0.36	0.16
Net realized and unrealized gains or losses on securities	0.05	0.03	0.29

Total from investment operations	0.42	0.39	0.45

Distributions to shareholders from
Net investment income	(0.35)	(0.44)	(0.15)
Net realized gains	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	(0.01)	0

Total distributions to shareholders	(0.40)	(0.47)	(0.22)

Net asset value, end of period	$10.17	$10.15	$10.23

Total return [2]	4.08%	3.86%	4.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,017	$1,015	$1,024
Ratios to average net assets
Expenses [3]	0.57%	0.62%	0.65% [4]
Net investment income	3.59%	3.45%	3.70% [4]
Portfolio turnover rate	193%	153%	178%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Total return does not reflect charges attributable to your insurance company's separate account.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.16	$ 10.23	$ 10.00

Income from investment operations
Net investment income	0.35 [2]	0.34	0.15
Net realized and unrealized gains or losses on securities	0.03	0.03	0.29

Total from investment operations	0.38	0.37	0.44

Distributions to shareholders from
Net investment income	(0.32)	(0.41)	(0.14)
Net realized gains	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	(0.01)	0

Total distributions to shareholders	(0.37)	(0.44)	(0.21)

Net asset value, end of period	$ 10.17	$ 10.16	$ 10.23

Total return [3]	3.76%	3.61%	4.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,949	$21,835	$20,499
Ratios to average net assets
Expenses [4]	0.81%	0.87%	0.90% [5]
Net investment income	3.35%	3.17%	3.47% [5]
Portfolio turnover rate	193%	153%	178%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income per share is based on average shares outsta nding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.4%
Fixed-Rate 8.4%
FHLMC, 7.20%, 10/01/2006 (h)	$61,015	$63,755
FNMA:
4.43%, 08/01/2009	250,000	252,904
4.59%, 06/01/2011	371,970	376,395
5.63%, 11/01/2005	237,191	238,899
5.95%, 01/01/2009	231,125	245,303
6.01%, 02/01/2012	330,218	358,396
6.20%, 05/01/2011	307,242	335,075
6.24%, 08/01/2008	289,978	308,360
7.07%, 11/01/2006	238,565	249,159
7.32%, 12/01/2010	157,155	178,940

Total Agency Commercial Mortgage-Backed Securities
(cost $2,649,366)		2,607,186

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 12.8%
Fixed-Rate 12.8%
FHLMC:
Ser. 2004-26, Class PC, 4.50%, 02/25/2029	255,000	251,477
Ser. 2102, Class TB, 6.00%, 08/15/2012	86,063	86,443
Ser. 2427, Class LW, 6.00%, 03/15/2017	220,000	231,445
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	400,152
Ser. 2727, Class PD, 4.50%, 06/15/2029	230,000	226,793
Ser. 2750, Class DB, 4.50%, 05/15/2015	220,000	223,093
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	243,636
Ser. 2760, Class EA, 4.50%, 04/15/2013	255,000	258,685
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	232,766
Ser. 2873, Class PC, 5.50%, 04/15/2027	260,000	266,234
FNMA:
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	190,032	200,100
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	220,000	231,007
Ser. 2002-5, CLass PJ, 6.00%, 10/25/2021	245,000	255,619
Ser. 2004-21, Class AC, 4.00%, 05/25/2016	220,000	220,071
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	265,000	269,677
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	130,000	121,953
GNMA, Ser. 1999-1, Class Z, 6.50%, 01/20/2029	222,903	233,078

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $3,960,979)		3,952,229

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 6.5%
Fixed-Rate 6.5%
FHLMC:
4.50%, 05/01/2034	298,450	288,525
5.00%, 06/01/2034	234,610	233,210
6.50%, 03/25/2043	267,011	280,882

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Fixed-Rate continued
FNMA:
4.50%, TBA#	$280,000	$279,125
5.00%, TBA#	530,000	525,859
6.50%, 08/01/2032	260,341	273,341
7.00%, 06/01/2032	22,881	24,263
GNMA:
3.50%, 07/20/2030	78,986	80,473
5.00%, 09/20/2029	23,155	23,592

Total Agency Mortgage-Backed Pass Through Securities
(cost $1,996,059)		2,009,270

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 2.0%
FNMA:
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	180,000	182,597
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	215,000	219,129
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	210,000	215,531

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $632,043)		617,257

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 5.2%
FHLMC:
Ser. 2001-T5, Class A2, 7.00%, 02/19/2030	123,649	129,144
Ser. T-54, Class 3A, 7.00%, 02/25/2043	113,823	120,830
FNMA:
6.50%, 01/25/2044	263,743	276,180
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	74,759	78,855
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	133,723	141,788
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	118,620	125,774
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	127,779	135,187
Ser. 2004-W15, Class 1A1, 6.00%, 08/25/2044 (h)	295,000	305,148
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044 (h)	295,000	309,190

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $1,638,275)		1,622,096

ASSET-BACKED SECURITIES 2.6%
FNMA, Ser. 2004-T9, Class A1, 2.49%, 04/25/2035 (h)	220,000	220,066
Merrill Lynch Mtge. Investors, Inc., Ser. 2004-HE2, Class A2A, 2.62%,
08/25/2035	246,347	246,505
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%,
02/25/2032	200,000	203,543
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	143,292	147,871

Total Asset-Backed Securities (cost $827,689)		817,985

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.4%
Fixed-Rate 7.4%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	$303,656	$325,602
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.29%, 04/15/2040	215,000	224,672
Commercial Mtge. Pass Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	250,335	245,379
Ser. 2004-LB3A, Class A5, 5.28%, 07/10/2037	305,000	318,473
Credit Suisse First Boston Mtge., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	200,000	201,898
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	290,000	305,057
Ser. 2004-PNC1, Class A4, 5.38%, 06/12/2041	200,000	209,523
LB-UBS Comml. Mtge. Trust, Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	164,069	175,626
Morgan Stanley Capital I:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	23,425	23,434
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	278,175

Total Commercial Mortgage-Backed Securities (cost $2,325,219)		2,307,839

CORPORATE BONDS 20.4%
CONSUMER DISCRETIONARY 1.0%
Automobiles 0.4%
Ford Motor Co., 6.375%, 02/01/2029	150,000	135,382

Media 0.6%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	50,000	54,042
Time Warner, Inc., 7.625%, 04/15/2031	100,000	121,356

		175,398

CONSUMER STAPLES 0.5%
Beverages 0.5%
Bottling Group LLC, 5.00%, 11/15/2013	150,000	154,923

ENERGY 0.8%
Oil & Gas 0.8%
Devon Energy Corp., 7.95%, 04/15/2032	65,000	83,323
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	150,000	174,993

		258,316

FINANCIALS 13.0%
Capital Markets 3.5%
Alliance Capital Management LP, 5.625%, 08/15/2006	125,000	129,235
Bank of New York Co., Inc., 4.14%, 08/02/2007	250,000	252,106
Goldman Sachs & Co., Inc., 3.875%, 01/15/2009	200,000	199,731
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	163,483
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	150,000	146,420
Morgan Stanley, 3.875%, 01/15/2009	200,000	199,072

		1,090,047

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 3.3%
Bank of America Corp., 4.375%, 12/01/2010	$160,000	$160,683
Northern Trust Corp., 7.10%, 08/01/2009	200,000	223,967
PNC Funding Corp., 5.75%, 08/01/2006	200,000	207,487
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	221,884
Wells Fargo & Co., 4.20%, 01/15/2010	200,000	201,039

		1,015,060

Consumer Finance 2.9%
General Electric Capital Corp., 6.125%, 02/22/2011	175,000	191,940
GMAC, 6.875%, 09/15/2011	190,000	194,970
Household Finance Corp.:
4.125%, 11/16/2009	150,000	149,356
6.50%, 11/15/2008	150,000	163,276
Sprint Capital Corp., 6.875%, 11/15/2028	175,000	192,173

		891,715

Real Estate 0.9%
BRE Properties, Inc., 7.125%, 02/15/2013	50,000	56,373
Duke Realty LP, 7.05%, 03/01/2006 REIT	100,000	103,095
EOP Operating LP, 6.75%, 02/15/2008	100,000	108,149

		267,617

Thrifts & Mortgage Finance 2.4%
American General Finance Corp.:
4.50%, 11/15/2007	175,000	178,415
5.875%, 07/14/2006	125,000	129,650
Golden West Financial Corp., 4.125%, 08/15/2007	200,000	203,111
Washington Mutual, Inc., 5.625%, 01/15/2007	225,000	234,429

		745,605

INDUSTRIALS 0.8%
Aerospace & Defense 0.2%
Boeing Co., 6.625%, 02/15/2038	55,000	61,245

Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	175,000	198,105

MATERIALS 1.5%
Metals & Mining 1.0%
Alcan, Inc., 6.125%, 12/15/2033	115,000	122,138
Alcoa, Inc., 6.50%, 06/01/2011	175,000	196,621

		318,759

Paper & Forest Products 0.5%
International Paper Co., 5.85%, 10/30/2012	125,000	133,400

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.9%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	$ 125,000	$151,343
Verizon, Inc., 5.875%, 01/17/2012	125,000	133,000

		284,343

Wireless Telecommunication Services 0.7%
SBC Communications, Inc., 4.125%, 09/15/2009	200,000	199,846

UTILITIES 1.2%
Electric Utilities 0.9%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	55,543
Progress Energy, Inc., 7.75%, 03/01/2031	50,000	60,193
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	154,115

		269,851

Gas Utilities 0.3%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	112,999

Total Corporate Bonds (cost $6,080,076)		6,312,611

U.S. TREASURY OBLIGATIONS 19.1%
U.S. Treasury Notes:
2.00%, 08/31/2005	775,000	772,216
2.75%, 07/31/2006	920,000	917,305
5.00%, 08/15/2011	1,255,000	1,336,428
6.00%, 02/15/2026	2,515,000	2,881,740

Total U.S. Treasury Obligations (cost $5,783,829)		5,907,689

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.2%
Fixed-Rate 4.2%
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.73%,
07/25/2034	260,000	259,261
Washington Mutual:
Ser. 2004-AR7, Class A6, 3.96%, 07/25/2034	310,000	306,523
Ser. 2004-AR12, 2.57%, 10/25/2044	256,281	256,507
Ser. 2004-AR14, Class A1, 4.28%, 01/25/2035 (h)	265,000	264,178
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	210,000	205,539

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,290,299)		1,292,008

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 6.1%
Fixed-Rate 5.3%
First Horizon Mtge. Pass Thru Trust, Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	$ 171,609	$178,141
Indymac Index Mtge. Loan Trust:
Ser. 2004-AR7, Class A2, 2.85%, 09/25/2034	240,155	240,938
Ser. 2004-AR8, Class 2A2A, 2.82%, 11/25/2034	231,983	232,150
Ser. 2004-AR14, Class 2A1A, 2.65%, 01/25/2035 (h)	220,000	219,582
MASTR Alternative Loans Trust, Ser. 2004-6, Class 3A1, 4.75%, 07/25/2019	230,655	232,708
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.46%, 10/25/2034	291,908	296,274
Ser. 2004-10AR, Class 2A2, 5.15%, 11/25/2034	238,718	243,147

		1,642,940

Floating-Rate 0.8%
Washington Mutual, Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	245,000	241,316
Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $1,875,631)		1,884,256

	Shares	Value

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional Money Market Fund ø ## (cost $2,104,757)	2,104,757	2,104,757

Total Investments (cost $31,164,222) 101.5%		31,435,183
Other Assets and Liabilities (1.5%)		(469,291)

Net Assets 100.0%		$30,965,892

(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2004

The following table shows the percent of total bonds by credit quality based on Moody's and Standard and Poor's as of December 31, 2004 (unaudited):

AAA	80.0%
AA	2.0%
A	11.0%
BBB	7.0%

100.0%

The following table shows the percent of total bonds by maturity as of December 31, 2004 (unaudited):

Less than 1 year	9.0%
1 to 3 year(s)	30.0%
3 to 5 years	21.0%
5 to 10 years	27.0%
10 to 20 years	1.0%
20 to 30 years	12.0%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $31,164,222)	$31,435,183
Receivable for securities sold	919,112
Interest receivable	272,305

Total assets	32,626,600

Liabilities
Payable for securities purchased	1,645,954
Advisory fee payable	809
Distribution Plan expenses payable	611
Due to other related parties	267
Accrued expenses and other liabilities	13,067

Total liabilities	1,660,708

Net assets	$30,965,892

Net assets represented by
Paid-in capital	$30,735,016
Undistributed net investment income	1,711
Accumulated net realized losses on securities	(41,796)
Net unrealized gains on securities	270,961

Total net assets	$30,965,892

Net assets consists of
Class 1	$1,016,943
Class 2	29,948,949

Total net assets	$30,965,892

Shares outstanding
Class 1	100,000
Class 2	2,943,861

Net asset value per share
Class 1	$10.17
Class 2	$10.17

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Interest	$1,054,824

Expenses
Advisory fee	81,148
Distribution Plan expenses	60,813
Administrative services fee	25,329
Transfer agent fees	170
Trustees' fees and expenses	364
Printing and postage expenses	13,414
Custodian and accounting fees	5,815
Professional fees	16,194
Other	391

Total expenses	203,638
Less: Expense reductions	(235)

Net expenses	203,403

Net investment income	851,421

Net realized and unrealized gains or losses on securities
Net realized gains on securities	209,249
Net change in unrealized gains or losses on securities	(76,604)

Net realized and unrealized gains or losses on securities	132,645

Net increase in net assets resulting from operations	$984,066

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income		$851,421		$688,014
Net realized gains on securities		209,249		144,742
Net change in unrealized gains or losses
on securities		(76,604)		(70,203)

Net increase in net assets resulting
from operations		984,066		762,553

Distributions to shareholders from
Net investment income
Class 1		(34,640)		(44,215)
Class 2		(907,224)		(811,361)
Net realized gains
Class 1		(4,770)		(2,160)
Class 2		(131,087)		(46,317)
Tax basis return of capital
Class 1		0		(1,135)
Class 2		0		(22,453)

Total distributions to shareholders		(1,077,721)		(927,641)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 2	1,446,287	14,907,374	1,054,269	10,961,812

Net asset value of shares issued in
reinvestment of distributions
Class 2	95,927	979,001	48,167	490,392

Payment for shares redeemed
Class 1	0	0	(120)	(1,219)
Class 2	(747,727)	(7,677,215)	(956,701)	(9,959,258)

		(7,677,215)		(9,960,477)

Net increase in net assets resulting from
capital share transactions		8,209,160		1,491,727

Total increase in net assets		8,115,505		1,326,639
Net assets
Beginning of period		22,850,387		21,523,748

End of period		$30,965,892		$22,850,387

Undistributed (overdistributed) net
investment income		$1,711		$(111)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Core Bond Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the trans-

19

NOTES TO FINANCIAL STATEMENTS continued

actions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

20

NOTES TO FINANCIAL STATEMENTS continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended December 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 45,746,634	$ 11,017,618	$ 39,922,828	$ 5,941,695

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $31,210,777. The gross unrealized appreciation and depreciation on securities based on tax cost was $407,215 and $182,809, respectively, with a net unrealized appreciation of $224,406.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2004, the Fund incurred and will elect to defer post-October losses of $6,574.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Post-October
Ordinary Income	Appreciation	Loss

$ 13,044	$ 224,406	$ 6,574

21

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended December31,

	2004	2003

Ordinary Income	$992,974	$904,053
Long-term Capital Gain	84,747	0
Return of Capital	0	23,588

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

22

NOTES TO FINANCIAL STATEMENTS continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no

23

NOTES TO FINANCIAL STATEMENTS continued

assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Core Bond Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Core Bond Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts February 14, 2005

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $84,747 for the fiscal year ended December 31, 2004.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

564974 rv2 2/2005

Evergreen VA Fund

Evergreen

VA FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Fund, which covers the twelve-month period ended December 31, 2004.

We entered the investment period on the heels of a dramatic rebound in the equity markets. Clarity had improved on several issues, and our equity portfolio teams endeavored to maintain their focus on the solid fundamentals supporting growth in the economy and corporate profits. Indeed, Gross Domestic Product ("GDP") was strong, monetary policy was accommodative, and corporate earnings were approaching record levels. Would these positive fundamentals drive the markets higher in 2004, or would uncertainty about the election and the geopolitical situation paralyze the markets? Considering these swirling issues, our equity portfolio teams continued to emphasize the fundamentals throughout their portfolio decisions, in what would prove to be another exciting year in the stock market.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated. While the market was often rattled by reports of slower growth, we believed that it was characteristic of the economy's normal transition from recovery to expansion within the economic

1

LETTER TO SHAREHOLDERS continued

cycle. As a result, we continued to emphasize the fundamentals supporting more moderate, and what we believed to be more sustainable, levels of economic growth.

This moderation in economic growth presented a challenge for the equity markets, though, as monetary policymakers frequently telegraphed their intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With GDP growth slowing, the Federal Reserve could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Yet the drumbeat of inflation was prevalent for much of the year. Various measures of consumer and wholesale pricing spiked periodically throughout the year, and higher oil prices served to heighten concerns about personal consumption and corporate profit margins. Indeed, a solid inverse correlation between equities and oil persisted throughout the investment period. It was our strong belief though, that high oil prices were not sustainable and were likely driven by speculative fervor attempting to profit from the market's geopolitical fears. Indeed, it was not until oil fell from its peak of $55 per barrel in late October did the equity markets finally begin to break out of their 2004 trading range.

Despite this turmoil, the equity markets were continually supported by solid gains in corporate profitability throughout the investment period. All the massive cost cutting and balance sheet refinancing that occurred over the past two years resulted in dramatically improved operating leverage on corporate income statements, which enabled profit margins to continue their impressive expansion. This propelled operating earnings higher by almost 20% for companies within the S&P 500 Index during 2004. By maintaining a constant focus on these

2

LETTER TO SHAREHOLDERS continued

fundamentals, our equity portfolio teams remained fully engaged despite the periods of low volume, poor sentiment, and market weakness. While at times challenging, we believe this dedicated strategy once again proved effective for our long-term portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Maureen E.
Cullinane, CFA
Large Cap Core
Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

Average annual return
1-year	8.39%	8.13%

5-year	-4.92%	-5.04%

Since portfolio inception	5.48%	5.41%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Fund Class 1 shares, versus a similar investment in the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The Russell 1000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 8.39% for the twelve-month period ended December 31, 2004. During the same period, the Russell 1000 Index (Russell 1000) returned 11.40% . The fund seeks to achieve long-term capital growth.

The stock market produced moderate returns through the first nine months of 2004 before staging a strong rally in the final quarter, as the November election results lifted the political uncertainty that had contributed to investors' lack of enthusiasm. Among large-company issues, value stocks outperformed growth stocks, although large-company stocks as a group trailed small-cap and mid-cap companies in performance. The fund's assets were evenly divided between portfolios of large-cap growth and large-cap value stocks.

In the growth portfolio, energy stocks were overweighted throughout the year to take advantage of rising oil and natural gas prices. Positioned to benefit from an economic recovery, the portfolio also was overweighted in the consumer discretionary, industrials and materials sectors. Although information technology and health care together accounted for a large percentage of the growth portfolio's assets, they were slightly underweighted throughout the period. In information technology, we emphasized larger, established stable-growth companies, while in health care we emphasized services and medical device firms while underweighting the large pharmaceutical companies. The overweighted positions in the energy and consumer discretionary sectors and the underweighting of the large pharmaceutical companies helped performance, while the underweights in utilities and telecommunication services tended to hold back results. Despite the late-year rally in technology, the emphasis on large information technology companies was a drag on performance of the portfolio during a year in which smaller companies outperformed. Individual contributors included: energy giant ExxonMobil; industrial companies such as GE and Tyco International; and consumer discretionary selections such as Home Depot and Target. Individual detractors included technology holdings such as Intel, Cisco and Texas Instruments.

In the value portfolio, the basic materials and energy sectors were emphasized, while financial services and consumer discretionary stocks were underweighted. In general, the underweight position in consumer companies helped performance, as did the overweights in materials and energy stocks. Within the consumer discretionary sector, tool manufacturer Black & Decker performed particularly well. While managers believed there was significant overcapacity in the financials sector, the underweighting of financial services companies held back results. Also holding back performance were selections within the technology sector, as managers tended to favor the least volatile tech stocks, which underperformed during the period. Among basic materials holdings, coal-miner Peabody Energy was a major contributor, aided by rising commodity prices. Other strong performers included Phelps Dodge, a copper mining company, and Freeport-McMoRan, a major mining company with copper and gold operations.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,058.68	$ 4.66
Class 2	$ 1,000.00	$ 1,057.14	$ 5.95
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.61	$ 4.57
Class 2	$ 1,000.00	$ 1,019.36	$ 5.84

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class 1 and 1.15% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1 [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 12.01	$ 9.51	$ 12.29	$ 14.96	$ 17.31

Income from investment operations
Net investment income	0.11	0.05 [2]	0.06 [2]	0.06	0.03
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.90	2.54	(2.78)	(2.73)	(2.06)

Total from investment operations	1.01	2.59	(2.72)	(2.67)	(2.03)

Distributions to shareholders from
Net investment income	(0.03)	(0.09)	(0.06)	0	(0.03)
Net realized gains	0	0	0	0	(0.29)

Total distributions to shareholders	(0.03)	(0.09)	(0.06)	0	(0.32)

Net asset value, end of period	$ 12.99	$ 12.01	$ 9.51	$ 12.29	$ 14.96

Total return [3]	8.39%	27.45%	(22.22%)	(17.85%)	(11.99%)

Ratios and supplemental data
Net assets, end of period (thousands)	$54,512	$61,351	$32,054	$47,016	$65,556
Ratios to average net assets
Expenses [4]	0.92%	1.00%	0.98%	0.95%	1.03%
Net investment income	0.80%	0.49%	0.52%	0.45%	0.18%
Portfolio turnover rate	105%	172%	117%	171%	127%

[1] Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company's separate account.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002 [1]

Net asset value, beginning of period	$12.00	$ 9.50	$9.74

Income from investment operations
Net investment income	0.07	0.02 [2]	0.02 [2]
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.90	2.54	(0.26)

Total from investment operations	0.97	2.56	(0.24)

Distributions to shareholders from
Net investment income	(0.02)	(0.06)	0

Net asset value, end of period	$12.95	$12.00	$9.50

Total return [3]	8.13%	27.08%	(2.46%)

Ratios and supplemental data
Net assets, end of period (thousands)	$8,421	$4,887	$ 3
Ratios to average net assets
Expenses [4]	1.16%	1.29%	1.26% [5]
Net investment income	0.61%	0.14%	0.53% [5]
Portfolio turnover rate	105%	172%	117%

[1] For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company's separate account.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 14.3%
Hotels, Restaurants & Leisure 1.4%
International Game Technology	12,450	$428,031
Starbucks Corp. *	7,686	479,299

		907,330

Internet & Catalog Retail 2.8%
Amazon.com, Inc. *	18,500	819,365
eBay, Inc. *	8,213	955,008

		1,774,373

Media 4.9%
Comcast Corp., Class A *	29,141	956,990
Liberty Media Corp., Class A *	32,123	352,711
News Corp., Ltd., ADR	30,979	578,068
Omnicom Group, Inc.	2,600	219,232
Time Warner, Inc. *	50,246	976,782

		3,083,783

Multi-line Retail 1.2%
Target Corp.	14,000	727,020

Specialty Retail 2.0%
Best Buy Co., Inc.	9,750	579,345
Home Depot, Inc.	15,393	657,897

		1,237,242

Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc. *	12,100	682,440
Liz Claiborne, Inc.	9,029	381,114
Nike, Inc., Class B	2,100	190,449

		1,254,003

CONSUMER STAPLES 7.8%
Beverages 1.7%
Diageo plc, ADR	7,100	410,948
PepsiCo, Inc.	11,876	619,927

		1,030,875

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	12,234	646,200

Food Products 1.0%
General Mills, Inc.	12,934	642,949

Household Products 2.5%
Colgate-Palmolive Co.	12,369	632,798
Kimberly-Clark Corp.	3,745	246,459
Procter & Gamble Co.	12,678	698,304

		1,577,561

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.6%
Altria Group, Inc.	16,429	$1,003,812

ENERGY 7.9%
Energy Equipment & Services 1.6%
Schlumberger, Ltd.	14,760	988,182

Oil & Gas 6.3%
Apache Corp.	7,594	384,028
Burlington Resources, Inc.	10,000	435,000
ChevronTexaco Corp.	8,436	442,974
Exxon Mobil Corp.	37,777	1,936,449
XTO Energy, Inc.	21,941	776,273

		3,974,724

FINANCIALS 19.1%
Capital Markets 5.0%
Bank of New York Co.	8,786	293,628
Goldman Sachs Group, Inc.	4,400	457,776
Legg Mason, Inc.	5,070	371,428
Merrill Lynch & Co., Inc.	12,033	719,212
Morgan Stanley	16,169	897,703
State Street Corp.	7,790	382,645

		3,122,392

Commercial Banks 3.9%
Bank of America Corp.	29,139	1,369,242
U.S. Bancorp	17,819	558,091
Wells Fargo & Co.	8,788	546,174

		2,473,507

Consumer Finance 1.7%
American Express Co.	18,894	1,065,055

Diversified Financial Services 4.0%
Citigroup, Inc.	40,294	1,941,365
JPMorgan Chase & Co.	14,653	571,613

		2,512,978

Insurance 3.2%
Allstate Corp.	9,084	469,824
American International Group, Inc.	11,782	773,724
Hartford Financial Services Group, Inc.	5,383	373,096
Prudential Financial, Inc.	6,935	381,148

		1,997,792

Thrifts & Mortgage Finance 1.3%
Fannie Mae	2,100	149,541
Washington Mutual, Inc.	16,718	706,837

		856,378

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 9.6%
Health Care Equipment & Supplies 3.9%
Medtronic, Inc.	18,393	$913,580
Millipore Corp. *	7,800	388,518
St. Jude Medical, Inc. *	12,000	503,160
Stryker Corp.	3,500	168,875
Zimmer Holdings, Inc. *	5,641	451,957

		2,426,090

Health Care Providers & Services 1.7%
Aetna, Inc.	4,400	548,900
Caremark Rx, Inc. *	13,000	512,590

		1,061,490

Pharmaceuticals 4.0%
Abbott Laboratories	6,021	280,880
Merck & Co., Inc.	13,604	437,233
Pfizer, Inc.	40,240	1,082,054
Wyeth	17,067	726,883

		2,527,050

INDUSTRIALS 10.5%
Aerospace & Defense 2.1%
Honeywell International, Inc.	6,641	235,158
L-3 Communications Holdings, Inc.	2,100	153,804
Lockheed Martin Corp.	10,000	555,500
Northrop Grumman Corp.	6,509	353,829

		1,298,291

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	7,000	598,220

Building Products 0.5%
Masco Corp.	8,300	303,199

Commercial Services & Supplies 0.6%
Cendant Corp.	15,637	365,593

Electrical Equipment 0.9%
Cooper Industries, Ltd., Class A	8,900	604,221

Industrial Conglomerates 5.1%
General Electric Co.	55,476	2,024,874
Tyco International, Ltd.	32,537	1,162,873

		3,187,747

Machinery 0.4%
Deere & Co.	3,648	271,411

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 18.8%
Communications Equipment 3.4%
Cisco Systems, Inc. *	26,008	$501,954
Corning, Inc. *	33,500	394,295
Motorola, Inc.	36,500	627,800
QUALCOMM, Inc.	14,254	604,370

		2,128,419

Computers & Peripherals 3.8%
Apple Computer, Inc. *	2,800	180,320
Dell, Inc. *	14,975	631,047
EMC Corp. *	23,000	342,010
Hewlett-Packard Co.	13,500	283,095
International Business Machines Corp.	7,180	707,804
Lexmark International, Inc., Class A *	3,300	280,500

		2,424,776

Internet Software & Services 1.5%
VeriSign, Inc. *	10,500	351,960
Yahoo!, Inc. *	16,000	602,880

		954,840

IT Services 3.1%
Accenture, Ltd., Class A *	17,000	459,000
Affiliated Computer Services, Inc., Class A *	11,500	692,185
Cognizant Technology Solutions Corp., Class A *	18,500	783,105

		1,934,290

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp. *	7,649	158,334
Intel Corp.	37,816	884,516
Texas Instruments, Inc.	17,900	440,698

		1,483,548

Software 4.7%
Microsoft Corp.	79,067	2,111,880
Oracle Corp.	60,350	828,002

		2,939,882

MATERIALS 3.5%
Chemicals 2.0%
Air Products & Chemicals, Inc.	7,500	434,775
Dow Chemical Co.	9,724	481,435
PPG Industries, Inc.	4,800	327,168

		1,243,378

Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	7,850	300,106
Peabody Energy Corp.	3,273	264,818
Phelps Dodge Corp.	3,984	394,097

		959,021

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.5%
ALLTEL Corp.	4,964	$291,685
SBC Communications, Inc.	15,678	404,022
Sprint Corp.	15,577	387,088
Verizon Communications, Inc.	12,225	495,235

		1,578,030

Wireless Telecommunication Services 1.0%
Western Wireless Corp., Class A *	20,646	604,928

UTILITIES 1.7%
Electric Utilities 1.7%
Allete, Inc.	6,100	224,175
DPL, Inc.	5,187	130,246
PG&E Corp. *	11,552	384,450
Southern Co.	10,906	365,569

		1,104,440

Total Common Stocks (cost $52,440,986)		60,875,020

EXCHANGE TRADED FUNDS 0.2%
iShares Russell 2000 Index Fund	300	38,850
iShares S&P SmallCap 600/BARRA Value Fund	950	115,710

Total Exchange Traded Funds (cost $95,324)		154,560

SHORT-TERM INVESTMENTS 3.1%
MUTUAL FUND SHARES 3.1%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $1,925,076)	1,925,076	1,925,076

Total Investments (cost $54,461,386) 100.0%		62,954,656
Other Assets and Liabilities 0.0%		(22,086)

Net Assets 100.0%		$62,932,570

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of December 31, 2004:

Financials	19.7%	Consumer Staples	8.0%
Information Technology	19.4%	Materials	3.6%
Consumer Discretionary	14.7%	Telecommunication Services	3.6%
Industrials	10.9%	Utilities	1.8%
Health Care	9.9%	Other	0.3%
Energy	8.1%
			100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $54,461,386)	$62,954,656
Receivable for securities sold	75,493
Dividends receivable	75,876

Total assets	63,106,025

Liabilities
Payable for securities purchased	150,481
Payable for Fund shares redeemed	1,781
Advisory fee payable	3,876
Distribution Plan expenses payable	173
Due to other related parties	741
Accrued expenses and other liabilities	16,403

Total liabilities	173,455

Net assets	$62,932,570

Net assets represented by
Paid-in capital	$76,829,090
Undistributed net investment income	480,062
Accumulated net realized losses on securities and foreign currency related transactions	(22,869,852)
Net unrealized gains on securities	8,493,270

Total net assets	$62,932,570

Net assets consists of
Class 1	$54,511,600
Class 2	8,420,970

Total net assets	$62,932,570

Shares outstanding
Class 1	4,195,273
Class 2	650,113

Net asset value per share
Class 1	$12.99
Class 2	$12.95

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $2,689)	$1,072,844

Expenses
Advisory fee	466,581
Distribution Plan expenses	18,049
Administrative services fee	62,139
Transfer agent fees	1,051
Trustees' fees and expenses	914
Printing and postage expenses	17,035
Custodian and accounting fees	10,292
Professional fees	8,600
Interest expense	440
Other	2,105

Total expenses	587,206
Less: Expense reductions	(240)

Net expenses	586,966

Net investment income	485,878

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	4,423,792
Foreign currency related transactions	(1,504)

Net realized gains on securities and foreign currency related transactions	4,422,288
Net change in unrealized gains or losses on securities and foreign currency
related transactions	68,493

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	4,490,781

Net increase in net assets resulting from operations	$4,976,659

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income		$485,878		$132,392
Net realized gains on securities and
foreign currency related transactions		4,422,288		1,032,730
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		68,493		5,363,554

Net increase in net assets resulting
from operations		4,976,659		6,528,676

Distributions to shareholders from
Net investment income
Class 1		(119,447)		(196,838)
Class 2		(13,014)		(6)

Total distributions to shareholders		(132,461)		(196,844)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	158,439	1,921,631	201,649	2,267,238
Class 2	281,664	3,440,678	39,617	461,813

		5,362,309		2,729,051

Net asset value of shares issued in
reinvestment of distributions
Class 1	9,954	119,447	20,874	196,838
Class 2	1,086	13,014	1	6

		132,461		196,844

Payment for shares redeemed
Class 1	(1,081,527)	(13,160,069)	(1,476,043)	(13,732,066)
Class 2	(39,810)	(483,905)	(4,661)	(53,979)

		(13,643,974)		(13,786,045)

Net asset value of shares issued in
acquisitions
Class 1	0	0	2,992,221	34,431,997
Class 2	0	0	371,942	4,277,700

		0		38,709,697

Net increase (decrease) in net assets
resulting from capital share
transactions		(8,149,204)		27,849,547

Total increase (decrease) in net assets		(3,305,006)		34,181,379
Net assets
Beginning of period		66,237,576		32,056,197

End of period		$62,932,570		$66,237,576

Undistributed net investment income		$480,062		$128,156

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to capital loss carryovers from mergers which were lost as a result of tax limitations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. As of December 31, 2004 the Fund had $6,679 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

18

NOTES TO FINANCIAL STATEMENTS continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004, the Fund paid brokerage commissions of $21,268 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITIONS

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen VA Blue Chip Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Blue Chip Fund at an exchange ratio of 0.59 and 0.59 for Class 1 and Class 2 shares, respectively, of the Fund. On the same date, the Fund also acquired the net assets of Evergreen VA Masters Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Masters Fund at an exchange ratio of 0.76 and 0.76 for Class 1 and Class 2 shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $24,225,090.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net	Unrealized	Number of
Acquired Fund	Assets Acquired	Appreciation	Shares Issued

Evergreen VA	$ 13,395,878	$ 1,462,521	917,423	Class 1
Blue Chip Fund			246,846	Class 2
Evergreen VA	25,313,819	4,483,139	2,074,798	Class 1
Masters Fund			125,096	Class 2

The aggregate net assets of the Fund immediately after these acquisitions were $62,934,787.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $63,784,052 and $71,865,577, respectively, for the year ended December 31, 2004.

19

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $55,579,259. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,906,689 and $531,292, respectively, with a net unrealized appreciation of $7,375,397.

As of December 31, 2004, the Fund had $21,751,979 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$1,826,865	$ 5,449,977	$ 2,779,811	$11,695,326

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 480,062	$ 7,375,397	$21,751,979

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $132,461 and $196,844 of ordinary income for the years ended December 31, 2004 and December 31, 2003, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended December 31, 2004, the Fund had average borrowings outstanding of $28,550 at an average rate of 1.54% and paid interest of $440.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff 's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with

21

NOTES TO FINANCIAL STATEMENTS continued

the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

14. REORGANIZATION

At a regular meeting of the Board of Trustees held on December 8 and 9, 2004, the Trustees of the Fund approved a Plan of Reorganization (the "Plan"). Under the Plan, Evergreen VA Growth and Income Fund, a series of Evergreen Variable Annuity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen VA Growth and Income Fund.

A special meeting of shareholders of the Fund will be held on April 1, 2005 to consider and vote on the Plan. On or about February 18, 2005, materials for this meeting will be mailed to shareholders of record as of January 14, 2005.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended December 31, 2004 qualified for the dividends received deduction.

24

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25

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27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

560856 rv2 2/2005

Evergreen VA Foundation Fund

Evergreen

VA FOUNDATION FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.

Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Foundation Fund, which covers the twelve-month period ended December 31, 2004.

The investment period began on the heels of a dramatic turnaround in the financial markets during 2003. Despite the improvement in market sentiment, though, many uncertainties remained, and our balanced portfolio teams prepared for a volatile year. It was our estimation that while the fundamentals supporting growth in Gross Domestic Product ("GDP") and corporate profits remained solid, a combination of unknowns could dampen enthusiasm in 2004. Geopolitical uncertainties, higher interest rates, the war on terror, oil prices and the presidential election all managed to elevate risk throughout the year. Yet when all the dust settled, we believe it was our consistent focus on the long-term fundamentals, despite the periods of short-term volatility, that enabled our balanced portfolios to participate in the benefits of diversified investing.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated, affecting market sentiment. It was our strong opinion, though, that this development was part of the classic transition of an economy evolving from recovery to expansion within the economic cycle. After considering the fundamentals

1

LETTER TO SHAREHOLDERS continued

supporting manufacturing, services, consumption, and investment, we maintained our outlook for a less spectacular, though more sustainable, pace of growth for the U.S. economy.

This moderation in economic growth presented another challenge for the financial markets, since the Federal Reserve ("Fed") was crystal clear in its intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With growth slowing, the Fed could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Initially, the bond market did not agree with this assessment. The yield on the 10-year Treasury jumped by more than 100 basis points in the first half of the year, as the markets feared a repeat of 1994, when bonds were caught unprepared for the extent of Fed tightening. This past year, though, the fixed income markets had made significant adjustments in advance of the Fed tightening, which resulted in short term pain at the expense of a protracted period of surging yields. Indeed, once the Fed began to raise its target for the federal funds rate, the yield curve flattened in the second half of the year, suggesting diminished concerns about long-term inflation. In addition to the Treasury market, many corporates, mortgages and municipal bonds managed to generate positive returns for diversified fixed income portfolios during the investment period.

The equity markets struggled within a relatively tight trading range for much of the year. Interest rates, terror, oil prices, and the presidential election weighed heavily on market sentiment. In addition, profit growth was expected to slow as the cycle matured. Throughout this period, we maintained our belief in the fundamental strengths supporting

2

LETTER TO SHAREHOLDERS continued

growth in the economy and corporate earnings. Similar to the transition in GDP, we projected more moderate, yet still solid, levels of corporate profitability. As a result, our equity portfolio teams remained fully engaged during the periods of low volume and market weakness. We believe this strategy was effective for our long-term investors, for since stocks hit their 2004 lows in mid-August, the equity markets began a gradual climb higher, breaking through the year's trading range as oil prices declined and the outcome of the presidential election was quickly determined.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Maureen E.
Cullinane, CFA
Large Cap Core
Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

Tattersall Advisory
Group, Inc.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

Average annual return

1-year	6.31%	6.03%

5-year	-0.68%	-0.79%

Since portfolio inception	6.49%	6.42%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Foundation Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The LBABI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 6.31% for the twelve-month period ended December 31, 2004. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 4.34% and the Russell 1000 Index (Russell 1000) returned 11.40% . The fund seeks capital growth and current income. The fund is a balanced fund, with portfolios of growth stocks, value stocks and fixed income securities, all managed by teams of specialists.

In the growth stock portfolio, energy stocks were overweighted to take advantage of rising oil and natural gas prices. Positioned to benefit from an economic recovery, the portfolio also was overweighted in the consumer discretionary, industrials and materials sectors. Although information technology and health care accounted for almost half the growth portfolio's assets, they were slightly underweighted during the period. In information technology, we emphasized larger, established stable-growth companies, while in health care we emphasized services and medical device firms while underweighting the large pharmaceutical companies. Fund performance was aided by overweighted positions in the energy and consumer discretionary sectors, while the underweights in utilities and telecommunications services tended to hold back results. Despite the late-year rally in technology, the emphasis on large information technology companies was a drag on performance during a year in which smaller companies outperformed.

In the value portfolio, the basic materials and energy sectors were emphasized, while financial services and consumer discretionary stocks were underweighted. In general, the underweight position in consumer companies helped performance, as did the overweights in materials and energy stocks. While managers believed there was significant overcapacity in the financials sector, the underweighting of financial services companies held back results. Also holding back performance was selection within the information technology sector, as managers tended to favor the least volatile tech stocks, which underperformed during the period.

During 2004, the bond market reacted to an economy that made a transition from rapid growth to more moderate growth. In this environment, all spread sectors (mortgage, asset-backed, agency and corporate) were positive for most of the year and all finished 2004 significantly ahead of Treasuries. The portfolio was overweighted in mortgages for most of the twelve months, and this enhanced performance. Returns in the corporate market were somewhat muted in the first half of the year, but the sector posted strong results in the second half. The portfolio's modest underweighting in corporate bonds relative to its benchmark detracted from results; however, the positive security selection in the sector offset that negative. As a result, corporate bonds were a source of moderate value for the year.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,051.01	$ 4.54
Class 2	$ 1,000.00	$ 1,049.05	$ 5.77
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.71	$ 4.47
Class 2	$ 1,000.00	$ 1,019.51	$ 5.69

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class 1 and 1.12% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS I [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 13.04	$ 11.51	$ 13.05	$ 14.60	$ 15.70

Income from investment operations
Net investment income	0.24 [2]	0.23	0.30	0.30	0.24
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.58	1.58	(1.56)	(1.55)	(1.01)

Total from investment operations	0.82	1.81	(1.26)	(1.25)	(0.77)

Distributions to shareholders from
Net investment income	(0.12)	(0.28)	(0.28)	(0.30)	(0.24)
Net realized gains	0	0	0	0	(0.09)

Total distributions to shareholders	(0.12)	(0.28)	(0.28)	(0.30)	(0.33)

Net asset value, end of period	$ 13.74	$ 13.04	$ 11.51	$ 13.05	$ 14.60

Total return [3]	6.31%	15.78%	(9.66%)	(8.57%)	(4.93%)

Ratios and supplemental data
Net assets, end of period (thousands)	$104,601	$114,713	$131,386	$168,337	$187,825
Ratios to average net assets
Expenses [4]	0.90%	0.93%	0.91%	0.93%	0.92%
Net investment income	1.81%	1.77%	2.20%	2.15%	1.78%
Portfolio turnover rate	128%	145%	165%	195%	89%

[1] Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
[2] Net investment income per share is based on average shares outsta nding during the period.
[3] Total return does not reflect charges attributable to your insurance company's separate account.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002 [1]

Net asset value, beginning of period	$13.01	$11.50	$11.72

Income from investment operations
Net investment income	0.21 [2]	0.18 [2]	0.10 [2]
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.57	1.60	(0.04)

Total from investment operations	0.78	1.78	0.06

Distributions to shareholders from
Net investment income	(0.09)	(0.27)	(0.28)

Net asset value, end of period	$13.70	$13.01	$11.50

Total return [3]	6.03%	15.48%	0.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,576	$1,239	$ 182
Ratios to average net assets
Expenses [4]	1.15%	1.20%	1.16% [5]
Net investment income	1.61%	1.42%	2.00% [5]
Portfolio turnover rate	128%	145%	165%

[1] For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2] Net investment income per share is based on average shares outsta nding during the period.
[3] Total return does not reflect charges attributable to your insurance company's separate account.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.5%
Fixed-rate 3.5%
FNMA:
3.62%, 06/01/2010	$ 565,000	$559,559
4.87%, 05/01/2013	530,000	540,789
5.70%, 10/01/2008	844,635	889,873
5.84%, 12/01/2008	650,108	687,383
6.73%, 08/01/2009	1,013,282	1,107,486

Total Agency Commercial Mortgage-Backed Securities (cost $3,707,959)		3,785,090

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.4%
Fixed-rate 4.4%
FHLMC:
Ser. 2727, Class PD, 4.50%, 06/15/2029	485,000	478,237
Ser. 2750, Class DB, 4.50%, 05/15/2015	415,000	420,834
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	431,438
Ser. 2827, Class TC, 5.00%, 10/15/2017	480,000	489,951
Ser. 2840, Class OD, 5.00%, 07/15/2029	465,000	470,119
Ser. 2876, Class PD, 5.50%, 01/15/2028	370,000	378,868
Ser. 2894, Class QB, 5.50%, 02/15/2028	330,000	337,924
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	490,000	512,148
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	770,000	804,979
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	425,000	432,501

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $4,745,671)		4,756,999

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.4%
Fixed-rate 2.4%
FHLMC, 4.50%, TBA #	455,000	439,502
FNMA:
4.50%, TBA #	1,075,000	1,071,640
6.50%, 12/01/2031 - 08/01/2032	592,694	622,338
7.50%, 12/01/2030	152,300	163,367
GNMA, 3.50%, 08/20/2029 - 09/20/2029	253,966	258,871

Total Agency Mortgage-Backed Pass Through Securities
(cost $2,550,909)		2,555,718

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.5%
FNMA, Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042 (cost $492,106)	470,000	476,783

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 3.1%
FHLMC, Ser. T-54, Class 3A, 7.00%, 02/25/2043	273,174	289,991
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	178,693	188,483
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	310,509	329,236

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FNMA: continued
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	$ 148,643	$157,608
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	968,736	1,013,540
Ser. 2003-34, Class A1, 6.00%, 04/25/2043	383,884	393,542
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	285,656	302,884
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	276,855	292,906
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	344,689	359,425

Total Agency Reperforming Mortgage-Backed Pass Through
Securities (cost $3,342,024)		3,327,615

ASSET-BACKED SECURITIES 2.1%
Bank One Issuance Trust, Ser. 2003-A1, Class A1, 2.52%, 09/15/2010	425,000	426,527
First Franklin Mtge. Loan Trust, Ser. 2004-FF10, Class A2, 2.82%, 11/25/2034	375,000	375,241
FNMA, Ser. 2003-W13, Class AV2, 2.56%, 10/25/2033	265,980	265,904
Indymac Index Mtge. Loan Trust, Ser. 2004-AR12, Class A1, 2.81%, 12/25/2034	312,622	313,181
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%,
03/25/2032	555,000	573,995
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	304,877	314,619

Total Asset-Backed Securities (cost $2,262,642)		2,269,467

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.7%
Fixed-rate 2.7%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%,
02/15/2035	318,875	334,574
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%,
03/10/2039	413,053	404,876
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB9, Class A4,
5.38%, 06/12/2041	335,000	352,393
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	383,317
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	442,136
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1999-C1, Class A1, 6.41%,
06/15/2031	416,380	430,975
Morgan Stanley Capital I:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	71,031	71,057
Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	440,000	447,322

Total Commercial Mortgage-Backed Securities (cost $2,854,401)		2,866,650

CORPORATE BONDS 8.0%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	220,000	198,561

Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	300,000	364,069

CONSUMER STAPLES 0.4%
Beverages 0.4%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	1,000,000	435,176

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 0.4%
Oil & Gas 0.4%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	$ 400,000	$466,648

FINANCIALS 4.6%
Capital Markets 1.6%
Alliance Capital Management LP, 5.625%, 08/15/2006	400,000	413,551
Bank of New York Co., Inc., 7.30%, 12/01/2009	450,000	512,381
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	400,000	390,453
Morgan Stanley, 3.875%, 01/15/2009	400,000	398,143

		1,714,528

Commercial Banks 0.3%
Bank of America Corp., 7.125%, 05/01/2006	125,000	131,155
U.S. Bank, 6.375%, 08/01/2011	200,000	222,412

		353,567

Consumer Finance 1.8%
General Electric Capital Corp., 3.50%, 05/01/2008	350,000	347,662
GMAC, 6.875%, 09/15/2011	350,000	359,155
Household Finance Corp., 6.40%, 06/17/2008	440,000	475,075
Sprint Capital Corp., 6.875%, 11/15/2028	275,000	301,985
USAA Capital Corp., 5.59%, 12/20/2006 144A	400,000	417,072

		1,900,949

Real Estate 0.2%
Duke Realty LP, REIT, 3.35%, 01/15/2008	250,000	245,306

Thrifts & Mortgage Finance 0.7%
American General Finance Corp., 5.875%, 07/14/2006	370,000	383,766
Washington Mutual, Inc., 5.625%, 01/15/2007	325,000	338,619

		722,385

INDUSTRIALS 0.9%
Aerospace & Defense 0.3%
Boeing Co., 6.625%, 02/15/2038	300,000	334,067

Air Freight & Logistics 0.0%
United Parcel Service, Inc., 8.375%, 04/01/2020	5,000	6,723

Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	550,000	622,614

MATERIALS 0.3%
Metals & Mining 0.3%
Alcan, Inc., 6.125%, 12/15/2033	250,000	265,518

UTILITIES 0.9%
Electric Utilities 0.5%
Progress Energy, Inc., 7.75%, 03/01/2031	150,000	180,577
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	333,915

		514,492

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	$ 400,000	$413,330

Total Corporate Bonds (cost $7,923,926)		8,557,933

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Notes:
2.75%, 07/31/2006	825,000	822,584
5.00%, 08/15/2011	2,175,000	2,316,120
6.00%, 02/15/2026	2,620,000	3,002,051

Total U.S. Treasury Obligations (cost $6,008,208)		6,140,755

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.5%
Fixed-rate 1.5%
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 2A1, 3.82%,
12/21/2034	446,970	446,325
Washington Mutual, Inc.:
Ser. 2004-AR10, Class A1B, 2.61%, 07/25/2044	440,270	441,056
Ser. 2004-AR14, Class A1, 4.28%, 01/25/2035 (h)	400,000	398,760
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	375,000	367,034

Total Whole Loan Mortgage-Backed Colateralized
Mortgage Obligations (cost $1,642,197)		1,653,175

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
Fixed-rate 1.3%
MASTR Alternative Loans Trust, Ser. 2004-6, Class 3A1, 4.75%, 07/25/2019	326,762	329,669
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.46%, 10/25/2034	344,547	349,700
Ser. 2004-10AR, Class 2A2, 5.15%, 11/25/2034	353,104	359,656
Structured Asset Securities Corp., Ser. 2003-40A, Class 3A2, 4.51%, 01/25/2034	362,201	363,629

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $1,399,657)		1,402,654

	Shares	Value

COMMON STOCKS 61.6%
CONSUMER DISCRETIONARY 9.1%
Hotels, Restaurants & Leisure 1.0%
International Game Technology	14,000	481,320
Starbucks Corp. *	8,700	542,532

		1,023,852

Internet & Catalog Retail 1.9%
Amazon.com, Inc. *	20,900	925,661
eBay, Inc. *	9,200	1,069,776

		1,995,437

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.9%
Comcast Corp., Class A *	27,741	$911,014
Liberty Media Corp., Class A *	44,548	489,137
News Corp., Ltd., ADR	30,381	566,910
Omnicom Group, Inc.	2,900	244,528
Time Warner, Inc. *	47,831	929,835

		3,141,424

Multi-line Retail 0.7%
Target Corp.	15,000	778,950

Specialty Retail 1.3%
Best Buy Co., Inc.	10,800	641,736
Home Depot, Inc.	18,000	769,320

		1,411,056

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	13,900	783,960
Liz Claiborne, Inc.	9,445	398,673
Nike, Inc., Class B	2,400	217,656

		1,400,289

CONSUMER STAPLES 4.8%
Beverages 1.2%
Diageo plc, ADR	8,200	474,616
PepsiCo, Inc.	15,564	812,441

		1,287,057

Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc.	13,210	697,752

Food Products 0.6%
General Mills, Inc.	12,548	623,761

Household Products 1.4%
Colgate-Palmolive Co.	12,664	647,890
Kimberly-Clark Corp.	4,470	294,171
Procter & Gamble Co.	10,000	550,800

		1,492,861

Tobacco 0.9%
Altria Group, Inc.	16,679	1,019,087

ENERGY 4.9%
Energy Equipment & Services 1.1%
Schlumberger, Ltd	16,725	1,119,739

Oil & Gas 3.8%
Apache Corp.	8,700	439,959
Burlington Resources, Inc.	11,500	500,250
ChevronTexaco Corp.	9,006	472,905

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Exxon Mobil Corp.	38,805	$1,989,144
XTO Energy, Inc.	19,823	701,338

		4,103,596

FINANCIALS 12.1%
Capital Markets 3.1%
Bank of New York Co.	8,403	280,828
Goldman Sachs Group, Inc.	5,000	520,200
Legg Mason, Inc.	4,998	366,153
Merrill Lynch & Co., Inc.	12,350	738,160
Morgan Stanley	18,838	1,045,886
State Street Corp.	7,680	377,242

		3,328,469

Commercial Banks 2.4%
Bank of America Corp.	29,641	1,392,831
U.S. Bancorp	19,143	599,559
Wells Fargo & Co.	9,463	588,125

		2,580,515

Consumer Finance 1.1%
American Express Co.	21,820	1,229,993

Diversified Financial Services 2.6%
Citigroup, Inc.	39,614	1,908,603
JPMorgan Chase & Co.	22,024	859,156

		2,767,759

Insurance 2.0%
Allstate Corp.	11,041	571,040
American International Group, Inc.	12,101	794,673
Hartford Financial Services Group, Inc.	5,308	367,897
Prudential Financial, Inc.	6,837	375,762

		2,109,372

Thrifts & Mortgage Finance 0.9%
Fannie Mae	2,400	170,904
Washington Mutual, Inc.	17,500	739,900

		910,804

HEALTH CARE 6.1%
Health Care Equipment & Supplies 2.5%
Medtronic, Inc.	18,987	943,084
Millipore Corp. *	8,800	438,328
St. Jude Medical, Inc. *	13,500	566,055
Stryker Corp.	4,000	193,000
Zimmer Holdings, Inc.	6,400	512,768

		2,653,235

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.1%
Aetna, Inc.	4,900	$611,275
Caremark Rx, Inc. *	14,700	579,621

		1,190,896

Pharmaceuticals 2.5%
Abbott Laboratories	7,377	344,137
Merck & Co., Inc.	13,413	431,094
Pfizer, Inc.	44,804	1,204,780
Wyeth	16,826	716,619

		2,696,630

INDUSTRIALS 7.0%
Aerospace & Defense 1.4%
Honeywell International, Inc.	7,154	253,323
L-3 Communications Holdings, Inc.	2,500	183,100
Lockheed Martin Corp.	11,500	638,825
Northrop Grumman Corp.	8,280	450,101

		1,525,349

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	7,700	658,042

Building Products 0.3%
Masco Corp.	9,200	336,076

Commercial Services & Supplies 0.4%
Cendant Corp.	17,500	409,150

Electrical Equipment 0.7%
Cooper Industries, Ltd., Class A *	10,200	692,478

Industrial Conglomerates 3.3%
General Electric Co.	59,853	2,184,634
Tyco International, Ltd	37,990	1,357,763

		3,542,397

Machinery 0.3%
Deere & Co.	4,771	354,962

INFORMATION TECHNOLOGY 12.3%
Communications Equipment 2.3%
Cisco Systems, Inc. *	28,878	557,345
Corning, Inc. *	38,000	447,260
Motorola, Inc.	41,500	713,800
QUALCOMM, Inc.	16,500	699,600

		2,418,005

Computers & Peripherals 2.6%
Apple Computer, Inc. *	3,000	193,200
Dell, Inc. *	17,000	716,380

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
EMC Corp. *	26,000	$386,620
Hewlett-Packard Co.	15,500	325,035
International Business Machines Corp.	8,285	816,735
Lexmark International, Inc., Class A *	3,700	314,500

		2,752,470

Internet Software & Services 1.0%
VeriSign, Inc. *	12,000	402,240
Yahoo!, Inc. *	18,500	697,080

		1,099,320

IT Services 2.0%
Accenture, Ltd., Class A *	19,000	513,000
Affiliated Computer Services, Inc., Class A *	13,000	782,470
Cognizant Technology Solutions Corp., Class A *	21,000	888,930

		2,184,400

Semiconductors & Semiconductor Equipment 1.5%
Altera Corp.	7,542	156,120
Intel Corp.	41,985	982,029
Texas Instruments, Inc.	20,000	492,400

		1,630,549

Software 2.9%
Microsoft Corp.	83,565	2,232,021
Oracle Corp.	64,129	879,850

		3,111,871

MATERIALS 2.1%
Chemicals 1.2%
Air Products & Chemicals, Inc.	8,200	475,354
Dow Chemical Co.	9,581	474,355
PPG Industries, Inc.	5,700	388,512

		1,338,221

Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	8,776	335,506
Peabody Energy Corp.	3,494	282,700
Phelps Dodge Corp.	3,253	321,787

		939,993

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.6%
ALLTEL Corp.	6,257	367,661
SBC Communications, Inc.	16,312	420,360
Sprint Corp.	16,264	404,161
Verizon Communications, Inc.	12,765	517,110

		1,709,292

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.6%
Western Wireless Corp., Class A *	20,910	$612,663

UTILITIES 1.0%
Electric Utilities 1.0%
Allete, Inc.	6,324	232,407
DPL, Inc.	5,111	128,337
PG&E Corp. *	12,030	400,359
Southern Co.	10,741	360,038

		1,121,141

Total Common Stocks (cost $55,823,833)		65,998,913

SHORT-TERM INVESTMENTS 4.3%
MUTUAL FUND SHARES 4.3%
Evergreen Institutional U.S. Government Money Market Fund ø ##
(cost $4,587,548)	4,587,548	4,587,548

Total Investments (cost $97,341,081) 101.1%		108,379,300
Other Assets and Liabilities (1.1%)		(1,202,536)

Net Assets 100.0%		$107,176,764

#	When-issued or delayed delivery security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2004

The following table shows portfolio composition as a percent of total investments as of December 31, 2004:

Mortgage-Backed Securities	19.2%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	9.5%
Industrials	7.8%
Health Care	6.0%
U.S. Treasury Obligations	5.7%
Energy	5.3%
Consumer Staples	5.1%
Mutual Fund Shares	4.2%
Materials	2.4%
Asset-Backed Securities	2.1%
Telecommunication Services	2.1%
Utilities	1.9%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of December 31, 2004 (unaudited):

AAA	79.0%
AA	1.0%
A	10.0%
BBB	10.0%

100.0%

The following table shows the percent of total bonds by maturity as of December 31, 2004 (unaudited):

Less than 1 year	6.0%
1 to 3 year(s)	31.0%
3 to 5 years	21.0%
5 to 10 years	27.0%
10 to 20 years	2.0%
20 to 30 years	12.0%
Greater than 30 years	1.0%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $97,341,081)	$108,379,300
Receivable for securities sold	81,785
Principal paydown receivable	16,877
Receivable for Fund shares sold	455
Dividends and interest receivable	419,710

Total assets	108,898,127

Liabilities
Payable for securities purchased	1,690,391
Payable for Fund shares redeemed	289
Advisory fee payable	3,603
Distribution Plan expenses payable	53
Due to other related parties	971
Accrued expenses and other liabilities	26,056

Total liabilities	1,721,363

Net assets	$107,176,764

Net assets represented by
Paid-in capital	$124,560,719
Undistributed net investment income	1,238,204
Accumulated net realized losses on securities and foreign currency related transactions	(29,660,378)
Net unrealized gains on securities	11,038,219

Total net assets	$107,176,764

Net assets consists of
Class 1	$104,600,889
Class 2	2,575,875

Total net assets	$107,176,764

Shares outstanding
Class 1	7,613,230
Class 2	188,006

Net asset value per share
Class 1	$13.74
Class 2	$13.70

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Interest	$1,852,983
Dividends (net of foreign withholding taxes of $6,336)	1,160,009

Total investment income	3,012,992

Expenses
Advisory fee	808,501
Distribution Plan expenses	5,302
Administrative services fee	111,153
Transfer agent fees	359
Trustees' fees and expenses	1,828
Printing and postage expenses	33,060
Custodian and accounting fees	30,116
Professional fees	16,479
Other	1,030

Total expenses	1,007,828
Less: Expense reductions	(568)

Net expenses	1,007,260

Net investment income	2,005,732

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	5,322,788
Foreign currency related transactions	(582)

Net realized gains on securities and foreign currency related transactions	5,322,206
Net change in unrealized gains or losses on securities and foreign currency related
transactions	(767,502)

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	4,554,704

Net increase in net assets resulting from operations	$6,560,436

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income		$ 2,005,732		$ 2,023,938
Net realized gains or losses on securities
and foreign currency related
transactions		5,322,206		(3,954,180)
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(767,502)		17,271,702

Net increase in net assets resulting from
operations		6,560,436		15,341,460

Distributions to shareholders from
Net investment income
Class 1		(925,455)		(2,448,850)
Class 2		(17,612)		(24,181)

Total distributions to shareholders		(943,067)		(2,473,031)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	283,602	3,748,633	624,121	7,663,358
Class 2	109,614	1,441,879	77,834	974,136

		5,190,512		8,637,494

Net asset value of shares issued in
reinvestment of distributions
Class 1	67,849	925,455	189,638	2,448,850
Class 2	1,295	17,612	1,876	24,181

		943,067		2,473,031

Payment for shares redeemed
Class 1	(1,537,553)	(20,287,023)	(3,425,368)	(39,591,909)
Class 2	(18,168)	(238,946)	(266)	(3,173)

		(20,525,969)		(39,595,082)

Net decrease in net assets resulting from
capital share transactions		(14,392,390)		(28,484,557)

Total decrease in net assets		(8,775,021)		(15,616,128)
Net assets
Beginning of period		115,951,785		131,567,913

End of period		$ 107,176,764		$ 115,951,785

Undistributed (overdistributed) net
investment income		$ 1,238,204		$ (7,364)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Foundation Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

23

NOTES TO FINANCIAL STATEMENTS continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.21% as average daily net assets increase. Prior to December 13, 2004, the Fund paid the investment advisor an annual fee of 0.745% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

24

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004, the Fund paid brokerage commissions of $26,286 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended December 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$51,117,228	$83,980,486	$54,384,588	$88,552,311

During the year ended December 31, 2004, the Fund loaned securities to certain brokers and earned $341 in income from securities lending, which is included in dividend income on the Statement of Operations. As of December 31, 2004, the Fund had no securities on loan.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $98,332,179. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,112,904 and $1,065,783, respectively, with a net unrealized appreciation of $10,047,121.

As of December 31, 2004, the Fund had $28,669,280 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 111,682	$13,388,324	$ 8,868,654	$ 6,300,620

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

25

NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$1,238,204	$ 10,047,121	$ 28,669,280

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $943,067 and $2,473,031 of ordinary income for the years ended December 31, 2004 and December 31, 2003, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

26

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff''s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

27

NOTES TO FINANCIAL STATEMENTS continued

financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Foundation Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Foundation Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 49.49% of ordinary income dividends paid during the fiscal year ended December 31, 2004 qualified for the dividends received deduction.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

560855 rv2 2/2005

Evergreen VA Growth and Income Fund

Evergreen

VA GROWTH AND INCOME FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Growth and Income Fund, which covers the twelve-month period ended December 31, 2004.

We entered the investment period on the heels of a dramatic rebound in the equity markets. Clarity had improved on several issues, and our equity portfolio teams endeavored to maintain their focus on the solid fundamentals supporting growth in the economy and corporate profits. Indeed, Gross Domestic Product ("GDP") was strong, monetary policy was accommodative, and corporate earnings were approaching record levels. Would these positive fundamentals drive the markets higher in 2004, or would uncertainty about the election and the geopolitical situation paralyze the markets? Considering these swirling issues, our equity portfolio teams continued to emphasize the fundamentals throughout their portfolio decisions, in what would prove to be another exciting year in the stock market.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated. While the market was often rattled by reports of slower growth, we believed that it was characteristic of the economy's normal transition from recovery to expansion within the economic

1

LETTER TO SHAREHOLDERS continued

cycle. As a result, we continued to emphasize the fundamentals supporting more moderate, and what we believed to be more sustainable, levels of economic growth.

This moderation in economic growth presented a challenge for the equity markets, though, as monetary policymakers frequently telegraphed their intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With GDP growth slowing, the Federal Reserve could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Yet the drumbeat of inflation was prevalent for much of the year. Various measures of consumer and wholesale pricing spiked periodically throughout the year, and higher oil prices served to heighten concerns about personal consumption and corporate profit margins. Indeed, a solid inverse correlation between equities and oil persisted throughout the investment period. It was our strong belief though, that high oil prices were not sustainable and were likely driven by speculative fervor attempting to profit from the market's geopolitical fears. Indeed, it was not until oil fell from its peak of $55 per barrel in late October did the equity markets finally begin to break out of their 2004 trading range.

Despite this turmoil, the equity markets were continually supported by solid gains in corporate profitability throughout the investment period. All the massive cost cutting and balance sheet refinancing that occurred over the past two years resulted in dramatically improved operating leverage on corporate income statements, which enabled profit margins to continue their impressive expansion. This propelled operating earnings higher by almost 20% for companies within the S&P 500 Index during 2004. By maintaining a constant focus on these

2

LETTER TO SHAREHOLDERS continued

fundamentals, our equity portfolio teams remained fully engaged despite the periods of low volume, poor sentiment, and market weakness. While at times challenging, we believe this dedicated strategy once again proved effective for our long-term portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Walter T.
McCormick, CFA
Value Equity
Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

Average annual return

1-year	9.21%	8.93%

5-year	1.04%	0.92%

Since portfolio inception	8.73%	8.66%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 0.25% 12b-1 fee. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Growth and Income Fund Class 1 shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 9.21% for the twelve-month period ended December 31, 2004. During the same period, the Russell 1000 Value Index (Russell 1000 Value) returned 16.49% . The fund seeks capital growth in the value of its shares and current income.

The fund's strong investment results in the fourth quarter contributed significantly to its solid annual gains. In the final three months of 2004, the fund benefited from a favorable market environment, punctuated by positive investment results by all sectors that comprise the Russell 1000 Value Index. A good economic backdrop and falling energy prices helped spur the market's rally.

Good stock selection throughout the year had a meaningful impact on performance. In the energy sector, some of the bigger contributors included Exxon Mobil, Conoco Philips and BP plc. In the industrials sector, General Electric and Tyco International proved to be beneficial holdings as well. Johnson & Johnson was also a notable standout in a generally weak health care group.

Several health care names were significant detractors to performance. These included Merck and Pfizer. Merck declined sharply after the company took Vioxx, a very profitable painkiller, off the market. The decision followed reports of increased incidence of heart attack risk associated with the drug. This event had a spillover effect on Pfizer, which markets a similar product (Celebrex). In the media industry, Clear Channel and Viacom hurt results. These stocks underperformed, as an expected pickup in advertising spending along with improving economic conditions didn't materialize. In the technology sector, Texas Instruments and Cadence Design Systems also detracted from returns as these stocks languished in a less-than-ebullient technology market.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,079.43	$ 4.70
Class 2	$ 1,000.00	$ 1,078.03	$ 6.06
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.61	$ 4.57
Class 2	$ 1,000.00	$ 1,019.30	$ 5.89

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class 1 and 1.16% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1 [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 15.34	$ 11.86	$ 14.19	$ 16.46	$ 17.44

Income from investment operations
Net investment income	0.20	0.10	0.14	0.06	0.02
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	1.21	3.47	(2.33)	(2.07)	(0.07)

Total from investment operations	1.41	3.57	(2.19)	(2.01)	(0.05)

Distributions to shareholders from
Net investment income	(0.19)	(0.09)	(0.14)	(0.06)	(0.02)
Net realized gains	0	0	0 [2]	(0.20)	(0.91)

Total distributions to shareholders	(0.19)	(0.09)	(0.14)	(0.26)	(0.93)

Net asset value, end of period	$ 16.56	$ 15.34	$ 11.86	$ 14.19	$ 16.46

Total return [3]	9.21%	30.14%	(15.41%)	(12.16%)	(0.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$94,461	$94,239	$48,262	$66,619	$85,645
Ratios to average net assets
Expenses [4]	0.91%	0.99%	0.93%	0.95%	1.01%
Net investment income	1.23%	1.18%	1.10%	0.41%	0.10%
Portfolio turnover rate	80%	30%	76%	30%	53%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002 [1]

Net asset value, beginning of period	$ 15.30	$ 11.86	$12.29

Income from investment operations
Net investment income	0.17	0.11	0.08 [2]
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.20	3.42	(0.37)

Total from investment operations	1.37	3.53	(0.29)

Distributions to shareholders from
Net investment income	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$ 16.51	$ 15.30	$11.86

Total return [3]	8.93%	29.77%	(2.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$37,721	$24,131	$ 67
Ratios to average net assets
Expenses [4]	1.16%	1.24%	1.21% [5]
Net investment income	1.02%	1.12%	1.65% [5]
Portfolio turnover rate	80%	30%	76%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 10.1%
Household Durables 0.5%
D.R. Horton, Inc	14,374	$579,416

Internet & Catalog Retail 1.2%
Amazon.com, Inc. *	36,168	1,601,881

Media 2.7%
Comcast Corp., Class A *	32,017	1,065,526
Omnicom Group, Inc	1,533	129,263
Time Warner, Inc. *	54,362	1,056,797
Viacom, Inc., Class B	36,652	1,333,766

		3,585,352

Multi-line Retail 0.6%
Target Corp	14,896	773,549

Specialty Retail 3.2%
Best Buy Co., Inc	16,653	989,521
Chico's FAS, Inc. *	18,008	819,904
Home Depot, Inc	18,622	795,905
Lowe's Companies, Inc	16,549	953,057
Staples, Inc	20,944	706,022

		4,264,409

Textiles, Apparel & Luxury Goods 1.9%
Nike, Inc., Class B	16,723	1,516,609
Polo Ralph Lauren Corp., Class A	23,221	989,214

		2,505,823

CONSUMER STAPLES 7.6%
Beverages 1.3%
Diageo plc	63,939	910,514
PepsiCo, Inc	16,492	860,882

		1,771,396

Food & Staples Retailing 2.1%
BJ's Wholesale Club, Inc. *	45,319	1,320,142
CVS Corp	13,883	625,707
Wal-Mart Stores, Inc	15,046	794,730

		2,740,579

Food Products 1.0%
General Mills, Inc	27,122	1,348,234

Household Products 1.6%
Colgate-Palmolive Co	28,672	1,466,860
Procter & Gamble Co	11,690	643,885

		2,110,745

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.6%
Altria Group, Inc	33,731	$2,060,964

ENERGY 8.8%
Energy Equipment & Services 0.7%
Schlumberger, Ltd	12,723	851,805

Oil & Gas 8.1%
Apache Corp	16,850	852,104
BP plc, ADR	58,980	3,444,432
ConocoPhillips	14,935	1,296,806
Exxon Mobil Corp	84,614	4,337,314
Occidental Petroleum Corp	13,383	781,032

		10,711,688

FINANCIALS 20.8%
Capital Markets 4.3%
Bank of New York Co	32,876	1,098,716
Goldman Sachs Group, Inc	6,601	686,768
Legg Mason, Inc	11,098	813,040
Merrill Lynch & Co., Inc	13,024	778,444
Morgan Stanley	12,997	721,593
State Street Corp	13,773	676,530
T. Rowe Price Group, Inc	14,486	901,029

		5,676,120

Commercial Banks 7.0%
Bank of America Corp	88,236	4,146,210
North Fork Bancorp, Inc	25,344	731,174
U.S. Bancorp	47,503	1,487,794
Wells Fargo & Co	36,391	2,261,701
Zions Bancorp	9,895	673,157

		9,300,036

Consumer Finance 1.6%
American Express Co	22,899	1,290,817
Capital One Financial Corp	9,182	773,216

		2,064,033

Diversified Financial Services 4.3%
Citigroup, Inc	78,214	3,768,351
JPMorgan Chase & Co	49,850	1,944,648

		5,712,999

Insurance 2.4%
American International Group, Inc	17,156	1,126,634
Chubb Corp	8,771	674,490
Hartford Financial Services Group, Inc	10,415	721,864
Prudential Financial, Inc	13,222	726,681

		3,249,669

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 0.7%
Global Signal, Inc. REIT	31,947	$879,820

Thrifts & Mortgage Finance 0.5%
Fannie Mae	9,402	669,517

HEALTH CARE 11.4%
Biotechnology 0.5%
Amgen, Inc. *	10,932	701,288

Health Care Equipment & Supplies 3.2%
Baxter International, Inc	29,404	1,015,614
Medtronic, Inc	13,687	679,833
Millipore Corp. *	17,179	855,686
Stryker Corp	17,270	833,277
Zimmer Holdings, Inc. *	10,763	862,332

		4,246,742

Health Care Providers & Services 2.7%
Aetna, Inc	11,865	1,480,159
Caremark Rx, Inc. *	31,686	1,249,379
WellPoint, Inc. *	7,181	825,815

		3,555,353

Pharmaceuticals 5.0%
Abbott Laboratories	21,635	1,009,273
Johnson & Johnson	33,654	2,134,336
Merck & Co., Inc	22,956	737,806
Pfizer, Inc	76,175	2,048,346
Wyeth	15,580	663,552

		6,593,313

INDUSTRIALS 12.1%
Aerospace & Defense 2.4%
Honeywell International, Inc	17,229	610,079
Lockheed Martin Corp	28,125	1,562,344
United Technologies Corp	9,753	1,007,972

		3,180,395

Building Products 1.1%
Masco Corp	40,194	1,468,287

Electrical Equipment 0.5%
Rockwell Automation, Inc	14,947	740,624

Industrial Conglomerates 3.3%
General Electric Co	81,748	2,983,802
Tyco International, Ltd	37,873	1,353,581

		4,337,383

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 4.8%
Caterpillar, Inc	9,251	$902,065
Danaher Corp	15,773	905,528
Deere & Co	9,976	742,214
Donaldson Co., Inc	40,376	1,315,450
Dover Corp	24,543	1,029,333
ITT Industries, Inc	8,778	741,302
Timken Co	25,622	666,685

		6,302,577

INFORMATION TECHNOLOGY 12.6%
Communications Equipment 2.6%
Corning, Inc. *	83,168	978,887
Motorola, Inc	71,931	1,237,213
QUALCOMM, Inc	27,584	1,169,562

		3,385,662

Computers & Peripherals 1.4%
International Business Machines Corp	8,994	886,629
Lexmark International, Inc., Class A *	11,042	938,570

		1,825,199

IT Services 1.0%
Accenture, Ltd., Class A *	49,594	1,339,038

Semiconductors & Semiconductor Equipment 2.6%
Altera Corp. *	72,563	1,502,054
Intel Corp	28,003	654,990
Texas Instruments, Inc	53,585	1,319,263

		3,476,307

Software 5.0%
Cadence Design Systems, Inc. *	46,487	641,986
Microsoft Corp	107,966	2,883,772
Oracle Corp. *	228,638	3,136,913

		6,662,671

MATERIALS 6.1%
Chemicals 3.3%
Air Products & Chemicals, Inc	19,086	1,106,416
Dow Chemical Co	19,479	964,405
Ecolab, Inc	19,084	670,421
Lyondell Chemical Co	28,526	824,972
PPG Industries, Inc	10,500	715,680

		4,281,894

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.5%
Owens-Illinois, Inc. *	29,503	$668,243

Metals & Mining 1.5%
Alcoa, Inc	19,811	622,462
Massey Energy Co. (p)	20,738	724,793
Phelps Dodge Corp	6,577	650,597

		1,997,852

Paper & Forest Products 0.8%
Weyerhaeuser Co	15,761	1,059,454

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.1%
SBC Communications, Inc	33,400	860,718
Verizon Communications, Inc	13,000	526,630

		1,387,348

Wireless Telecommunication Services 1.1%
Western Wireless Corp., Class A *	50,000	1,465,000

UTILITIES 5.3%
Electric Utilities 4.4%
Cinergy Corp	7,600	316,388
E.ON AG	19,500	1,771,239
Enel SpA	100,000	979,303
Exelon Corp	20,608	908,195
FirstEnergy Corp	17,942	708,888
TXU Corp	18,000	1,162,080

		5,846,093

Multi-Utilities & Unregulated Power 0.9%
Dominion Resources, Inc	7,504	508,321
Ormat Technologies Inc. *	3,620	58,933
Public Service Enterprise Group, Inc	12,000	621,240

		1,188,494

Total Common Stocks (cost $107,474,345)		128,167,252

RIGHTS 0.0%
FINANCIALS 0.0%
Thrifts & Mortgage Finance 0.0%
Bank United Corp. * (h) + (cost $4,590)	13,500	0

EXCHANGE TRADED FUND 1.5%
Nasdaq-100 Trust, Ser. 1 (p) (cost $1,869,459)	49,605	1,979,735

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional U.S. Government Money Market Fund ø	29,049	$29,049
Navigator Prime Portfolio (pp)	3,290,126	3,290,126

Total Short-Term Investments (cost $3,319,175)		3,319,175

Total Investments (cost $112,667,569) 101.0%		133,466,162
Other Assets and Liabilities (1.0%)		(1,283,664)

Net Assets 100.0%		$132,182,498

*	Non-income producing security
(p)	All or a portion of these securities are on loan.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of December 31, 2004:

Financials	21.2%
Information Technology	12.8%
Industrials	12.3%
Health Care	11.6%
Consumer Discretionary	10.2%
Energy	8.9%
Consumer Staples	7.7%
Materials	6.2%
Utilities	5.4%
Telecommunication Services	2.2%
Other	1.5%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $112,667,569)
including $615,962 of securities loaned	$133,466,162
Receivable for securities sold	2,698,908
Dividends receivable	152,850

Total assets	136,317,920

Liabilities
Payable for securities purchased	802,767
Payable for Fund shares redeemed	8,110
Payable for securities on loan	3,290,126
Advisory fee payable	7,595
Distribution Plan expenses payable	773
Due to other related parties	1,709
Accrued expenses and other liabilities	24,342

Total liabilities	4,135,422

Net assets	$132,182,498

Net assets represented by
Paid-in capital	$127,877,872
Undistributed net investment income	25,035
Accumulated net realized losses on securities and foreign currency related transactions	(16,519,382)
Net unrealized gains on securities and foreign currency related transactions	20,798,973

Total net assets	$132,182,498

Net assets consists of
Class 1	$94,461,412
Class 2	37,721,086

Total net assets	$132,182,498

Shares outstanding
Class 1	5,705,159
Class 2	2,284,973

Net asset value per share
Class 1	$16.56
Class 2	$16.51

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $43,089)	$2,664,911

Expenses
Advisory fee	928,335
Distribution Plan expenses	78,635
Administrative services fee	124,136
Transfer agent fees	1,165
Trustees' fees and expenses	1,074
Printing and postage expenses	17,617
Custodian and accounting fees	32,617
Professional fees	17,243
Other	3,273

Total expenses	1,204,095
Less: Expense reductions	(569)

Net expenses	1,203,526

Net investment income	1,461,385

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	4,623,486
Foreign currency related transactions	12,562

Net realized gains on securities and foreign currency related transactions	4,636,048
Net change in unrealized gains or losses on securities and foreign
currency related transactions	4,899,636

Net realized and unrealized gains or losses on securities and foreign
currency related transactions	9,535,684

Net increase in net assets resulting from operations	$10,997,069

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income		$ 1,461,385		$ 582,838
Net realized gains on securities and
foreign currency related transactions		4,636,048		1,216,130
Net change in unrealized gains on
securities and foreign currency related
transactions		4,899,636		12,729,830

Net increase in net assets resulting from
operations		10,997,069		14,528,798

Distributions to shareholders from
Net investment income
Class 1		(1,083,883)		(499,294)
Class 2		(346,848)		(107,710)

Total distributions to shareholders		(1,430,731)		(607,004)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	419,705	6,497,003	237,122	3,293,482
Class 2	796,841	12,317,211	141,010	2,051,436

		18,814,214		5,344,918

Net asset value of shares issued in
reinvestment of distributions
Class 1	66,252	1,083,883	34,217	499,294
Class 2	21,253	346,848	7,197	107,710

		1,430,731		607,004

Payment for shares redeemed
Class 1	(922,864)	(14,306,098)	(1,101,951)	(13,337,110)
Class 2	(109,940)	(1,692,279)	(15,564)	(219,650)

		(15,998,377)		(13,556,760)

Net asset value of shares issued in
acquisition
Class 1	0	0	2,904,240	42,652,070
Class 2	0	0	1,438,531	21,071,677

		0		63,723,747

Net increase in net assets resulting from
capital share transactions		4,246,568		56,118,909

Total increase in net assets		13,812,906		70,040,703
Net assets
Beginning of period		118,369,592		48,328,889

End of period		$ 132,182,498		$ 118,369,592

Undistributed (overdistributed) net
investment income		$ 25,035		$ (5,396)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Growth and Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

18

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase. Prior to December 13, 2004, the Fund paid the investment advisor an annual fee which started at 0.75% and declined to 0.70% as the Fund's average daily net assets increased.

19

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004, the Fund paid brokerage commissions of $32,703 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of VA Capital Growth Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 of VA Capital Growth Fund at an exchange ratio of 0.81 and 0.82 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $4,395,565. The aggregate net assets of the Fund and VA Capital Growth Fund immediately prior to the acquisition were $47,742,729 and $63,723,747, respectively. The aggregate net assets of the Fund immediately after the acquisition were $111,466,476.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $101,346,419 and $96,800,869, respectively, for the year ended December 31, 2004.

20

NOTES TO FINANCIAL STATEMENTS continued

During the year ended December 31, 2004, the Fund loaned securities to certain brokers. At December 31, 2004, the value of securities on loan and the value of collateral amounted to $615,962 and $3,290,126, respectively. During the year ended December 31, 2004, the Fund earned $6,128 in income from securities lending which is included in dividend income on the Statement of Operations.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $112,719,099. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,638,423 and $891,360, respectively, with a net unrealized appreciation of $20,747,063.

As of December 31, 2004, the Fund had $16,467,472 in capital loss carryovers for federal income tax purposes with $5,870,639 expiring in 2009 and $10,596,833 expiring in 2010.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$25,035	$20,747,063	$16,467,472

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended December 31,

	2004	2003

Ordinary Income	$ 1,430,731	$ 636,229

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses

21

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of

22

NOTES TO FINANCIAL STATEMENTS continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Growth and Income Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Growth and Income Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

24

ADDITIONAL INFORMATION

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended December 31, 2004 qualified for the dividends received deduction.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

560858 rv2 2/2005

Evergreen VA Growth Fund

Evergreen

VA GROWTH FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Growth Fund, which covers the twelve-month period ended December 31, 2004.

We entered the investment period on the heels of a dramatic rebound in the equity markets. Clarity had improved on several issues, and our equity portfolio teams endeavored to maintain their focus on the solid fundamentals supporting growth in the economy and corporate profits. Indeed, Gross Domestic Product ("GDP") was strong, monetary policy was accommodative, and corporate earnings were approaching record levels. Would these positive fundamentals drive the markets higher in 2004, or would uncertainty about the election and the geopolitical situation paralyze the markets? Considering these swirling issues, our equity portfolio teams continued to emphasize the fundamentals throughout their portfolio decisions, in what would prove to be another exciting year in the stock market.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated. While the market was often rattled by reports of slower growth, we believed that it was characteristic of the economy's normal transition from recovery to expansion within the economic

1

LETTER TO SHAREHOLDERS continued

cycle. As a result, we continued to emphasize the fundamentals supporting more moderate, and what we believed to be more sustainable, levels of economic growth.

This moderation in economic growth presented a challenge for the equity markets, though, as monetary policymakers frequently telegraphed their intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With GDP growth slowing, the Federal Reserve could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Yet the drumbeat of inflation was prevalent for much of the year. Various measures of consumer and wholesale pricing spiked periodically throughout the year, and higher oil prices served to heighten concerns about personal consumption and corporate profit margins. Indeed, a solid inverse correlation between equities and oil persisted throughout the investment period. It was our strong belief though, that high oil prices were not sustainable and were likely driven by speculative fervor attempting to profit from the market's geopolitical fears. Indeed, it was not until oil fell from its peak of $55 per barrel in late October did the equity markets finally begin to break out of their 2004 trading range.

Despite this turmoil, the equity markets were continually supported by solid gains in corporate profitability throughout the investment period. All the massive cost cutting and balance sheet refinancing that occurred over the past two years resulted in dramatically improved operating leverage on corporate income statements, which enabled profit margins to continue their impressive expansion. This propelled operating earnings higher by almost 20% for companies within the S&P 500 Index during 2004. By maintaining a constant focus on these

2

LETTER TO SHAREHOLDERS continued

fundamentals, our equity portfolio teams remained fully engaged despite the periods of low volume, poor sentiment, and market weakness. While at times challenging, we believe this dedicated strategy once again proved effective for our long-term portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Theodore W. Price, CFA
Small Cap Growth Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

Average annual return

1-year	13.86%	13.58%

5-year	4.10%	3.98%

Since portfolio inception	4.59%	4.50%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Growth Fund Class 1 shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 13.86% for the twelve-month period ended December 31, 2004. During the same period, the Russell 2000 Growth Index (Russell 2000 Growth) returned 14.31% . The fund seeks long-term capital growth.

The fund performed consistently with its benchmark, the Russell 2000 Growth Index, during 2004, helped substantially by the overweight position in information technology stocks during the final quarter of the year. During 2004, small-cap value stocks tended to outperform growth issues until the final quarter, when small company growth stocks staged a strong rally.

During the year, the fund's investments in information technology, industrials and energy stocks supported performance, while decisions in health care, telecommunications services and materials tended to detract from positive results. The move from an underweight to an overweight position in technology near the end of the third quarter was a positive, as the portfolio benefited from the information technology sector rally in the closing weeks of 2004. The overweighted position in energy stocks helped for the first nine months of the period, but held back results in the final quarter when the group was one of the weaker performers. Industrials, which we overweighted throughout 2004, benefited from a consistent economic recovery and remained strong throughout the year.

In information technology, the strongest performers were: Synaptics, which benefited from the strength of Apple's iPod sales, and F5 Networks, which reported very strong third quarter earnings that ultimately encouraged investors. In industrials, the fund saw strength across all parts of the sector. Particularly good performers included: Kroll, a company specializing in individual security clearance checks, which was acquired by Marsh & McLennan; and Steiner Leisure, which appreciated on news of the renewal of its spa management contract with Princess Cruises. In the overweighted energy sector, the performance was spread throughout the sector with the best performer being, for the second consecutive year, Ultra Petroleum, an exploration and production company focusing on natural gas and operating in the Powder Basin region of Wyoming.

In health care, an underweight in the health care services industry and several poor-performing selections tended to hold back results. The most significant detractor in the health care sector was Wilson Greatbatch, which lost its contract with Johnson & Johnson during the year. The de-emphasis on the materials sector also held back performance, as steel company valuations increased during 2004 as the economy improved. The underweight in telecommunications services also hurt performance, despite good stock selection.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,095.24	$ 5.06
Class 2	$ 1,000.00	$ 1,094.10	$ 6.37
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.31	$ 4.88
Class 2	$ 1,000.00	$ 1,019.05	$ 6.14

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class 1 and 1.21% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1 [1]	2004	2003	2002	2001	2000 [2]

Net asset value, beginning of period	$ 12.12	$ 8.72	$ 11.93	$ 15.71	$ 13.87

Income from investment operations
Net investment loss	(0.09)	(0.08) [3]	(0.07) [3]	(0.06)	(0.04)
Net realized and unrealized gains or losses on securities	1.77	3.48	(3.14)	(1.42)	1.88

Total from investment operations	1.68	3.40	(3.21)	(1.48)	1.84

Distributions to shareholders from
Net realized gains	0	0	0	(2.30)	0

Net asset value, end of period	$ 13.80	$ 12.12	$ 8.72	$ 11.93	$ 15.71

Total return [4]	13.86%	38.99%	(26.91%)	(6.68%)	13.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,221	$19,855	$14,095	$17,505	$20,266
Ratios to average net assets
Expenses [5]	0.96%	1.00%	0.97%	0.90%	0.77%
Net investment income (loss)	(0.74%)	(0.75%)	(0.69%)	(0.48%)	0.24%
Portfolio turnover rate	81%	118%	94%	99%	144%

[1] Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
[2] Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of the Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to the Fund, its a ccounting and performance history has been carried forward.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.
[4] Total return does not reflect charges attributable to your insurance company's separate account.
[5] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002 [1]

Net asset value, beginning of period	$12.08	$ 8.71	$8.79

Income from investment operations
Net investment loss	(0.10)	(0.11) [2]	(0.03) [2]
Net realized and unrealized gains or losses on securities	1.74	3.48	(0.05)

Total from investment operations	1.64	3.37	(0.08)

Net asset value, end of period	$13.72	$12.08	$8.71

Total return [3]	13.58%	38.69%	(0.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$4,960	$2,570	$ 264
Ratios to average net assets
Expenses [4]	1.21%	1.26%	1.20% [5]
Net investment loss	(0.99%)	(1.03%)	(0.87%) [5]
Portfolio turnover rate	81%	118%	94%

[1] For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2] Net investment loss per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company's separate account.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 13.4%
Automobiles 0.6%
Monaco Coach Corp.	8,150	$167,645

Hotels, Restaurants & Leisure 3.9%
Applebee's International, Inc.	3,112	82,312
Aztar Corp. *	4,200	146,664
P.F. Chang's China Bistro, Inc. *	3,300	185,955
Penn National Gaming, Inc. *	5,850	354,217
Rare Hospitality International, Inc. *	5,200	165,672
Shuffle Master, Inc. *	4,425	208,418

		1,143,238

Leisure Equipment & Products 1.7%
Marvel Enterprises, Inc. *	14,650	300,032
SCP Pool Corp.	5,975	190,603

		490,635

Media 0.9%
Radio One, Inc., Class D *	15,850	255,502

Multi-line Retail 0.5%
Conn's, Inc. *	8,100	136,242

Specialty Retail 5.4%
Aeropostale, Inc. *	4,300	126,549
America's Car-Mart, Inc. *	4,900	186,200
Guitar Center, Inc. *	1,800	94,842
Hibbett Sporting Goods, Inc. *	8,287	220,517
Michaels Stores, Inc.	5,200	155,844
Monro Muffler Brake, Inc. *	7,250	183,425
Stage Stores, Inc. *	4,998	207,517
Steiner Leisure, Ltd. *	7,500	224,100
West Marine, Inc. *	7,600	188,100

		1,587,094

Textiles, Apparel & Luxury Goods 0.4%
Warnaco Group, Inc. *	5,350	115,560

CONSUMER STAPLES 1.3%
Food & Staples Retailing 1.3%
Performance Food Group Co. *	5,100	137,241
United Natural Foods, Inc. *	8,000	248,800

		386,041

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
ENERGY 6.7%
Energy Equipment & Services 4.1%
Grey Wolf, Inc. *	27,500	$144,925
Input/Output, Inc. *	21,100	186,524
Oceaneering International, Inc. *	6,500	242,580
Superior Energy Services, Inc. *	21,950	338,250
Unit Corp. *	7,400	282,754

		1,195,033

Oil & Gas 2.6%
Comstock Resources, Inc. *	8,300	183,015
Harvest Natural Resources, Inc. *	8,400	145,068
Interoil Corp. *	5,578	211,072
Ultra Petroleum Corp. *	4,750	228,617

		767,772

FINANCIALS 9.3%
Capital Markets 0.8%
Investors Financial Services Corp.	4,450	222,411

Commercial Banks 3.6%
Boston Private Financial Holdings, Inc.	6,650	187,330
East West Bancorp, Inc.	8,578	359,933
Silicon Valley Bancshares *	3,900	174,798
Southwest Bancorp of Texas, Inc.	13,900	323,731

		1,045,792

Consumer Finance 0.8%
Asta Funding, Inc.	8,794	236,031

Insurance 3.2%
Argonaut Group, Inc. *	10,000	211,300
HCC Insurance Holdings, Inc.	6,850	226,872
Hub International, Ltd.	9,100	167,531
Markel Corp. *	950	345,800

		951,503

Thrifts & Mortgage Finance 0.9%
BankAtlantic Bancorp, Inc., Class A	12,800	254,720

HEALTH CARE 18.8%
Biotechnology 3.9%
Angiotech Pharmaceuticals, Inc. *	7,400	136,530
Celgene Corp. *	1,700	45,101
DOV Pharmaceutical, Inc. *	12,800	231,040
Gen-Probe, Inc. *	4,900	221,529
Martek Biosciences Corp. *	2,950	151,040
Protein Design Labs, Inc. *	9,200	190,072
Telik, Inc. *	7,950	152,163

		1,127,475

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.9%
American Medical Systems Holdings, Inc. *	7,250	$303,122
Animas Corp. *	9,400	146,922
Kensey Nash Corp. *	5,000	172,650
Kinetic Concepts, Inc. *	1,200	91,560
Kyphon, Inc. *	8,100	208,656
ResMed, Inc. *	3,100	158,410
Respironics, Inc. *	3,650	198,414
Wright Medical Group, Inc. *	4,700	133,950

		1,413,684

Health Care Providers & Services 7.5%
Advisory Board Co. *	4,000	147,520
Andrx Corp. *	7,000	152,810
Beverly Enterprises, Inc. *	25,400	232,410
Centene Corp. *	11,200	317,520
LabOne, Inc. *	5,400	173,016
Pediatrix Medical Group, Inc. *	3,400	217,770
PSS World Medical, Inc. *	14,100	176,462
Psychiatric Solutions, Inc. *	7,261	265,462
Symbion, Inc. *	8,000	176,640
United Surgical Partners International, Inc. *	3,600	150,120
VCA Antech, Inc. *	9,700	190,120

		2,199,850

Pharmaceuticals 2.5%
Bradley Pharmaceuticals, Inc., Class A *	10,600	205,640
Connetics Corp. *	10,400	252,616
Medicines Co. *	4,500	129,600
Medicis Pharmaceutical Corp., Class A	4,200	147,462

		735,318

INDUSTRIALS 17.7%
Aerospace & Defense 1.9%
Argon ST *	3,875	137,369
Engineered Support Systems, Inc.	4,700	278,334
Sypris Solutions, Inc.	8,700	133,197

		548,900

Air Freight & Logistics 2.0%
Forward Air Corp. *	6,600	295,020
UTi Worldwide, Inc.	4,250	289,085

		584,105

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 4.8%
Corrections Corporation of America *	7,300	$295,285
DiamondCluster International, Inc., Class A *	15,800	226,414
Heidrick & Struggles International, Inc. *	7,800	267,306
Interline Brands, Inc. *	6,801	119,630
Kforce, Inc. *	11,700	129,870
Portfolio Recovery Associates, Inc. *	4,000	164,880
Stericycle, Inc. *	4,350	199,882

		1,403,267

Electrical Equipment 0.8%
Power-One, Inc. *	27,650	246,638

Machinery 5.5%
A.S.V., Inc. *	4,500	215,550
Actuant Corp., Class A *	3,700	192,955
Briggs & Stratton Corp.	6,500	270,270
IDEX Corp.	7,000	283,500
Oshkosh Truck Corp.	4,400	300,872
Terex Corp. *	3,500	166,775
Wabash National Corp. *	6,700	180,431

		1,610,353

Road & Rail 1.0%
Old Dominion Freight Line, Inc. *	8,200	285,360

Trading Companies & Distributors 1.7%
Hughes Supply, Inc.	7,400	239,390
MSC Industrial Direct Co., Inc., Class A	6,950	250,061

		489,451

INFORMATION TECHNOLOGY 28.0%
Communications Equipment 3.7%
Avocent Corp. *	5,900	239,068
Packeteer, Inc. *	14,400	208,080
Powerwave Technologies, Inc. *	36,400	308,672
Tekelec *	15,800	322,952

		1,078,772

Computers & Peripherals 1.4%
Applied Films Corp. *	4,300	92,708
Stratasys, Inc. *	5,723	192,064
Synaptics, Inc. *	3,600	110,088

		394,860

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 3.0%
Aeroflex, Inc. *	24,600	$298,152
BEI Technologies, Inc.	2,200	67,936
Benchmark Electronics, Inc. *	8,325	283,882
FLIR Systems, Inc. *	3,700	236,023

		885,993

Internet Software & Services 4.1%
Blue Coat Systems, Inc. *	8,600	160,046
Digital River, Inc. *	600	24,966
Equinix, Inc. *	7,578	323,884
Interwoven, Inc. *	16,000	174,080
NIC, Inc. *	22,300	113,284
Retek, Inc. *	19,300	118,695
ValueClick, Inc. *	22,000	293,260

		1,208,215

IT Services 3.5%
Cognizant Technology Solutions Corp., Class A *	3,500	148,155
eFunds Corp. *	8,800	211,288
Euronet Worldwide, Inc. *	6,300	163,926
Global Payments, Inc.	5,450	319,043
MPS Group, Inc. *	14,350	175,931

		1,018,343

Semiconductors & Semiconductor Equipment 7.2%
ATMI, Inc. *	15,150	341,329
August Technology Corp. *	18,400	193,752
Exar Corp. *	16,850	239,102
Genesis Microchip, Inc. *	16,900	274,118
LTX Corp. *	25,800	198,402
Power Integrations, Inc. *	3,800	75,164
Rudolph Technologies, Inc. *	10,100	173,417
Semtech Corp. *	7,600	166,212
Silicon Image, Inc. *	9,700	159,662
Trident Microsystems, Inc. *	17,400	290,928

		2,112,086

Software 5.1%
Agile Software Corp. *	37,500	306,375
ANSYS, Inc. *	3,550	113,813
Concur Technologies, Inc. *	14,400	128,304
JAMDAT Mobile, Inc. *	443	9,148
Kronos, Inc. *	4,100	209,633
Moldflow Corp. *	20,000	318,000
RSA Security, Inc. *	10,800	216,648
Sonic Solutions *	7,600	170,544

		1,472,465

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS 0.9%
Chemicals 0.4%
Headwaters, Inc. *	4,300	$122,550

Metals & Mining 0.5%
AMCOL International Corp.	7,500	150,675

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Alamosa Holdings, Inc. *	19,500	243,165

Total Common Stocks (cost $21,610,925)		28,286,744

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Money Market Fund ø (cost $879,224)	879,224	879,224

Total Investments (cost $22,490,149) 99.9%		29,165,968
Other Assets and Liabilities 0.1%		14,940

Net Assets 100.0%		$29,180,908

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of December 31, 2004:

Information Technology	28.9%
Health Care	19.4%
Industrials	18.3%
Consumer Discretionary	13.8%
Financials	9.6%
Energy	6.9%
Consumer Staples	1.4%
Materials	0.9%
Telecommunication Services	0.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $22,490,149)	$29,165,968
Receivable for securities sold	29,805
Dividends receivable	5,775
Prepaid expenses and other assets	567

Total assets	29,202,115

Liabilities
Payable for securities purchased	1,263
Payable for Fund shares redeemed	9,369
Advisory fee payable	1,678
Distribution Plan expenses payable	102
Due to other related parties	583
Accrued expenses and other liabilities	8,212

Total liabilities	21,207

Net assets	$29,180,908

Net assets represented by
Paid-in capital	$23,374,620
Undistributed net investment loss	(124)
Accumulated net realized losses on securities	(869,407)
Net unrealized gains on securities	6,675,819

Total net assets	$29,180,908

Net assets consists of
Class 1	$24,221,124
Class 2	4,959,784

Total net assets	$29,180,908

Shares outstanding
Class 1	1,754,771
Class 2	361,561

Net asset value per share
Class 1	$13.80
Class 2	$13.72

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $269)	$39,690
Income from affiliate	13,442

Total investment income	53,132

Expenses
Advisory fee	171,527
Distribution Plan expenses	9,911
Administrative services fee	24,475
Transfer agent fees	517
Trustees' fees and expenses	532
Printing and postage expenses	12,898
Custodian and accounting fees	6,693
Professional fees	17,336
Other	894

Total expenses	244,783
Less: Expense reductions	(119)

Net expenses	244,664

Net investment loss	(191,532)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,791,471
Net change in unrealized gains or losses on securities	1,889,987

Net realized and unrealized gains or losses on securities	3,681,458

Net increase in net assets resulting from operations	$3,489,926

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment loss		$(191,532)		$(131,866)
Net realized gains on securities		1,791,471		1,710,514
Net change in unrealized gains
or losses on securities		1,889,987		4,135,016

Net increase in net assets resulting
from operations		3,489,926		5,713,664

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	424,899	5,222,439	386,093	4,084,419
Class 2	172,437	2,133,813	265,096	2,662,828

		7,356,252		6,747,247

Payment for shares redeemed
Class 1	(307,849)	(3,803,765)	(365,229)	(3,683,000)
Class 2	(23,639)	(286,099)	(82,680)	(712,861)

		(4,089,864)		(4,395,861)

Net increase in net assets resulting
from capital share transactions		3,266,388		2,351,386

Total increase in net assets		6,756,314		8,065,050
Net assets
Beginning of period		22,424,594		14,359,544

End of period		$29,180,908		$22,424,594

Undistributed net investment loss		$(124)		$(52)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Growth Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occuring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

18

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase. Prior to December 13, 2004, the Fund paid the investment advisor an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. As of December 31, 2004 the Fund had $13,492 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004, the Fund paid brokerage commissions of $2,001 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $22,402,908 and $19,053,583, respectively, for the year ended December 31, 2004.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $22,602,974. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,727,696 and $164,702, respectively, with a net unrealized appreciation of $6,562,994.

As of December 31, 2004, the Fund had $756,582 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$124	$6,562,994	$756,582

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated

21

NOTES TO FINANCIAL STATEMENTS continued

broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Growth Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Growth Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

23

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

560859 rv2 2/2005

Evergreen VA High Income Fund

Evergreen

VA HIGH INCOME FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA High Income Fund, which covers the twelve-month period ended December 31, 2004.

Once again, the fixed income markets proved to be an effective diversification tool for investors during 2004. After solid gains in the previous year, many bond market participants entered 2004 with trepidation, as the economy continued to grow and Federal Reserve ("Fed") officials appeared to lose enthusiasm for stimulative monetary policy. Throughout the investment period, though, our Investment Strategy Committee projected a moderation in Gross Domestic Product ("GDP") growth and policy action from the Fed that would prove less stimulative, rather than more restrictive, for the U.S. economy. Our fixed income teams, therefore, were able to focus on fundamental issues such as credit quality and duration, without succumbing to the inflation fears that frequently surfaced during the past year. This focus combined with the uncertain geopolitical environment and often-spotty economic data to deliver yet another year of healthy returns for fixed income investors.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, and demand broadened from personal consumption to include significant increases in capital investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion. Surveys for the manufacturing and services industries continued to suggest further growth, and inflation measurements had signaled only mild pricing pressures. Yet consumer confidence remained negatively affected by the weakness in employment growth. While

1

LETTER TO SHAREHOLDERS continued

productivity gains and rising health care costs had kept a lid on corporate hiring, it was our strong opinion that the renewal of capital investment would soon be accompanied by increases in payroll growth. Indeed, this thought process was tested periodically, but employment gains finally arrived, with overall payrolls climbing by more than two million jobs for the full year. As the year progressed, though, the rate of growth in GDP had clearly moderated. After experiencing year-over-year GDP gains of approximately 5% in the first half of the year, the year over year pace had fallen to the 4.0% range by the end of 2004. In addition, the economy displayed mixed signals with a variety of conflicting reports throughout the year. While the markets were often rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from the recovery phase to the expansion phase of the economic cycle.

Despite this moderation in economic growth, the Fed was very clear in its intentions to gradually raise interest rates. At the beginning of 2004, the Fed's mantra was that they would keep monetary policy accommodative for a "considerable period." In the first quarter, their missive changed in that they would remain "patient" in their policy accommodation. Once job growth resumed and oil prices began to climb, though, monetary policymakers stated that they would be "measured" in their removal of policy accommodation. Despite these attempts at clarity, market interest rates surged in anticipation of the Fed tightening, led by the yield on the 10-year Treasury, which jumped by more than 100 basis points during the second quarter of last year. This prompted fears of a repeat of 1994, when bonds struggled mightily as the market was caught unprepared for Fed tightening. This time, though, the bond market had made significant adjustments in advance of the Fed action, resulting in short term pain, though most likely at the expense of a protracted period of surging yields. Indeed, after the central bank's first interest rate increase at the end of June, market interest rates began to recover, a process that would

2

LETTER TO SHAREHOLDERS continued

continue for the balance of the year, suggesting diminished concerns about long-term inflation.

During the investment period, U.S. Treasuries helped lead the fixed income markets higher, benefiting from the uncertain geopolitical environment. Safe haven investing was a common theme in the government bond market, which also experienced significant purchases from foreign central banks in defense of their currencies, pushing Treasury yields lower and narrowing spreads relative to other fixed income securities.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Dana Erikson, CFA High Yield Bond Team Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999

	Class 1	Class 2
Class inception date	6/30/99	7/31/02

Average annual return

1-year	8.69%	8.39%

5-year	9.00%	8.86%

Since portfolio inception	9.00%	8.87%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA High Income Fund Class 1 shares, versus a similar investment in the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 8.69% for the twelve-month period ended December 31, 2004. During the same period, the Merrill Lynch High Yield Master Index (MLHYMI) returned 10.76%. The fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

Bolstered by good economic growth and investors' willingness to increase risk in this environment, high yield bonds registered solid gains for the twelve-month period ended December 31, 2004.

The fund performed relatively well during the first three quarters, but in the fourth quarter, a spate of good economic news from strong productivity and moderate inflation data to improving employment data and falling energy prices helped boost returns markedly.

Sector selection also proved rewarding for the fund. Specifically, our overweight exposure to cyclical companies contributed positively to returns. Our overweighting in the transportation sector and investments in media and information technology also had a positive impact on performance.

The fund underperformed the index as a result of two primary factors. First, the fund's underweighting in lower-rated high yield bonds, such as non-rated debt securities, detracted from performance, as these investments recorded above-average performance. Secondly, detracting from total return was the fund's underweighting in the telecommunication sector.

Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,071.50	$ 5.10
Class 2	$ 1,000.00	$ 1,069.50	$ 6.40
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.21	$ 4.98
Class 2	$ 1,000.00	$ 1,018.95	$ 6.24

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.98% for Class 1 and 1.23% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1[1]	2004	2003	2002	2001	2000[2]

Net asset value, beginning of period	$ 10.45	$ 9.93	$ 9.52	$ 9.37	$10.15

Income from investment operations
Net investment income	0.72	0.83[3]	0.27	0.81	0.91
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.19	0.98	0.41	0.15	(0.78)

Total from investment operations	0.91	1.81	0.68	0.96	0.13

Distributions to shareholders from net investment income	(0.60)	(1.29)	(0.27)	(0.81)	(0.91)

Net asset value, end of period	$ 10.76	$ 10.45	$ 9.93	$ 9.52	$ 9.37

Total return[4]	8.69%	18.26%	7.15%	10.27%	1.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,736	$11,485	$26,222	$5,310	$4,913
Ratios to average net assets
Expenses[5]	0.99%	0.98%	1.00%	1.01%	1.01%
Net investment income	6.60%	7.76%	7.93%	8.49%	8.97%
Portfolio turnover rate	65%	77%	87%	131%	174%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Effective at the close of business on February 1, 2000, the Fund acquired the net assets of Mentor VIP High Income Portfolio ("Mentor Portfolio") . Mentor Portfolio was the accounting and   performance survivor in this transaction . The financial highlights for periods prior to February 2, 2000 are those of Mentor Portfolio.

3 Net investment income per share is based on average shares outstanding during the period.

4 Total return does not reflect charges attributable to your insurance company's separate account.

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.43	$ 9.91	$ 9.77

Income from investment operations
Net investment income	0.68[2]	0.80[2]	0.15
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.19	0.99	0.26

Total from investment operations	0.87	1.79	0.41

Distributions to shareholders from net investment income	(0.57)	(1.27)	(0.27)

Net asset value, end of period	$ 10.73	$10.43	$9.91

Total return[3]	8.39%	18.11%	4.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,698	$7,804	$ 965
Ratios to average net assets
Expenses[4]	1.24%	1.25%	1.27%[5]
Net investment income	6.31%	7.39%	7.63%[5]
Portfolio turnover rate	65%	77%	87%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS 85.3%
CONSUMER DISCRETIONARY 26.3%
Auto Components 2.7%
ArvinMeritor, Inc., 6.80%, 02/15/2009	$ 153,000	$161,415
Collins & Aikman Products Co.:
10.75%, 12/31/2011	48,000	49,200
12.875%, 08/24/2012 144A	100,000	86,875
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	125,000	130,625
RJ Tower Corp., 12.00%, 06/01/2013	150,000	118,500
Tenneco Automotive, Inc.:
8.625%, 11/15/2014 144A	70,000	73,150
10.25%, 07/15/2013	115,000	136,275

		756,040

Hotels, Restaurants & Leisure 5.4%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	110,000	123,200
Equinox Holdings, Inc., 9.00%, 12/15/2009	155,000	165,850
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	50,000	50,500
Herbst Gaming, Inc., 7.00%, 11/15/2014 144A	125,000	127,187
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	117,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	198,625
La Quinta Corp., 8.875%, 03/15/2011	20,000	22,400
MTR Gaming Group, Inc., 9.75%, 04/01/2010	120,000	132,600
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	100,000	109,750
Universal City Florida Holdings, Co., 8.375%, 05/01/2010 144A	75,000	78,188
Venetian Casino Resort LLC, 11.00%, 06/15/2010	175,000	200,594
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	200,000	199,000

		1,525,394

Household Durables 2.1%
Jarden Corp., 9.75%, 05/01/2012	100,000	111,500
K. Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 144A	100,000	101,125
6.375%, 12/15/2014	60,000	60,450
Meritage Corp., 9.75%, 06/01/2011	50,000	55,500
WCI Communities, Inc., 9.125%, 05/01/2012	235,000	262,025

		590,600

Leisure Equipment & Products 0.6%
Affinity Group, Inc., 9.00%, 02/15/2012	71,000	77,212
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	100,000	104,000

		181,212

Media 11.8%
AMC Entertainment, Inc., 9.875%, 02/01/2012	175,000	191,625
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	150,000	160,875
CCO Holdings LLC, 8.75%, 11/15/2013	175,000	181,562
Charter Communications Holdings LLC, 8.625%, 04/01/2009	325,000	283,562
Cinemark USA, Inc., Sr. Disc. Note, Step Bond, 0.00% 03/15/2014 †	250,000	190,000
CSC Holdings, Inc., 7.625%, 04/01/2011	240,000	259,800

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Dex Media East LLC, 9.875%, 11/15/2009	$ 205,000	$234,469
Emmis Communications Corp., 6.875%, 05/15/2012	105,000	110,381
Houghton Mifflin Co., 9.875%, 02/01/2013	225,000	247,500
IMAX Corp., 9.625%, 12/01/2010	300,000	328,500
Jostens IH Corp., 7.625%, 10/01/2012 144A	125,000	130,625
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	50,000	54,375
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 08/15/2014 144A †	200,000	136,000
Mediacom Capital Corp., 9.50%, 01/15/2013	250,000	252,188
PRIMEDIA, Inc., 8.875%, 05/15/2011	85,000	90,313
RCN Corp., 12.50%, 06/30/2008 (h) +	208,073	213,275
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	125,000	133,438
WMG Holdings Corp., 6.91%, 12/15/2011 144A	150,000	151,875

		3,350,363

Specialty Retail 3.4%
Aearo Co., 8.25%, 04/15/2012 (h)	25,000	25,875
CSK Auto, Inc., 7.00%, 01/15/2014	200,000	197,250
FTD, Inc., 7.75%, 02/15/2014	250,000	258,750
Group 1 Automotive, Inc., 8.25%, 08/15/2013	175,000	186,812
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011 (h)	50,000	58,750
United Auto Group, Inc., 9.625%, 03/15/2012	225,000	249,750

		977,187

Textiles, Apparel & Luxury Goods 0.3%
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	82,875

CONSUMER STAPLES 4.7%
Food & Staples Retailing 0.8%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	75,000	68,625
Pathmark Stores, Inc., 8.75%, 02/01/2012	125,000	120,000
Rite Aid Corp., 9.50%, 02/15/2011	30,000	33,075

		221,700

Food Products 1.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	10,000	10,700
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	40,000	40,700
Del Monte Corp., 8.625%, 12/15/2012	46,000	51,750
Michael Foods, Inc., 8.00%, 11/15/2013	60,000	63,600
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	220,000	248,600

		415,350

Personal Products 2.3%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	400,000	426,000
Playtex Products, Inc., 8.00%, 03/01/2011	200,000	219,500

		645,500

Tobacco 0.2%
North Atlantic Trading, Inc., 9.25%, 03/01/2012	75,000	63,750

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 8.5%
Energy Equipment & Services 3.0%
Dresser, Inc., 9.375%, 04/15/2011	$ 250,000	$275,000
Grant Prideco, Inc., 9.00%, 12/15/2009	100,000	111,250
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	75,000	79,875
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	35,000	35,350
Lone Star Technologies, Inc., 9.00%, 06/01/2011	100,000	107,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	175,000	183,969
SESI LLC, 8.875%, 05/15/2011	50,000	55,000

		847,944

Oil & Gas 5.5%
Chesapeake Energy Corp.:
6.375%, 06/15/2015 144A	100,000	103,250
6.875%, 01/15/2016	225,000	236,812
El Paso Production Holdings Co., 7.75%, 06/01/2013	120,000	126,300
Encore Acquisition Co., 6.25%, 04/15/2014	60,000	60,600
Evergreen Resources, Inc., 5.875%, 03/15/2012	20,000	20,921
Exco Resources, Inc., 7.25%, 01/15/2011	25,000	26,875
General Maritime Corp., 10.00%, 03/15/2013	120,000	138,600
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	111,750
Plains Exploration & Production Co., 8.75%, 07/01/2012	225,000	252,562
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	75,000	80,063
9.50%, 02/01/2013	100,000	116,500
Stone Energy Corp., 8.25%, 12/15/2011	110,000	119,350
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	50,000	54,625
9.625%, 04/01/2012	100,000	115,500

		1,563,708

FINANCIALS 4.5%
Commercial Banks 0.7%
Western Financial Bank, 9.625%, 05/15/2012	175,000	200,375

Diversified Financial Services 1.2%
Arch Western Finance LLC, 6.75%, 07/01/2013	125,000	129,687
Borden US Finance Corp., 9.00%, 07/15/2014 144A	30,000	33,450
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00% 02/01/2014 †	50,000	37,250
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	125,000	124,063

		324,450

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	196,000

Real Estate 1.9%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	95,000	104,500
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	45,000	46,462
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	175,000	187,906

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate continued
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 REIT	$ 25,000	$25,813
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	175,000	186,813

		551,494

HEALTH CARE 3.8%
Health Care Equipment & Supplies 0.6%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	175,000	182,875

Health Care Providers & Services 3.0%
HCA, Inc., 6.375%, 01/15/2015	50,000	50,295
IASIS Healthcare Corp., 8.75%, 06/15/2014	75,000	82,125
Select Medical Corp., 9.50%, 06/15/2009	133,000	142,975
Service Corp. International:
6.75%, 04/01/2016	60,000	62,400
7.70%, 04/15/2009	175,000	189,875
Team Health, Inc., 9.00%, 04/01/2012	125,000	122,812
Tenet Health Care Corp., 9.875%, 07/01/2014 144A	175,000	191,625

		842,107

Pharmaceuticals 0.2%
Alpharma, Inc., 8.625%, 05/01/2011 144A	40,000	42,000

INDUSTRIALS 11.7%
Aerospace & Defense 0.1%
Argo Tech Corp., 9.25%, 06/01/2011	25,000	27,562

Building Products 0.5%
Nortek, Inc., 8.50%, 09/01/2014 144A	135,000	141,750

Commercial Services & Supplies 6.0%
Allied Waste North America, Inc., 6.50%, 11/15/2010	175,000	172,375
American Color Graphics, Inc., 10.00%, 06/15/2010	100,000	84,875
Cenveo Corp., 7.875%, 12/01/2013	120,000	112,200
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	75,000	84,375
Corrections Corp. of America, 7.50%, 05/01/2011	125,000	134,219
Crown Cork & Seal, Inc., 8.00%, 04/15/2023	125,000	123,750
Geo Group, Inc., 8.25%, 07/15/2013	175,000	188,125
Hines Nurseries, Inc., 10.25%, 10/01/2011 (h)	38,000	41,705
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 05/15/2013 †	70,000	60,900
NationsRent West, Inc., 9.50%, 10/15/2010	175,000	196,875
TriMas Corp., 9.875%, 06/15/2012	190,000	202,350
United Rentals North America, Inc., 7.75%, 11/15/2013	300,000	295,500

		1,697,249

Machinery 2.7%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	240,000	268,199
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	50,000	50,938
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	105,000	107,625

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery continued
Terex Corp., 7.375%, 01/15/2014	$ 145,000	$156,238
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A (h)	200,000	199,000

		782,000

Manufacturing 0.6%
Columbus McKinnon Corp., 8.50%, 04/01/2008	125,000	126,250
NSP Holdings LLC, 11.75%, 01/01/2012 144A #	35,000	35,525

		161,775

Marine 0.9%
Horizon Lines LLC:
9.00%, 11/01/2012 144A	40,000	43,200
Sr. Disc. Note, Step Bond, 0.00%,04/01/2013 144A †	300,000	217,500

		260,700

Transportation Infrastructure 0.9%
Offshore Logistics, Inc., 6.125%, 06/15/2013	250,000	255,000

INFORMATION TECHNOLOGY 2.9%
Communications Equipment 1.6%
Lucent Technologies, Inc., 6.45%, 03/15/2029	300,000	273,000
Telex Communications Holdings, Inc., 11.50%, 10/15/2008 (h)	175,000	191,625

		464,625

Internet Software & Services 0.8%
UGS Corp., 10.00%, 06/01/2012 144A	200,000	228,500

IT Services 0.5%
Stratus Technologies, Inc., 10.375%, 12/01/2008	150,000	136,125

MATERIALS 15.6%
Chemicals 6.3%
Arco Chemical Co., 9.80%, 02/01/2020	70,000	80,150
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	233,000
Ethyl Corp., 8.875%, 05/01/2010 (h)	30,000	33,300
FMC Corp., 10.25%, 11/01/2009	95,000	109,487
HMP Equity Holdings Corp., 0.00% 05/15/2008 (n)	100,000	66,625
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	100,000	119,500
Huntsman International LLC:
9.875%, 03/01/2009	175,000	192,937
11.50%, 07/15/2012 144A	175,000	207,812
Lyondell Chemical Co.:
9.50%, 12/15/2008	100,000	109,000
10.50%, 06/01/2013	100,000	119,500
Millenium America, Inc., 9.25%, 06/15/2008	175,000	199,938
Nalco Co., 8.875%, 11/15/2013	175,000	192,938
OM Group, Inc., 9.25%, 12/15/2011	100,000	107,000
Rockwood Specialties Group, 7.50%, 11/15/2014 144A	40,000	41,700

		1,812,887

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 3.3%
Graham Packaging Co., 9.875%, 10/15/2014 144A	$ 60,000	$64,350
Graphic Packaging International, Inc., 8.50%, 08/15/2011	125,000	137,187
Jefferson Smurfit Corp., 7.50%, 06/01/2013	250,000	268,125
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014 144A	150,000	152,250
8.25%, 05/15/2013	160,000	176,800
8.75%, 11/15/2012	35,000	39,638
Smurfit-Stone Container Corp., 9.75%, 02/01/2011	100,000	110,000

		948,350

Metals & Mining 3.7%
Alaska Steel Corp., 7.75%, 06/15/2012	130,000	134,550
Century Aluminum Co., 7.50%, 08/15/2014 144A	50,000	53,500
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	135,000	144,450
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	70,000	69,912
7.50%, 11/15/2006	100,000	104,000
10.125%, 02/01/2010	90,000	103,275
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	175,000	195,562
Peabody Energy Corp., 5.875%, 04/15/2016	75,000	75,000
U.S. Steel Corp., 10.75%, 08/01/2008	131,000	154,908

		1,035,157

Paper & Forest Products 2.3%
Amscan Holdings, Inc., 8.75%, 05/01/2014	125,000	125,625
Boise Cascade LLC, 7.125%, 10/15/2014 144A	35,000	37,188
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	190,750
Georgia Pacific Corp.:
8.00%, 01/15/2024	50,000	58,250
8.125%, 05/15/2011	200,000	231,000

		642,813

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 1.5%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	175,000	189,875
FairPoint Communications, Inc., 12.50%, 05/01/2010	50,000	54,250
Level 3 Communications, Inc., 9.125%, 05/01/2008	75,000	65,625
Qwest Corp., 7.875%, 09/01/2011 144A	115,000	125,350

		435,100

Wireless Telecommunication Services 1.4%
Centennial Communications Corp., 8.125%, 02/01/2014	125,000	129,063
Nextel Communications, Inc., 7.375%, 08/01/2015	225,000	248,625
Rural Cellular Co., 8.25%, 03/15/2012	20,000	21,250

		398,938

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 4.4%
Electric Utilities 1.7%
Edison Mission Energy, 9.875%, 04/15/2011	$ 175,000	$208,250
Texas Genco Holdings, Inc., 6.875%, 12/15/2014 144A	275,000	285,657

		493,907

Multi-Utilities & Unregulated Power 2.7%
AES Corp., 9.50%, 06/01/2009	175,000	199,937
NRG Energy, Inc., 8.00%, 12/15/2013 144A	65,000	71,175
Reliant Resources, Inc.:
6.75%, 12/15/2014	150,000	149,813
9.25%, 07/15/2010	175,000	196,000
9.50%, 07/15/2013	125,000	142,656

		759,581

Total Corporate Bonds (cost $23,043,054)		24,242,943

YANKEE OBLIGATIONS - CORPORATE 6.3%
FINANCIALS 0.4%
Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	129,375

HEALTH CARE 1.1%
Pharmaceuticals 1.1%
Elan Corp. plc, 7.75%, 11/15/2011 144A	65,000	69,550
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	225,000	231,750

		301,300

INDUSTRIALS 1.4%
Commercial Services & Supplies 0.6%
Stena AB, 7.50%, 11/01/2013	175,000	184,187

Marine 0.6%
CP Ships, Ltd., 10.375%, 07/15/2012	145,000	168,019

Transportation Infrastructure 0.2%
Sea Containers, Ltd, 10.50%, 05/15/2012	50,000	52,875

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011	115,000	123,912

Semiconductors & Semiconductor Equipment 0.2%
Magnachip Semiconductor SA:
5.78%, 12/15/2011 144A	30,000	30,975
6.875%, 12/15/2011 144A	30,000	31,050

		62,025

MATERIALS 1.4%
Chemicals 0.4%
Methanex Corp., 8.75%, 08/15/2012	95,000	111,388

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS continued
Containers & Packaging 0.8%
Crown European Holdings SA, 9.50%, 03/01/2011	$ 175,000	$200,375
Stone Container Finance Co., 7.375%, 07/15/2014	25,000	26,750

		227,125

Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	18,000	21,195

Paper & Forest Products 0.1%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	25,000	26,875

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.7%
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	189,000

Wireless Telecommunication Services 0.7%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	59,700
7.50%, 03/15/2015 144A	75,000	79,500
9.625%, 05/01/2011	60,000	70,650

		209,850

Total Yankee Obligations - Corporate (cost $1,717,902)		1,807,126

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	3,423	28,236

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	2,248

Total Common Stocks (cost $524,257)		30,484

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Ser. A, Expiring 06/03/2006 *	335	228

Media 0.0%
Metricom, Inc., Expiring 02/15/2010 (h) + *	50	0
RCN Corp., Expiring 06/30/2013 (h) + *	25,000	0

		0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A (h) + *	100	0

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

WARRANTS continued
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc., Expiring 02/28/2005 (h) + *	612	$0

Total Warrants (cost $322,175)		228

SHORT-TERM INVESTMENTS 6.7%
MUTUAL FUND SHARES 6.7%
Evergreen Institutional Money Market Fund ø ## (cost $1,900,539)	1,900,539	1,900,539

Total Investments (cost $27,507,927) 98.4%		27,981,320
Other Assets and Liabilities 1.6%		453,108

Net Assets 100.0%		$28,434,428

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid.
#	When-issued or delayed delivery securities
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of December 31, 2004 (unaudited):

BBB	0.7%
BB	19.9%
B	70.5%
CCC	7.8%
Less than CCC	0.3%
NR	0.8%

100.0%

The following table shows the percent of total bonds by maturity as of December 31, 2004 (unaudited):

1 to 3 year(s)	0.4%
3 to 5 years	15.6%
5 to 10 years	77.9%
10 to 20 years	5.0%
20 to 30 years	1.1%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $27,507,927)	$27,981,320
Interest receivable	509,442
Prepaid expenses and other assets	4,553

Total assets	28,495,315

Liabilities
Payable for securities purchased	35,000
Advisory fee payable	1,164
Distribution Plan expenses payable	341
Due to other related parties	347
Accrued expenses and other liabilities	24,035

Total liabilities	60,887

Net assets	$28,434,428

Net assets represented by
Paid-in capital	$37,546,206
Undistributed net investment income	31,193
Accumulated net realized losses on securities and foreign currency related transactions	(9,616,364)
Net unrealized gains on securities	473,393

Total net assets	$28,434,428

Net assets consists of
Class 1	$11,736,154
Class 2	16,698,274

Total net assets	$28,434,428

Shares outstanding
Class 1	1,090,384
Class 2	1,555,819

Net asset value per share
Class 1	$10.76
Class 2	$10.73

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Interest	$1,757,584

Expenses
Advisory fee	159,523
Distribution Plan expenses	29,824
Administrative services fee	23,220
Transfer agent fees	143
Trustees' fees and expenses	2,373
Printing and postage expenses	18,077
Custodian and accounting fees	6,687
Professional fees	18,989
Other	3,123

Total expenses	261,959
Less: Expense reductions	(753)
Fee waivers	(2,360)

Net expenses	258,846

Net investment income	1,498,738

Net realized and unrealized gains or losses on securities
Net realized gains on securities	584,068
Net change in unrealized gains or losses on securities	(94,312)

Net realized and unrealized gains or losses on securities	489,756

Net increase in net assets resulting from operations	$1,988,494

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income		$1,498,738		$2,055,264
Net realized gains or losses on securities
and foreign currency related
transactions		584,068		(690,866)
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(94,312)		3,118,921

Net increase in net assets resulting from
operations		1,988,494		4,483,319

Distributions to shareholders from
Net investment income
Class 1		(616,317)		(1,279,451)
Class 2		(827,092)		(797,390)

Total distributions to shareholders		(1,443,409)		(2,076,841)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	74,474	796,673	300,433	3,166,369
Class 2	775,217	8,337,753	605,520	6,552,821

		9,134,426		9,719,190

Net asset value of shares issued in
reinvestment of distributions
Class 1	57,385	616,317	123,024	1,279,451
Class 2	77,226	827,092	76,894	797,390

		1,443,409		2,076,841

Payment for shares redeemed
Class 1	(140,205)	(1,496,930)	(1,966,627)	(21,757,811)
Class 2	(44,910)	(481,485)	(31,462)	(341,158)

		(1,978,415)		(22,098,969)

Net increase (decrease) in net assets
resulting from capital share transactions		8,599,420		(10,302,938)

Total increase (decrease) in net assets		9,144,505		(7,896,460)
Net assets
Beginning of period		19,289,923		27,186,383

End of period		$28,434,428		$19,289,923

Undistributed (overdistributed) net
investment income		$31,193		$(126)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA High Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

21

NOTES TO FINANCIAL STATEMENTS continued

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase. Prior to December 13, 2004, the Fund paid the investment advisor an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after

22

NOTES TO FINANCIAL STATEMENTS continued

January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended December 31, 2004, EIMC waived its fee in the amount of $2,360. As of December 31, 2004, the Fund had $2,360 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004 , the Fund paid brokerage commissions of $22 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $23,915,610 and $13,800,310, respectively, for the year ended December 31, 2004.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $27,507,927. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,394,628 and $921,235, respectively, with a net unrealized appreciation of $473,393.

As of December 31, 2004, the Fund had $9,616,364 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011

$ 2,026,795	$2,435,731	$ 4,170,025	$ 11,033	$ 972,780

23

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 31,193	$ 473,393	$ 9,616,364

The tax character of distributions paid were $1,443,409 and $2,076,841 of ordinary income for the years ended December 31, 2004 and December 31, 2003, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry, sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

24

NOTES TO FINANCIAL STATEMENTS continued

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA High Income Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA High Income Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

560860 rv2 2/2005

Evergreen VA International Equity Fund

Evergreen

VA INTERNATIONAL EQUITY FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA International Equity Fund, which covers the twelve-month period ended December 31, 2004.

We entered the investment period on the heels of a dramatic rebound in the equity markets. Clarity had improved on several issues, and our equity portfolio teams endeavored to maintain their focus on the solid fundamentals supporting growth in the economy and corporate profits. Indeed, Gross Domestic Product ("GDP") was strong, monetary policy was accommodative, and corporate earnings were approaching record levels. Would these positive fundamentals drive the markets higher in 2004, or would uncertainty about the election and the geopolitical situation paralyze the markets? Considering these swirling issues, our equity portfolio teams continued to emphasize the fundamentals throughout their portfolio decisions, in what would prove to be another exciting year in the stock market.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated. While the market was often rattled by reports of slower growth, we believed that it was characteristic of the economy's normal transition from recovery to expansion within the economic

1

LETTER TO SHAREHOLDERS continued

cycle. As a result, we continued to emphasize the fundamentals supporting more moderate, and what we believed to be more sustainable, levels of economic growth.

This moderation in economic growth presented a challenge for the equity markets, though, as monetary policymakers frequently telegraphed their intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With GDP growth slowing, the Federal Reserve could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Yet the drumbeat of inflation was prevalent for much of the year. Various measures of consumer and wholesale pricing spiked periodically throughout the year, and higher oil prices served to heighten concerns about personal consumption and corporate profit margins. Indeed, a solid inverse correlation between equities and oil persisted throughout the investment period. It was our strong belief though, that high oil prices were not sustainable and were likely driven by speculative fervor attempting to profit from the market's geopolitical fears. Indeed, it was not until oil fell from its peak of $55 per barrel in late October did the equity markets finally begin to break out of their 2004 trading range.

Despite this turmoil, the equity markets were continually supported by solid gains in corporate profitability throughout the investment period. All the massive cost cutting and balance sheet refinancing that occurred over the past two years resulted in dramatically improved operating leverage on corporate income statements, which enabled profit margins to continue their impressive expansion. This propelled operating earnings higher by almost 20% for companies within the S&P 500 Index during 2004. By maintaining a constant focus on these

2

LETTER TO SHAREHOLDERS continued

fundamentals, our equity portfolio teams remained fully engaged despite the periods of low volume, poor sentiment, and market weakness. While at times challenging, we believe this dedicated strategy once again proved effective for our long-term portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Gilman C. Gunn
International Equity
Team Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

Average annual return

1-year	19.21%	18.84%

5-year	1.72%	1.60%

Since portfolio inception	5.58%	5.48%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen VA International Equity Fund Class 1 shares, versus a similar investment in the Morgan Stanley Capital International Europe Australasia Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 19.21% for the twelve-month period ended December 31, 2004. During the same period, the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) returned 20.24%. The fund seeks to achieve long-term growth of capital and secondarily, modest income.

International equity markets had another good year in 2004. In absolute terms, the fund's exposure to Europe, Emerging Markets, the United Kingdom (UK) and Canada provided some of the strongest performance. Relative to the benchmark, being underweight in Japan, an underperforming market, benefited results; however, being underweight in Asia excluding Japan, an area that performed strongly, negatively impacted performance.

The fund's sector allocation and stock selection turned in mixed results. Some of the best performance came from the financials, information technology and consumer discretionary sectors. While we were underweight in financials relative to the benchmark, our position outperformed, with Ireland's Anglo Irish Bank, Canada's Brascan Corp. and Hungary's OTP Bank contributing the most. Information technology was an underperforming sector and our underweight in that area, as well as stock selection, proved to be beneficial. Relative to the index, the consumer discretionary sector outperformed, and the combined effect of our overweight position and superior stock selection in the sector aided results. In the consumer staples area, Bunge, Ltd., a soybean processing company that does most of its business in emerging markets, was one of the strongest companies in the portfolio for the year.

Our allocation to health care proved to be negative for performance. Stocks that detracted most from performance included Smith & Nephew plc, a medical devices company in the UK, and Serono SA, a pharmaceutical company in Switzerland. Our position in energy also dampened results, with Petro Canada and Royal Dutch/Shell in the UK holding back returns.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,151.24	$ 4.97
Class 2	$ 1,000.00	$ 1,149.70	$ 6.32
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.51	$ 4.67
Class 2	$ 1,000.00	$ 1,019.25	$ 5.94

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class 1 and 1.17% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1 [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.71	$ 8.24	$ 9.36	$ 11.52	$12.72

Income from investment operations
Net investment income	0.10	0.07 2	0.13	0.05	0.10[2]
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	1.95	2.50	(1.11)	(2.14)	(0.74)

Total from investment operations	2.05	2.57	(0.98)	(2.09)	(0.64)

Distributions to shareholders from
Net investment income	(0.14)	(0.10)	(0.14)	(0.07)	(0.06)
Net realized gains	0	0	0	0	(0.50)

Total distributions to shareholders	(0.14)	(0.10)	(0.14)	(0.07)	(0.56)

Net asset value, end of period	$ 12.62	$ 10.71	$ 8.24	$ 9.36	$11.52

Total return [3]	19.21%	31.32%	(10.47%)	(18.18%)	(5.06%)

Ratios and supplemental data
Net assets, end of period (thousands)	$96,614	$70,372	$22,324	$26,868	$8,764
Ratios to average net assets
Expenses [4]	0.96%	1.07%	1.00%	1.01%	1.02%
Net investment income	0.98%	0.72%	1.32%	0.82%	1.14%
Portfolio turnover rate	65%	132%	76%	187%	127%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed as Class 1 shares.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS [2]	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.70	$ 8.24	$8.95

Income from investment operations
Net investment income (loss)	0.09	(0.01)[2]	0.02
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.92	2.56	(0.60)

Total from investment operations	2.01	2.55	(0.58)

Distributions to shareholders from
Net investment income	(0.12)	(0.09)	(0.13)

Net asset value, end of period	$ 12.59	$10.70	$8.24

Total return [3]	18.84%	31.06%	(6.42%)

Ratios and supplemental data
Net assets, end of period (thousands)	$25,451	$7,797	$ 477
Ratios to average net assets
Expenses [4]	1.21%	1.34%	1.18%[5]
Net investment income (loss)	0.70%	(0.15%)	0.42%[5]
Portfolio turnover rate	65%	132%	76%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Country	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 16.8%
Airlines 0.6%
Qantas Airways, Ltd.	Australia	244,960	$710,183

Auto Components 2.8%
Autoliv, Inc.	Sweden	23,760	1,134,623
Compagnie Generale des Etablissements Michelin, Class B	France	14,333	916,149
Continental AG	Germany	12,862	814,110
Toyota Industries Corp.	Japan	24,500	610,265

			3,475,147

Automobiles 1.7%
Renault SA	France	4,417	368,243
TI Automotive, Ltd. * (h) +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	42,100	1,708,168

			2,076,411

Hotels, Restaurants & Leisure 1.7%
Enterprise Inns plc	United Kingdom	39,168	596,802
Hilton Group plc	United Kingdom	194,354	1,059,760
Sodexho Alliance SA	France	14,314	431,584

			2,088,146

Household Durables 0.8%
Matsushita Electric Industrial Co., Ltd.	Japan	49,000	775,228
Sharp Corp.	Japan	12,000	195,339

			970,567

Leisure Equipment & Products 0.3%
Agfa-Gevaert NV	Belgium	6,421	217,083
Amer Group plc	Finland	5,100	88,767

			305,850

Media 4.5%
Arnoldo Mondadori Editore SpA	Italy	14,459	166,274
Axel Springer Verlag AG	Germany	952	110,895
Edipresse SA	Switzerland	100	51,698
Grupo Televisa SA de CV, ADR	Mexico	5,689	344,184
Lagardere Group	France	2,883	207,357
Mediaset SpA	Italy	12,985	164,098
News Corp., Ltd.	Australia	69,571	1,298,195
PagesJaunes SA *	France	13,283	321,154
Television Broadcasts, Ltd.	Hong Kong	117,000	541,876
Television Francaise 1 SA	France	9,457	306,787
Toho Co., Ltd.	Japan	6,600	103,969
Vivendi Universal *	France	59,721	1,900,155

			5,516,642

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.5%
Galeries LaFayette SA	France	1,407	$360,193
Marui Co., Ltd.	Japan	41,400	552,671
NEXT Group plc	United Kingdom	22,689	717,515
Ryohin Keikaku Co., Ltd.	Japan	3,200	160,350

			1,790,729

Specialty Retail 1.6%
Dixons Group plc	United Kingdom	18,788	54,734
Kingfisher plc	United Kingdom	239,760	1,423,377
Yamada Denki Co., Ltd.	Japan	12,500	533,933

			2,012,044

Textiles, Apparel & Luxury Goods 1.3%
Adidas-Salomon AG	Germany	3,160	508,276
Christian Dior SA	France	12,351	837,308
Geox SpA *	Italy	3,535	27,388
Hermes International SA	France	1,182	235,029

			1,608,001

CONSUMER STAPLES 7.6%
Beverages 1.4%
Diageo plc	United Kingdom	102,898	1,465,303
Ito En, Ltd.	Japan	2,000	103,527
Koninklijke Grolsch NV	Netherlands	4,884	153,146

			1,721,976

Food & Staples Retailing 0.2%
Boots Group plc	United Kingdom	16,714	209,983

Food Products 2.5%
Bunge, Ltd.	Bermuda	25,132	1,432,776
Lindt & Sprungli, Ltd.	Switzerland	296	419,652
Nestle SA	Switzerland	4,393	1,145,163

			2,997,591

Household Products 0.8%
Uni-Charm Corp.	Japan	21,100	1,008,037

Tobacco 2.7%
British American Tobacco plc	United Kingdom	70,901	1,219,603
Gallaher Group plc	United Kingdom	46,126	699,727
Japan Tobacco, Inc.	Japan	70	796,887
Swedish Match Co.	Sweden	56,000	647,525

			3,363,742

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
ENERGY 7.6%
Oil & Gas 7.6%
BP plc	United Kingdom	320,408	$3,119,599
BP plc, ADR	United Kingdom	15,626	912,558
Eni SpA	Italy	53,827	1,342,977
MOL Magyar Olaj es Gazipari Rt	Hungary	17,322	1,214,021
Total SA, Class B	France	12,140	2,642,491

			9,231,646

FINANCIALS 24.5%
Capital Markets 2.1%
3i Group plc	United Kingdom	22,180	283,118
Deutsche Bank AG	Germany	15,445	1,366,511
Onex Corp.	Canada	7,600	125,068
UBS AG	Switzerland	8,480	708,493

			2,483,190

Commercial Banks 12.7%
Anglo Irish Bank Corp. plc	Ireland	67,263	1,630,828
Bank Austria Creditanstalt AG *	Austria	8,504	765,991
BNP Paribas SA	France	17,253	1,245,577
Credit Agricole SA	France	52,879	1,590,066
HBOS plc	United Kingdom	53,688	872,579
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	50,125	857,664
HSBC Holdings plc - London Exchange	United Kingdom	60,054	1,011,725
Lloyds TSB Group plc	United Kingdom	90,419	819,696
Mitsubishi Tokyo Financial Group, Inc	Japan	121	1,224,422
OTP Bank	Hungary	29,163	895,715
Royal Bank of Scotland Group plc	United Kingdom	67,625	2,270,770
Sumitomo Trust & Banking Co., Ltd.	Japan	93,000	670,523
The Bank of Yokohama, Ltd.	Japan	123,000	773,126
The Chiba Bank, Ltd.	Japan	126,000	839,796

			15,468,478

Consumer Finance 1.8%
Nissin Co., Ltd.	Japan	226,600	568,843
Orix Corp.	Japan	8,300	1,124,164
Takefuji Corp.	Japan	7,900	532,688

			2,225,695

Diversified Financial Services 2.6%
Brascan Corp., Class A	Canada	39,463	1,418,846
Groupe Bruxelles Lambert SA	Belgium	10,055	815,808
Guoco Group, Ltd.	Bermuda	24,000	234,658
Pargesa Holdings AG	Switzerland	201	704,491

			3,173,803

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 4.2%
Allianz AG	Germany	4,228	$558,938
Baloise-Holding AG	Switzerland	6,396	294,230
CNP Assurances	France	9,488	677,274
Irish Life & Permanent plc	Ireland	34,317	641,456
Mitsui Sumitomo Insurance Co., Ltd.	Japan	49,000	424,325
QBE Insurance Group, Ltd.	Australia	95,825	1,149,446
Scor SA *	France	274,171	516,197
Swiss Reinsurance Co.	Switzerland	12,597	895,173

			5,157,039

Real Estate 1.1%
British Land Co. plc	United Kingdom	48,398	831,126
Mitsubishi Estate Co., Ltd.	Japan	46,000	537,096

			1,368,222

HEALTH CARE 9.4%
Biotechnology 0.5%
Serono SA	Switzerland	1,024	672,049

Health Care Equipment & Supplies 1.5%
Smith & Nephew plc	United Kingdom	178,150	1,819,888

Pharmaceuticals 7.4%
Daiichi Pharmaceutical Co., Ltd.	Japan	13,400	288,796
Eisai Co., Ltd.	Japan	28,900	947,633
GlaxoSmithKline plc, ADR	United Kingdom	91,451	2,141,861
Novartis AG	Switzerland	22,594	1,134,402
Roche Holding AG	Switzerland	17,801	2,041,753
Sanofi-Aventis SA	France	14,522	1,156,599
Taisho Pharmaceutical Co., Ltd.	Japan	13,000	282,073
Yamanouchi Pharmaceutical Co., Ltd.	Japan	25,700	997,743

			8,990,860

INDUSTRIALS 6.7%
Aerospace & Defense 1.2%
BAE Systems plc	United Kingdom	336,388	1,486,083

Building Products 0.5%
Cie De St-Gobain	France	10,198	612,200

Commercial Services & Supplies 0.6%
Buhrmann NV	Netherlands	22,700	219,842
Glory, Ltd.	Japan	1,200	18,763
Ritchie Brothers Auctioneers, Inc.	Canada	12,409	410,242

			648,847

Construction & Engineering 0.1%
Fomento de Construcciones y Contratas SA	Spain	2,409	115,608

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.4%
Alstom SA	France	677,926	$514,220

Industrial Conglomerates 1.3%
Compagnie Nationale Portefeuille	Belgium	384	81,140
Siemens AG	Germany	17,778	1,502,129

			1,583,269

Machinery 2.6%
Heidelberger Druckmaschinen AG *	Germany	21,039	712,433
Hino Motors, Ltd.	Japan	69,000	510,912
Komori Corp.	Japan	15,000	218,341
MAN AG	Germany	11,988	460,178
Volvo AB, Class B	Sweden	32,731	1,295,143

			3,197,007

Trading Companies & Distributors 0.0%
Ashtead Group plc *	United Kingdom	14,305	21,180

INFORMATION TECHNOLOGY 3.8%
Communications Equipment 0.8%
LM Ericsson Telephone Co., Ser. B	Sweden	311,657	992,181

Computers & Peripherals 0.0%
Bull SA *	France	29,322	19,461

Electronic Equipment & Instruments 0.6%
Keyence Corp.	Japan	700	156,380
Nidec Corp.	Japan	4,400	534,722

			691,102

Office Electronics 2.1%
Canon, Inc.	Japan	25,000	1,345,171
Neopost	France	15,545	1,204,386

			2,549,557

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	South Korea	850	369,904

MATERIALS 6.8%
Chemicals 2.9%
BASF AG	Germany	7,558	542,578
Imperial Chemical Industries plc	United Kingdom	386,054	1,783,187
Linde AG	Germany	4,884	304,704
Lonza Group AG	Switzerland	9,411	527,758
Sanyo Chemical Industries, Ltd.	Japan	20,000	141,474
Sumitomo Chemical Co., Ltd.	Japan	46,000	224,685

			3,524,386

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 1.1%
Cemex SA de CV, ADR	Mexico	23,372	$851,208
Imerys	France	6,242	522,083

			1,373,291

Metals & Mining 2.8%
BHP Billiton, Ltd.	United Kingdom	148,376	1,736,125
JFE Holdings, Inc.	Japan	33,100	942,034
Newcrest Mining, Ltd.	Australia	51,684	704,779

			3,382,938

TELECOMMUNICATION SERVICES 6.6%
Diversified Telecommunication Services 4.8%
Cesky Telecom AS	Czech Republic	19,190	317,629
Deutsche Telekom *	Germany	66,430	1,498,157
France Telecom SA	France	57,336	1,891,836
Maroc Telecom	Morocco	1,009	11,494
Nippon Telegraph & Telephone Corp. *	Japan	161	720,603
Telefonica SA	Spain	25,664	481,800
Telefonos de Mexico SA de CV, ADR	Mexico	16,030	614,270
Telenor ASA	Norway	32,200	291,022

			5,826,811

Wireless Telecommunication Services 1.8%
Telecom Italia Mobile SpA	Italy	33,597	250,289
Vodafone Airtouch plc	United Kingdom	721,835	1,954,151

			2,204,440

UTILITIES 5.3%
Electric Utilities 3.6%
E.ON AG	Germany	24,952	2,266,459
Enel SpA	Italy	107,257	1,050,371
Korea Electric Power Corp. *	South Korea	41,760	1,083,130

			4,399,960

Multi-Utilities & Unregulated Power 1.5%
RWE AG	Germany	9,785	539,429
SUEZ	France	11,500	305,616
United Utilities plc	United Kingdom	86,536	1,044,886

			1,889,931

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA, ADR	Spain	10,433	217,342

Total Common Stocks (cost $91,796,097)			116,065,637

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Country	Shares	Value

PREFERRED STOCKS 0.3%
INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd. (cost $324,931)	South Korea	1,370	$395,040

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $2,271,331)	United States	2,271,331	2,271,331

Total Investments (cost $94,392,359) 97.3%			118,732,008
Other Assets and Liabilities 2.7%			3,332,889

Net Assets 100.0%			$122,064,897

*	Non-income producing security
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR    American Depositary Receipt

The following table shows the percent of total long-term investments by geographic location as of December 31, 2004:

United Kingdom	26.0%	Mexico	1.6%
Japan	17.6%	Bermuda	1.4%
France	16.1%	Belgium	1.0%
Germany	9.6%	Spain	0.7%
Switzerland	7.4%	Austria	0.7%
Sweden	3.5%	Hong Kong	0.5%
Australia	3.3%	Netherlands	0.3%
Italy	2.6%	Czech Republic	0.3%
Ireland	2.0%	Norway	0.2%
Hungary	1.8%	Finland	0.1%
Canada	1.7%
South Korea	1.6%		100.0%

The following table shows the percent of total long-term investments by sector as of December 31, 2004:

Financials	25.7%
Consumer Discretionary	17.6%
Health Care	9.9%
Consumer Staples	8.0%
Energy	7.9%
Materials	7.1%
Industrials	7.0%
Telecommunication Services	6.9%
Utilities	5.6%
Information Technology	4.3%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $94,392,359)	$118,732,008
Foreign currency, at value (cost $2,681,006)	2,961,174
Receivable for Fund shares sold	280,954
Dividends receivable	175,237

Total assets	122,149,373

Liabilities
Payable for securities purchased	39,824
Payable for Fund shares redeemed	10
Advisory fee payable	6,616
Distribution Plan expenses payable	523
Due to other related parties	1,063
Accrued expenses and other liabilities	36,440

Total liabilities	84,476

Net assets	$122,064,897

Net assets represented by
Paid-in capital	$115,178,241
Undistributed net investment income	384,470
Accumulated net realized losses on securities, futures contracts and foreign currency
related transactions	(18,127,027)
Net unrealized gains on securities and foreign currency related transactions	24,629,213

Total net assets	$122,064,897

Net assets consists of
Class 1	$96,613,786
Class 2	25,451,111

Total net assets	$122,064,897

Shares outstanding
Class 1	7,656,219
Class 2	2,021,978

Net asset value per share
Class 1	$12.62
Class 2	$12.59

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $220,806)	$1,785,036

Expenses
Advisory fee	607,979
Distribution Plan expenses	39,505
Administrative services fee	92,008
Transfer agent fees	526
Trustees' fees and expenses	1,466
Printing and postage expenses	28,477
Custodian and accounting fees	136,796
Professional fees	18,860
Other	1,045

Total expenses	926,662
Less: Expense reductions	(643)

Net expenses	926,019

Net investment income	859,017

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	3,487,567
Foreign currency related transactions	(55,844)

Net realized gains on securities and foreign currency related transactions	3,431,723
Net change in unrealized gains or losses on securities and foreign currency related
transactions	13,436,090

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	16,867,813

Net increase in net assets resulting from operations	$17,726,830

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income		$ 859,017		$187,984
Net realized gains on securities and
foreign currency related transactions		3,431,723		1,389,023
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		13,436,090		7,924,229

Net increase in net assets resulting
from operations		17,726,830		9,501,236

Distributions to shareholders from
Net investment income
Class 1		(1,065,662)		(632,039)
Class 2		(235,666)		(60,841)

Total distributions to shareholders		(1,301,328)		(692,880)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	2,329,488	26,646,053	633,222	6,055,704
Class 2	1,369,270	15,390,530	684,409	6,262,763

		42,036,583		12,318,467

Net asset value of shares issued in
reinvestment of distributions
Class 1	87,104	1,065,662	61,873	632,039
Class 2	19,317	235,666	5,907	60,841

		1,301,328		692,880

Payment for shares redeemed
Class 1	(1,328,251)	(14,783,462)	(426,932)	(3,768,770)
Class 2	(95,208)	(1,084,056)	(315,291)	(2,843,434)

		(15,867,518)		(6,612,204)

Net asset value of shares issued
in acquisition
Class 1	0	0	3,591,314	37,111,058
Class 2	0	0	295,696	3,049,874

		0		40,160,932

Net increase in net assets resulting from
capital share transactions		27,470,393		46,560,075

Total increase in net assets		43,895,895		55,368,431
Net assets
Beginning of period		78,169,002		22,800,571

End of period		$ 122,064,897		$78,169,002

Undistributed net investment income		$ 384,470		$15,156

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA International Equity Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to passive foreign investment companies.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. As of December 31, 2004 the Fund had $12,987 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

20

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen VA Global Leaders Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Global Leaders Fund at an exchange ratio of 1.11 for each of Class 1 and Class 2 shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $3,286,097. The aggregate net assets of the Fund and Evergreen VA Global Leaders Fund immediately prior to the acquisition were $32,014,045 and $40,160,932, respectively. The aggregate net assets of the Fund immediately after the acquisition were $72,174,977.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $82,469,439 and $57,053,635, respectively, for the year ended December 31, 2004.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $95,222,733. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,924,465 and $415,190, respectively, with a net unrealized appreciation of $23,509,275.

As of December 31, 2004, the Fund had $17,007,359 in capital loss carryovers for federal income tax purposes with $12,716,538 expiring in 2009 and $4,290,821 expiring in 2010.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 384,740	$ 23,509,275	$17,007,359

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid were $1,301,328 and $692,880 of ordinary income for the years ended December 31, 2004 and December 31, 2003, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

22

NOTES TO FINANCIAL STATEMENTS continued

13. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

14. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA International Equity Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA International Equity Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

560861 rv2 2/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

560861 rv2 2/2005

Evergreen VA Omega Fund

Evergreen

VA OMEGA FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Omega Fund, which covers the twelve-month period ended December 31, 2004.

We entered the investment period on the heels of a dramatic rebound in the equity markets. Clarity had improved on several issues, and our equity portfolio teams endeavored to maintain their focus on the solid fundamentals supporting growth in the economy and corporate profits. Indeed, Gross Domestic Product ("GDP") was strong, monetary policy was accommodative, and corporate earnings were approaching record levels. Would these positive fundamentals drive the markets higher in 2004, or would uncertainty about the election and the geopolitical situation paralyze the markets? Considering these swirling issues, our equity portfolio teams continued to emphasize the fundamentals throughout their portfolio decisions, in what would prove to be another exciting year in the stock market.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated. While the market was often rattled by reports of slower growth, we believed that it was characteristic of the economy's normal transition from recovery to expansion within the economic

1

LETTER TO SHAREHOLDERS continued

cycle. As a result, we continued to emphasize the fundamentals supporting more moderate, and what we believed to be more sustainable, levels of economic growth.

This moderation in economic growth presented a challenge for the equity markets, though, as monetary policymakers frequently telegraphed their intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With GDP growth slowing, the Federal Reserve could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Yet the drumbeat of inflation was prevalent for much of the year. Various measures of consumer and wholesale pricing spiked periodically throughout the year, and higher oil prices served to heighten concerns about personal consumption and corporate profit margins. Indeed, a solid inverse correlation between equities and oil persisted throughout the investment period. It was our strong belief though, that high oil prices were not sustainable and were likely driven by speculative fervor attempting to profit from the market's geopolitical fears. Indeed, it was not until oil fell from its peak of $55 per barrel in late October did the equity markets finally begin to break out of their 2004 trading range.

Despite this turmoil, the equity markets were continually supported by solid gains in corporate profitability throughout the investment period. All the massive cost cutting and balance sheet refinancing that occurred over the past two years resulted in dramatically improved operating leverage on corporate income statements, which enabled profit margins to continue their impressive expansion. This propelled operating earnings higher by almost 20% for companies within the S&P 500 Index during 2004. By maintaining a constant focus on these

2

LETTER TO SHAREHOLDERS continued

fundamentals, our equity portfolio teams remained fully engaged despite the periods of low volume, poor sentiment, and market weakness. While at times challenging, we believe this dedicated strategy once again proved effective for our long-term portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
 Large Cap Core Growth Team Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

Average annual return

1-year	7.21%	6.98%

5-year	-3.53%	-3.65%

Since portfolio inception	6.77%	6.69%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gains distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Omega Fund Class 1 shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an in

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 7.21% for the twelve-month period ended December 31, 2004. During the same period, the Russell 1000 Growth Index returned 6.30% . The fund seeks long-term capital growth.

Growth stocks tended to produce lackluster results for the first nine months of 2004 before finally rallying in the final quarter as investors became more optimistic after the November elections removed much of the uncertainty that had weighed on the market.

Throughout the year, the fund was positioned for an economic recovery with overweights in the consumer discretionary, industrials and materials sectors, and underweights in the consumer staples, utilities and telecommunication services sectors. In addition, investments in the energy sector were emphasized to take advantage of rising commodity prices. While information technology and health care have been two long-term themes of the fund, they were slightly underweighted for much of the period. However, they still accounted for approximately half the portfolio. In information technology, we emphasized large, industry-leading companies with consistent earnings growth records. In health care, we de-emphasized the large pharmaceutical companies, preferring growth stocks in the medical services and devices industries.

In relation to the fund's index, the overweight position in energy helped performance substantially, especially during the first nine months of the period when stock valuations soared as oil and natural gas prices peaked. In materials, Massey Energy, a coal-mining corporation, also supported performance as it benefited from rising commodity prices. In information technology, the fund enjoyed good performance from companies such as: Marvell Technology, which produces semiconductors used in consumer electronics such as MP3 players and cell phones; VeriSign, a software developer specializing in protecting the security of networks and computers; and Cognizant Technology, which provides outsourcing services for software design and development. The emphasis on consumer cyclicals helped, with strong performance by holdings such as Coach, Starbucks and Chico's FAS. The underweight position in the large pharmaceutical companies also was a positive factor in performance.

Detracting from results was the emphasis on industrials stocks, heavily influenced by one disappointing holding, Career Education. The company's accounting and record-keeping practices were questioned and Career Education became the subject of an SEC investigation. The underweights in utilities and telecommunication services companies also held back results as they performed very well.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,047.87	$ 3.40
Class 2	$ 1,000.00	$ 1,046.81	$ 4.68
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.82	$ 3.35
Class 2	$ 1,000.00	$ 1,020.56	$ 4.62

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.66% for Class 1 and 0.91% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1 [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 15.11	$ 10.79	$ 14.46	$ 16.97	$ 19.98

Income from investment operations
Net investment income (loss)	0.03	(0.02)	(0.01) [2]	(0.02)	0.01
Net realized and unrealized gains or losses on securities	1.06	4.34	(3.66)	(2.49)	(2.27)

Total from investment operations	1.09	4.32	(3.67)	(2.51)	(2.26)

Distributions to shareholders from
Net investment income	0	0	0	0	(0.01)

Net realized gains	0	0	0	0	(0.74)

Total distributions to shareholders	0	0	0	0	(0.75)

Net asset value, end of period	$ 16.20	$ 15.11	$ 10.79	$ 14.46	$ 16.97

Total return [3]	7.21%	40.04%	(25.38%)	(14.79%)	(12.46%)

Ratios and supplemental data
Net assets, end of period (thousands)	$119,438	$108,348	$75,169	$108,873	$97,397
Ratios to average net assets
Expenses [4]	0.68%	0.72%	0.70%	0.72%	0.68%
Net investment income (loss)	0.18%	(0.20%)	(0.06%)	(0.16%)	0.07%
Portfolio turnover rate	169%	180%	184%	181%	177%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment loss per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS [2]	2004	2003	2002 [1]

Net asset value, beginning of period	$ 15.05	$10.78	$11.13

Income from investment operations
Net investment income (loss)	0.01	(0.03)	(0.01) [2]
Net realized and unrealized gains or losses on securities	1.04	4.30	(0.34)

Total from investment operations	1.05	4.27	(0.35)

Net asset value, end of period	$ 16.10	$15.05	$10.78

Total return [3]	6.98%	39.61%	(3.14%)

Ratios and supplemental data
Net assets, end of period (thousands)	$19,662	$7,609	$ 822
Ratios to average net assets
Expenses [4]	0.93%	0.99%	0.96% [5]
Net investment income (loss)	0.04%	(0.46%)	(0.27%) [5]
Portfolio turnover rate	169%	180%	184%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment loss per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 17.7%
Hotels, Restaurants & Leisure 4.4%
International Game Technology	67,500	$2,320,650
Shuffle Master, Inc. *	35,000	1,648,500
Starbucks Corp. *	35,000	2,182,600

		6,151,750

Internet & Catalog Retail 6.3%
Amazon.com, Inc. *	85,300	3,777,937
eBay, Inc. *	43,300	5,034,924

		8,812,861

Specialty Retail 4.3%
Best Buy Co., Inc	44,000	2,614,480
Chico's FAS, Inc. *	72,400	3,296,372

		5,910,852

Textiles, Apparel & Luxury Goods 2.7%
Coach, Inc. *	46,500	2,622,600
Deckers Outdoor Corp. *	25,000	1,174,750

		3,797,350

CONSUMER STAPLES 5.3%
Beverages 0.7%
PepsiCo, Inc	19,000	991,800

Food & Staples Retailing 0.8%
BJ's Wholesale Club, Inc. *	40,500	1,179,765

Food Products 2.2%
McCormick & Co., Inc	78,000	3,010,800

Personal Products 1.6%
Estee Lauder Companies, Inc., Class A	48,000	2,196,960

ENERGY 6.4%
Energy Equipment & Services 2.1%
Rowan Companies, Inc. *	62,000	1,605,800
Weatherford International, Ltd. *	24,000	1,231,200

		2,837,000

Oil & Gas 4.3%
Apache Corp	59,450	3,006,387
Teekay Shipping Corp	28,800	1,212,768
XTO Energy, Inc	50,050	1,770,769

		5,989,924

FINANCIALS 2.4%
Consumer Finance 2.4%
American Express Co	60,000	3,382,200

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 14.5%
Health Care Equipment & Supplies 6.8%
Alcon, Inc	18,000	$1,450,800
The Cooper Companies, Inc	24,500	1,729,455
Medtronic, Inc	33,000	1,639,110
Millipore Corp. *	27,600	1,374,756
St. Jude Medical, Inc. *	60,500	2,536,765
Stryker Corp	15,000	723,750

		9,454,636

Health Care Providers & Services 5.8%
Aetna, Inc	20,100	2,507,475
American Healthways, Inc. *	57,800	1,909,712
Caremark Rx, Inc. *	93,500	3,686,705

		8,103,892

Pharmaceuticals 1.9%
Endo Pharmaceuticals Holdings, Inc. *	72,000	1,513,440
Mylan Laboratories, Inc	65,000	1,149,200

		2,662,640

INDUSTRIALS 12.5%
Aerospace & Defense 2.0%
L-3 Communications Holdings, Inc	20,000	1,464,800
Lockheed Martin Corp	24,000	1,333,200

		2,798,000

Building Products 1.0%
Masco Corp	37,000	1,351,610

Commercial Services & Supplies 1.2%
Cendant Corp	72,900	1,704,402

Electrical Equipment 2.2%
Cooper Industries, Ltd., Class A	44,000	2,987,160

Industrial Conglomerates 4.3%
General Electric Co	96,700	3,529,550
Tyco International, Ltd	70,000	2,501,800

		6,031,350

Trading Companies & Distributors 1.8%
Fastenal Co	39,500	2,431,620

INFORMATION TECHNOLOGY 35.7%
Communications Equipment 7.6%
Cisco Systems, Inc. *	67,000	1,293,100
Corning, Inc. *	167,000	1,965,590
Motorola, Inc	184,000	3,164,800
QUALCOMM, Inc	78,000	3,307,200
Research In Motion, Ltd. *	10,000	824,200

		10,554,890

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 5.6%
Apple Computer, Inc. *	32,500	$2,093,000
Dell, Inc. *	65,000	2,739,100
EMC Corp. *	145,000	2,156,150
palmOne, Inc. *	26,000	820,300

		7,808,550

Electronic Equipment & Instruments 1.1%
Flextronics International, Ltd. *	115,000	1,589,300

Internet Software & Services 6.9%
SINA Corp. *	60,000	1,923,600
VeriSign, Inc. *	120,000	4,022,400
Yahoo!, Inc. *	95,000	3,579,600

		9,525,600

IT Services 5.3%
Affiliated Computer Services, Inc., Class A *	57,500	3,460,925
Cognizant Technology Solutions Corp., Class A *	91,500	3,873,195

		7,334,120

Office Electronics 1.1%
Zebra Technologies Corp., Class A *	27,500	1,547,700

Semiconductors & Semiconductor Equipment 5.5%
Altera Corp. *	70,000	1,449,000
Intel Corp	89,000	2,081,710
Marvell Technology Group, Ltd. *	62,500	2,216,875
Texas Instruments, Inc	80,000	1,969,600

		7,717,185

Software 2.6%
Microsoft Corp	134,862	3,602,164

MATERIALS 2.8%
Chemicals 1.3%
Air Products & Chemicals, Inc	29,500	1,710,115

Metals & Mining 1.5%
Massey Energy Co	60,100	2,100,495

Total Common Stocks (cost $111,858,133)		135,276,691

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $2,252,848)	2,252,848	2,252,848

Total Investments (cost $114,110,981) 98.9%		137,529,539
Other Assets and Liabilities 1.1%		1,570,361

Net Assets 100.0%		$139,099,900

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table showsthe percent of total long-term investments by sector as of December 31, 2004:

Information Technology	36.8%
Consumer Discretionary	18.2%
Health Care	14.9%
Industrials	12.8%
Energy	6.5%
Consumer Staples	5.5%
Materials	2.8%
Financials	2.5%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $114,110,981)	$137,529,539
Receivable for securities sold	1,723,017
Receivable for Fund shares sold	118,531
Dividends receivable	102,858

Total assets	139,473,945

Liabilities
Payable for securities purchased	348,500
Advisory fee payable	5,936
Distribution Plan expenses payable	404
Due to other related parties	1,152
Accrued expenses and other liabilities	18,053

Total liabilities	374,045

Net assets	$139,099,900

Net assets represented by
Paid-in capital	$163,390,140
Undistributed net investment income	218,590
Accumulated net realized losses on securities	(47,927,388)
Net unrealized gains on securities	23,418,558

Total net assets	$139,099,900

Net assets consists of
Class 1	$119,437,698
Class 2	19,662,202

Total net assets	$139,099,900

Shares outstanding
Class 1	7,370,457
Class 2	1,221,394

Net asset value per share
Class 1	$16.20
Class 2	$16.10

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $1,153)	$1,139,184

Expenses
Advisory fee	674,594
Distribution Plan expenses	34,460
Administrative services fee	129,565
Transfer agent fees	167
Trustees' fees and expenses	1,650
Printing and postage expenses	27,040
Custodian and accounting fees	33,557
Professional fees	18,419
Other	1,178

Total expenses	920,630
Less: Expense reductions	(604)

Net expenses	920,026

Net investment income	219,158

Net realized and unrealized gains or losses on securities
Net realized gains on securities	7,529,411
Net change in unrealized gains or losses on securities	489,641

Net realized and unrealized gains or losses on securities	8,019,052

Net increase in net assets resulting from operations	$8,238,210

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income (loss)		$ 219,158		$ (181,137)
Net realized gains on securities		7,529,411		4,973,998
Net change in unrealized gains or losses
on securities		489,641		24,097,271

Net increase in net assets resulting
from operations		8,238,210		28,890,132

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	2,366,510	36,287,837	1,734,754	23,169,693
Class 2	736,835	11,193,973	441,725	5,820,791

		47,481,810		28,990,484

Payment for shares redeemed
Class 1	(2,165,654)	(32,270,977)	(1,531,945)	(17,746,513)
Class 2	(21,046)	(305,753)	(12,447)	(168,507)

		(32,576,730)		(17,915,020)

Net increase in net assets resulting from
capital share transactions		14,905,080		11,075,464

Total increase in net assets		23,143,290		39,965,596
Net assets
Beginning of period		115,956,610		75,991,014

End of period		$ 139,099,900		$ 115,956,610

Undistributed net investment income (loss)		$ 218,590		$ (568)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Omega Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

16

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as average daily net assets increase. Prior to December 13, 2004, the Fund paid the investment advisor an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004, the Fund paid brokerage commissions of $92,212 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $228,633,621 and $211,334,448, respectively, for the year ended December 31, 2004.

17

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $114,731,482. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,340,450 and $542,393, respectively, with a net unrealized appreciation of $22,798,057.

As of December 31, 2004, the Fund had $47,306,887 in capital loss carryovers for federal income tax purposes with $31,182,772 expiring in 2009 and $16,124,115 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 218,590	$ 22,798,057	$ 47,306,887

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are

18

NOTES TO FINANCIAL STATEMENTS continued

charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff 's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an

19

NOTES TO FINANCIAL STATEMENTS continued

additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Omega Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Omega Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

560863 RV2 2/2005

Evergreen VA Special Equity Fund

Evergreen

VA SPECIAL EQUITY FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Special Equity Fund, which covers the twelve-month period ended December 31, 2004.

We entered the investment period on the heels of a dramatic rebound in the equity markets. Clarity had improved on several issues, and our equity portfolio teams endeavored to maintain their focus on the solid fundamentals supporting growth in the economy and corporate profits. Indeed, Gross Domestic Product ("GDP") was strong, monetary policy was accommodative, and corporate earnings were approaching record levels. Would these positive fundamentals drive the markets higher in 2004, or would uncertainty about the election and the geopolitical situation paralyze the markets? Considering these swirling issues, our equity portfolio teams continued to emphasize the fundamentals throughout their portfolio decisions, in what would prove to be another exciting year in the stock market.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated. While the market was often rattled by reports of slower growth, we believed that it was characteristic of the economy's normal transition from recovery to expansion within the economic

1

LETTER TO SHAREHOLDERS continued

cycle. As a result, we continued to emphasize the fundamentals supporting more moderate, and what we believed to be more sustainable, levels of economic growth.

This moderation in economic growth presented a challenge for the equity markets, though, as monetary policymakers frequently telegraphed their intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With GDP growth slowing, the Federal Reserve could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Yet the drumbeat of inflation was prevalent for much of the year. Various measures of consumer and wholesale pricing spiked periodically throughout the year, and higher oil prices served to heighten concerns about personal consumption and corporate profit margins. Indeed, a solid inverse correlation between equities and oil persisted throughout the investment period. It was our strong belief though, that high oil prices were not sustainable and were likely driven by speculative fervor attempting to profit from the market's geopolitical fears. Indeed, it was not until oil fell from its peak of $55 per barrel in late October did the equity markets finally begin to break out of their 2004 trading range.

Despite this turmoil, the equity markets were continually supported by solid gains in corporate profitability throughout the investment period. All the massive cost cutting and balance sheet refinancing that occurred over the past two years resulted in dramatically improved operating leverage on corporate income statements, which enabled profit margins to continue their impressive expansion. This propelled operating earnings higher by almost 20% for companies within the S&P 500 Index during 2004. By maintaining a constant focus on these

2

LETTER TO SHAREHOLDERS continued

fundamentals, our equity portfolio teams remained fully engaged despite the periods of low volume, poor sentiment, and market weakness. While at times challenging, we believe this dedicated strategy once again proved effective for our long-term portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Timothy M. Stevenson, CFA, CMT

Special Equity Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 9/29/1999

	Class 1	Class 2
Class inception date	9/29/1999	7/31/2002

Average annual return

1-year	5.84%	5.58%

5-year	-0.29%	-0.41%

Since portfolio inception	3.06%	2.94%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Special Equity Fund Class 1 shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 5.84% for the twelve-month period ended December 31, 2004. During the same period, the Russell 2000 Growth Index (Russell 2000 Growth) returned 14.31% . The fund seeks growth of capital.

The fund's emphasis on stocks with superior longer-term price momentum tended to work against performance during 2004, as the small-cap growth companies that we chose tended to be out of favor. For much of the period, lower-priced value stocks tended to outperform growth stocks with longer-term price momentum.

The fund is managed with a basic style that avoids making explicit sector or industry decisions. Rather, sector weightings tend to be a by-product of the bottom-up stock selection process, which places a heavy emphasis upon longer-term price momentum, or relative strength. This discipline resulted in overweight positions in the industrials, energy and consumer staples sectors.

Stock selection in the information technology sector was a significant factor in the fund's underperformance relative to the benchmark Russell 2000 Growth. We had investments in technology stocks that had surged in price during 2003, but they tended to underperform in 2004 as information technology spending by corporations failed to meet expectations.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,035.36	$ 5.22
Class 2	$ 1,000.00	$ 1,033.70	$ 6.54
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.01	$ 5.18
Class 2	$ 1,000.00	$ 1,018.70	$ 6.50

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.02% for Class 1 and 1.28% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1[1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.79	$ 7.10	$ 9.75	$ 10.61	$ 11.84

Income from investment operations
Net investment loss	(0.07)	(0.05)	(0.05) [2]	(0.01)	(0.01)
Net realized and unrealized gains or losses on securities	0.70	3.74	(2.60)	(0.85)	(0.91)

Total from investment operations	0.63	3.69	(2.65)	(0.86)	(0.92)

Distributions to shareholders from net realized gains	0	0	0	0	(0.31)

Net asset value, end of period	$ 11.42	$ 10.79	$ 7.10	$ 9.75	$ 10.61

Total return[3]	5.84%	51.97%	(27.18%)	(8.11%)	(8.34%)

Ratios and supplemental data
Net assets, end of period (thousands)	$66,362	$67,211	$28,530	$43,162	$20,905
Ratios to average net assets
Expenses[4]	1.02%	1.03%	1.03%	1.03%	1.04%
Net investment loss	(0.65%)	(0.73%)	(0.57%)	(0.21%)	(0.17%)
Portfolio turnover rate	206%	288%	169%	160%	294%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002[1]

Net asset value, beginning of period	$10.75	$ 7.08	$ 7.26

Income from investment operations
Net investment loss	(0.09)[2]	(0.04)	(0.02)[2]
Net realized and unrealized gains or losses on securities	0.69	3.71	(0.16)

Total from investment operations	0.60	3.67	(0.18)

Net asset value, end of period	$11.35	$10.75	$ 7.08

Total return [3]	5.58%	51.84%	(2.48%)

Ratios and supplemental data
Net assets, end of period (thousands)	$4,243	$1,232	$ 28
Ratios to average net assets
Expenses[4]	1.29%	1.29%	1.37% [5]
Net investment loss	(0.89%)	(1.00%)	(0.56%) [5]
Portfolio turnover rate	206%	288%	169%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Shares	Value

COMMON STOCKS 94.6%
CONSUMER DISCRETIONARY 15.2%
Automobiles 0.5%
Monaco Coach Corp.	18,264	$375,691

Hotels, Restaurants & Leisure 4.1%
Choice Hotels International, Inc.	13,914	807,012
CKE Restaurants, Inc. *	47,696	692,069
Penn National Gaming, Inc. *	16,280	985,754
Shuffle Master, Inc. *	8,302	391,024

		2,875,859

Internet & Catalog Retail 1.2%
Coldwater Creek, Inc. *	27,122	837,256

Leisure Equipment & Products 2.1%
MarineMax, Inc. *	9,585	285,249
Marvel Enterprises, Inc. *	17,756	363,643
The Nautilus Group, Inc.	33,628	812,789

		1,461,681

Media 1.5%
Getty Images, Inc. *	5,180	356,643
Thomas Nelson, Inc.	33,119	748,489

		1,105,132

Specialty Retail 4.0%
Aaron Rents, Inc., Class B	27,419	685,475
Big 5 Sporting Goods Corp. *	19,124	557,273
Guess?, Inc. *	41,275	518,001
Pantry, Inc. *	34,786	1,046,711

		2,807,460

Textiles, Apparel & Luxury Goods 1.8%
Deckers Outdoor Corp. *	16,662	782,948
Hartmarx Corp. *	60,438	469,603

		1,252,551

CONSUMER STAPLES 3.2%
Food & Staples Retailing 1.5%
7-Eleven, Inc. *	25,644	614,174
Smart & Final, Inc. *	31,324	450,752

		1,064,926

Food Products 0.8%
Cal-Maine Foods, Inc.	44,141	533,665

Personal Products 0.9%
Chattem, Inc. *	20,327	672,824

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
ENERGY 6.9%
Energy Equipment & Services 0.7%
Core Laboratories N.V. *	23,063	$538,521

Oil & Gas 6.2%
Berry Petroleum Co., Class A	10,705	510,628
Cimarex Energy Co. *	11,594	439,413
Edge Petroleum Corp. *	34,424	501,902
General Maritime Corp. *	14,481	578,516
Harvest Natural Resources, Inc. *	47,417	818,892
Interoil Corp. *	9,108	344,647
Petroleum Development Corp. *	20,418	787,522
Tsakos Energy Navigation, Ltd.	10,405	372,395

		4,353,915

FINANCIALS 8.0%
Commercial Banks 3.2%
East West Bancorp, Inc.	9,052	379,822
PrivateBancorp, Inc.	10,992	354,272
Silicon Valley Bancshares *	20,320	910,742
UCBH Holdings, Inc.	13,995	641,251

		2,286,087

Consumer Finance 0.5%
Cash America International, Inc.	11,606	345,046

Insurance 3.0%
Argonaut Group, Inc. *	16,824	355,491
Delphi Financial Group, Inc.	16,281	751,368
Ohio Casualty Corp. *	31,515	731,463
Universal American Financial Corp. *	17,380	268,869

		2,107,191

Real Estate 0.4%
New Century Financial Corp. REIT	4,649	297,118

Thrifts & Mortgage Finance 0.9%
Commercial Capital Bancorp, Inc.	26,295	609,518

HEALTH CARE 12.0%
Biotechnology 2.2%
Affymetrix, Inc. *	21,975	803,186
Bioenvision, Inc. *	16,677	149,426
DUSA Pharmaceuticals, Inc. *	12,148	173,716
Dyax Corp. *	37,631	271,696
Third Wave Technologies, Inc. *	17,280	148,608

		1,546,632

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.9%
Cooper Companies, Inc.	3,733	$263,512
Dade Behring Holdings, Inc. *	10,040	562,240
Haemonetics Corp. *	13,200	477,972
Illumina, Inc. *	63,679	603,677
Mine Safety Appliances Co	15,304	775,913
Respironics, Inc. *	14,059	764,247

		3,447,561

Health Care Providers & Services 4.0%
America Service Group, Inc. *	26,205	701,508
RehabCare Group, Inc. *	5,768	161,446
Sierra Health Services, Inc. *	2,570	141,633
United Surgical Partners International, Inc. *	8,857	369,337
VCA Antech, Inc. *	32,645	639,842
Ventiv Health, Inc. *	41,209	837,367

		2,851,133

Pharmaceuticals 0.9%
First Horizon Pharmaceutical Corp. *	26,337	602,854

INDUSTRIALS 23.9%
Aerospace & Defense 4.6%
Applied Signal Technology, Inc.	26,248	925,242
Argon ST, Inc. *	9,934	352,160
Ceradyne, Inc. *	5,524	316,028
Innovative Solutions & Support, Inc. *	26,690	890,379
Moog, Inc., Class A *	16,263	737,527

		3,221,336

Air Freight & Logistics 1.3%
Dynamex, Inc. *	23,749	440,069
EGL, Inc. *	9,717	290,441
Hub Group Inc., Class A *	3,426	178,906

		909,416

Commercial Services & Supplies 8.0%
Banta Corp.	13,109	586,759
Bright Horizons Family Solutions, Inc. *	4,533	293,557
Corrections Corp. of America *	8,905	360,207
DiamondCluster International, Inc., Class A *	73,843	1,058,170
Duratek, Inc. *	18,340	456,849
Heidrick & Struggles International, Inc. *	33,132	1,135,434
Imagistics International, Inc. *	23,725	798,584
Labor Ready, Inc. *	57,921	980,023

		5,669,583

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.9%
Thomas & Betts Corp. *	20,950	$644,212

Machinery 5.3%
American Science & Engineering, Inc. *	13,116	540,511
Briggs & Stratton Corp.	8,545	355,301
Cummins, Inc.	6,507	545,222
Graco, Inc.	14,437	539,222
Middleby Corp.	12,624	640,289
Oshkosh Truck Corp.	9,616	657,542
Toro Co	5,992	487,449

		3,765,536

Road & Rail 2.3%
Genesee & Wyoming, Inc., Class A *	37,169	1,045,564
J.B. Hunt Transport Services, Inc.	8,959	401,811
Marten Transport, Ltd. *	7,198	163,611

		1,610,986

Trading Companies & Distributors 1.5%
Hughes Supply, Inc.	8,243	266,661
MSC Industrial Direct Co., Inc., Class A	22,139	796,561

		1,063,222

INFORMATION TECHNOLOGY 20.5%
Communications Equipment 4.3%
Airspan Networks, Inc. *	84,438	458,498
CommScope, Inc. *	27,414	518,125
ECI Telecom, Ltd. *	19,285	157,539
NMS Communications Corp. *	57,694	364,049
Plantronics, Inc.	8,874	368,005
Tekelec *	16,626	339,835
ViaSat, Inc. *	33,818	820,763

		3,026,814

Electronic Equipment & Instruments 5.2%
Aeroflex, Inc. *	28,655	347,299
Agilysys, Inc.	10,351	177,416
BEI Technologies, Inc.	19,275	595,212
Benchmark Electronics, Inc. *	8,596	293,124
Dionex Corp. *	14,168	802,900
LeCroy Corp. *	25,593	597,341
Littelfuse, Inc. *	16,573	566,134
TTM Technologies, Inc. *	24,078	284,120

		3,663,546

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 2.1%
Corillian Corp. *	93,718	$461,092
Equinix, Inc. *	14,663	626,697
Interwoven, Inc. *	33,568	365,220

		1,453,009

IT Services 2.6%
Acxiom Corp.	27,664	727,563
Euronet Worldwide, Inc. *	14,874	387,022
Forrester Research, Inc. *	21,162	379,646
iPayment Holdings, Inc. *	6,949	344,114

		1,838,345

Semiconductors & Semiconductor Equipment 3.6%
August Technology Corp. *	35,036	368,929
Cree, Inc. *	20,441	819,275
Microsemi Corp. *	18,423	319,823
Nanometrics, Inc. *	13,256	213,674
Silicon Image, Inc. *	51,127	841,551

		2,563,252

Software 2.7%
Agile Software Corp. *	44,224	361,310
ANSYS, Inc. *	15,584	499,623
TIBCO Software, Inc. *	13,753	183,465
Witness Systems, Inc. *	50,254	877,435

		1,921,833

MATERIALS 4.3%
Chemicals 1.5%
FMC Corp. *	13,883	670,549
Headwaters, Inc. *	12,406	353,571

		1,024,120

Containers & Packaging 0.5%
Caraustar Industries, Inc. *	22,639	380,788

Metals & Mining 2.3%
AMCOL International Corp.	17,828	358,164
Century Aluminum Co. *	12,701	333,528
Commercial Metals Co	10,392	525,420
Ryerson Tull, Inc.	26,160	412,020

		1,629,132

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Western Wireless Corp., Class A *	10,091	295,666

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
UTILITIES 0.2%
Electric Utilities 0.2%
El Paso Electric Co. *	8,971	$169,911

Total Common Stocks (cost $54,609,338)		66,823,328

EXCHANGE TRADED FUND 4.0%
ishares Russell 2000 Growth Index Fund (cost $2,774,735)	41,746	2,809,506

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional Money Market Fund ø (cost $879,535)	879,535	879,535

Total Investments (cost $58,263,608) 99.9%		70,512,369
Other Assets and Liabilities 0.1%		92,654

Net Assets 100.0%		$70,605,023

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of December 31, 2004:

Industrials	24.3%
Information Technology	20.8%
Consumer Discretionary	15.4%
Health Care	12.1%
Financials	8.1%
Energy	7.0%
Materials	4.4%
Consumer Staples	3.3%
Telecommunication Services	0.4%
Utilities	0.2%
Other	4.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $58,263,608)	$70,512,369
Receivable for securities sold	149,464
Receivable for Fund shares sold	1,976
Dividends receivable	8,418

Total assets	70,672,227

Liabilities
Payable for Fund shares redeemed	48,871
Advisory fee payable	4,767
Distribution Plan expenses payable	87
Due to other related parties	582
Accrued expenses and other liabilities	12,897

Total liabilities	67,204

Net assets	$70,605,023

Net assets represented by
Paid-in capital	$65,788,118
Undistributed net investment loss	(294)
Accumulated net realized losses on securities	(7,431,562)
Net unrealized gains on securities	12,248,761

Total net assets	$70,605,023

Net assets consists of
Class 1	$66,361,648
Class 2	4,243,375

Total net assets	$70,605,023

Shares outstanding
Class 1	5,812,359
Class 2	374,024

Net asset value per share
Class 1	$11.42
Class 2	$11.35

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Dividends	$211,984
Income from affiliate	22,287

Total investment income	234,271

Expenses
Advisory fee	619,518
Distribution Plan expenses	5,977
Administrative services fee	67,258
Transfer agent fees	219
Trustees' fees and expenses	1,028
Printing and postage expenses	16,326
Custodian and accounting fees	33,741
Professional fees	18,745
Other	1,049

Total expenses	763,861
Less: Expense reductions	(16,656)
Fee waivers	(67,839)

Net expenses	679,366

Net investment loss	(445,095)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,601,415
Net change in unrealized gains or losses on securities	2,427,607

Net realized and unrealized gains or losses on securities	4,029,022

Net increase in net assets resulting from operations	$3,583,927

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended December 31,

	2004		2003

Operations
Net investment loss		$(445,095)		$(308,870)
Net realized gains on securities		1,601,415		7,987,023
Net change in unrealized gains or losses
on securities		2,427,607		8,165,854

Net increase in net assets resulting from
operations		3,583,927		15,844,007

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	2,442,845	26,092,498	9,006,231	83,777,691
Class 2	270,246	2,830,513	113,130	1,077,677

		28,923,011		84,855,368

Payment for shares redeemed
Class 1	(2,861,643)	(30,229,689)	(6,795,084)	(60,794,162)
Class 2	(10,881)	(114,942)	(2,421)	(20,241)

		(30,344,631)		(60,814,403)

Net increase (decrease) in net assets
resulting from capital share transactions		(1,421,620)		24,040,965

Total increase in net assets		2,162,307		39,884,972
Net assets
Beginning of period		68,442,716		28,557,744

End of period		$70,605,023		$68,442,716

Undistributed net investment loss		$(294)		$(98)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Special Equity Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

18

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.92% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended December 31, 2004, EIMC waived its fee in the amount of $67,839 which represents 0.10% of the Fund's average daily net assets. As of December 31, 2004 the Fund had $133,186 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004, the Fund paid brokerage commissions of $28,249 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $135,370,894 and $137,678,039, respectively, for the year ended December 31, 2004.

19

NOTES TO FINANCIAL STATEMENTS continued

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $58,404,699. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,993,289 and $885,619, respectively, with a net unrealized appreciation of $12,107,670.

As of December 31, 2004, the Fund had $7,290,471 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$ 294	$12,107,670	$ 7,290,471

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $16,656, which represents 0.02% of its average daily net assets.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

20

NOTES TO FINANCIAL STATEMENTS continued

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. REORGANIZATION

At a regular meeting of the Board of Trustees held on December 8 and 9, 2004, the Trustees of the Fund approved a Plan of Reorganization (the "Plan"). Under the Plan, Evergreen VA Growth Fund, a series of Evergreen Variable Annuity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen VA Growth Fund.

A special meeting of shareholders of the Fund will be held on April 1, 2005 to consider and vote on the Plan. On or about February 18, 2005, materials for this meeting will be mailed to shareholders of record as of January 14, 2005.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Special Equity Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Special Equity Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

560805 rv2 2/2005

Evergreen VA Special Values Fund

Evergreen

VA SPECIAL VALUES FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Special Values Fund, which covers the twelve-month period ended December 31, 2004.

We entered the investment period on the heels of a dramatic rebound in the equity markets. Clarity had improved on several issues, and our equity portfolio teams endeavored to maintain their focus on the solid fundamentals supporting growth in the economy and corporate profits. Indeed, Gross Domestic Product ("GDP") was strong, monetary policy was accommodative, and corporate earnings were approaching record levels. Would these positive fundamentals drive the markets higher in 2004, or would uncertainty about the election and the geopolitical situation paralyze the markets? Considering these swirling issues, our equity portfolio teams continued to emphasize the fundamentals throughout their portfolio decisions, in what would prove to be another exciting year in the stock market.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, as demand broadened from personal consumption to include significant increases in business investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion, and we invested accordingly. As the year progressed, though, the rate of growth in GDP had clearly moderated. While the market was often rattled by reports of slower growth, we believed that it was characteristic of the economy's normal transition from recovery to expansion within the economic

1

LETTER TO SHAREHOLDERS continued

cycle. As a result, we continued to emphasize the fundamentals supporting more moderate, and what we believed to be more sustainable, levels of economic growth.

This moderation in economic growth presented a challenge for the equity markets, though, as monetary policymakers frequently telegraphed their intentions to raise interest rates. If growth was slowing, why raise rates? Well, it was our opinion that the hyper-stimulative monetary policy used to propel the economy from recession, 9/11, and the corporate accounting scandals was inherently inflationary if extended for a long period of time. With GDP growth slowing, the Federal Reserve could gradually raise rates and remove the potential for inflationary imbalances to develop. We therefore took central bankers at their word and prepared our portfolios for less stimulative, rather than more restrictive, monetary policy.

Yet the drumbeat of inflation was prevalent for much of the year. Various measures of consumer and wholesale pricing spiked periodically throughout the year, and higher oil prices served to heighten concerns about personal consumption and corporate profit margins. Indeed, a solid inverse correlation between equities and oil persisted throughout the investment period. It was our strong belief though, that high oil prices were not sustainable and were likely driven by speculative fervor attempting to profit from the market's geopolitical fears. Indeed, it was not until oil fell from its peak of $55 per barrel in late October did the equity markets finally begin to break out of their 2004 trading range.

Despite this turmoil, the equity markets were continually supported by solid gains in corporate profitability throughout the investment period. All the massive cost cutting and balance sheet refinancing that occurred over the past two years resulted in dramatically improved operating leverage on corporate income statements, which enabled profit margins to continue their impressive expansion. This propelled operating earnings higher by almost 20% for companies within the S&P 500 Index during 2004. By maintaining a constant focus on these

2

LETTER TO SHAREHOLDERS continued

fundamentals, our equity portfolio teams remained fully engaged despite the periods of low volume, poor sentiment, and market weakness. While at times challenging, we believe this dedicated strategy once again proved effective for our long-term portfolios.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

James M. Tringas, CFA

Value Equity Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

Average annual return

1-year	20.37%	20.10%

5-year	14.20%	14.09%

Since portfolio inception	11.89%	11.80%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Special Values Fund Class 1 shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 20.37% for the twelve-month period ended December 31, 2004. During the same period, the Russell 2000 Value Index (Russell 2000 Value) returned 22.25% . The fund seeks capital growth in the value of its shares.

Small cap stocks performed relatively well during the twelve-month period ended December 31, 2004. The Russell 2000 Value, a common benchmark for small cap stocks, gained more than double the total return of the Standard & Poor's 500 Index, a benchmark for large cap U.S. companies.

The fund's solid performance in the fourth quarter contributed significantly to its strong yearly performance. In the final three months of 2004, the fund benefited from generally good market conditions, fueled in large part by falling energy prices and an improving economic environment.

In relation to the index, the fund's exposure to financials and health care contributed significantly to performance, as these sectors recorded above-average investment results. Investments in the information technology and consumer staples sectors detracted from investment results.

For the year, some of the better contributors to investment results were Eagle Materials, Quanex and Massey Energy in the materials sector, and Joy Global, Mueller Industries and EnPro Industries in the industrials sector. Detractors to performance were Superior Industries and Wet Seal in the consumer discretionary sector.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,100.70	$ 5.28
Class 2	$ 1,000.00	$ 1,098.76	$ 6.59
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.11	$ 5.08
Class 2	$ 1,000.00	$ 1,018.85	$ 6.34

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class 1 and 1.25% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1[1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 13.78	$ 10.65	$ 12.60	$ 11.70	$ 10.14

Income from investment operations
Net investment income	0.16	0.01	0.02[2]	0.02	0.08
Net realized and unrealized gains or losses on securities	2.64	3.13	(1.58)	1.98	1.99

Total from investment operations	2.80	3.14	(1.56)	2.00	2.07

Distributions to shareholders from
Net investment income	(0.15)	(0.01)	(0.02)	(0.02)	(0.10)
Net realized gains	(0.12)	0	(0.37)	(1.08)	(0.41)

Total distributions to shareholders	(0.27)	(0.01)	(0.39)	(1.10)	(0.51)

Net asset value, end of period	$ 16.31	$ 13.78	$ 10.65	$ 12.60	$ 11.70

Total return[3]	20.37%	29.52%	(12.60%)	18.11%	20.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$65,151	$46,621	$32,300	$22,515	$10,400
Ratios to average net assets
Expenses[4]	1.00%	1.00%	1.00%	1.00%	1.02%
Net investment income	1.20%	0.14%	0.18%	0.29%	1.01%
Portfolio turnover rate	34%	98%	61%	81%	82%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002[1]

Net asset value, beginning of period	$ 13.76	$10.65	$11.39

Income from investment operations
Net investment income	0.13	0	0.02[2]
Net realized and unrealized gains or losses on securities	2.63	3.11	(0.49)

Total from investment operations	2.76	3.11	(0.47)

Distributions to shareholders from
Net investment income	(0.12)	0	(0.01)
Net realized gains	(0.12)	0	(0.26)

Total distributions to shareholders	(0.24)	0	(0.27)

Net asset value, end of period	$ 16.28	$13.76	$10.65

Total return[3]	20.10%	29.20%	(4.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$17,162	$7,479	$1,055
Ratios to average net assets
Expenses[4]	1.25%	1.26%	1.28%[5]
Net investment income (loss)	0.98%	(0.11%)	0.46%[5]
Portfolio turnover rate	34%	98%	61%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income per share is based on average shares outsta nding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

December 31, 2004

	Shares	Value

COMMON STOCKS 94.5%
CONSUMER DISCRETIONARY 20.0%
Auto Components 0.7%
Superior Industries International, Inc.	20,640	$599,592

Automobiles 0.1%
National R.V. Holdings, Inc.*	9,400	90,522

Hotels, Restaurants & Leisure 5.9%
Jack In The Box, Inc.*	23,760	876,031
La Quinta Corp.*	112,305	1,020,852
Lone Star Steakhouse & Saloon, Inc.	19,490	545,720
O'Charley's, Inc.*	15,280	298,724
Papa John's International, Inc.*	12,390	426,712
Ryan's Restaurant Group, Inc.*	29,470	454,427
Triarc Companies, Inc., Class A	5,750	74,750
Triarc Companies, Inc., Class B	95,329	1,168,734

		4,865,950

Household Durables 3.2%
Cavco Industries, Inc.*	6,553	294,557
Dixie Group, Inc.*	7,700	129,822
La-Z-Boy, Inc	42,300	650,151
Libbey, Inc.	1,000	22,210
Skyline Corp.	5,400	220,320
Snap-On, Inc.	18,300	628,788
Tupperware Corp.	33,030	684,382

		2,630,230

Leisure Equipment & Products 0.1%
Boyds Collection, Ltd.*	13,500	59,400

Media 4.5%
Liberty Corp.	18,444	810,798
ProQuest Co.*	20,700	614,790
Pulitzer, Inc.	17,860	1,158,221
Scholastic Corp.*	6,400	236,544
Valassis Communications, Inc.*	13,510	472,985
World Wrestling Entertainment, Inc.	30,810	373,726

		3,667,064

Specialty Retail 2.8%
Borders Group, Inc.	5,100	129,540
Burlington Coat Factory Warehouse Corp.	9,650	219,055
Deb Shops, Inc.	6,500	162,760
Group 1 Automotive, Inc.*	7,400	233,100
Payless ShoeSource, Inc.*	40,760	501,348
Pier 1 Imports, Inc.	18,000	354,600
Zale Corp.*	22,680	677,451

		2,277,854

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 2.7%
Cutter & Buck, Inc.	9,550	$139,143
Kellwood Co.	28,110	969,795
Russell Corp.	21,360	416,093
Stride Rite Corp.	50,310	561,963
Velcro Industries, N.V.	11,290	149,717

		2,236,711

CONSUMER STAPLES 6.3%
Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	47,420	860,673
The Topps Company, Inc.	31,780	309,855

		1,170,528

Food Products 3.4%
American Italian Pasta Co., Class A	10,800	251,100
Corn Products International, Inc.	14,440	773,406
Del Monte Foods Co.	19,760	585,094
Delta & Pine Land Co.	34,500	941,160
Tootsie Roll Industries, Inc.	6,700	232,021

		2,782,781

Household Products 0.5%
Rayovac Corp.*	14,150	432,424

Tobacco 1.0%
Universal Corp.	16,665	797,254

ENERGY 6.3%
Energy Equipment & Services 1.8%
Atwood Oceanics, Inc.*	15,110	787,231
Global Industries, Ltd.*	29,100	241,239
Tidewater, Inc.	12,040	428,745

		1,457,215

Oil & Gas 4.5%
Cabot Oil & Gas Corp., Class A	14,945	661,316
Forest Oil Corp.*	18,822	597,034
GMX Resources, Inc.*	10,000	69,700
Patina Oil & Gas Corp.	11,007	412,762
Stone Energy Corp.*	19,200	865,728
Whiting Petroleum Corp.*	37,271	1,127,448

		3,733,988

FINANCIALS 17.2%
Capital Markets 3.9%
Apollo Investment Corp.*	37,800	570,780
Investment Technology Group, Inc.*	76,620	1,532,400
Knight Trading Group, Inc.*	44,600	488,370

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Piper Jaffray Cos., Inc.*	11,900	$570,605
Westwood Holdings Group, Inc.*	3,900	76,830

		3,238,985

Commercial Banks 1.3%
First Citizens BancShares, Inc.	5,130	760,522
Mid-State Bancshares, Inc.	6,050	173,333
Washington Trust Bancorp, Inc.	4,210	123,395

		1,057,250

Consumer Finance 1.6%
MoneyGram International, Inc.*	61,433	1,298,693

Diversified Financial Services 1.3%
Assured Guaranty, Ltd.*	52,300	1,028,741

Insurance 5.6%
CNA Surety Corp.*	23,560	314,526
Endurance Specialty Holdings, Ltd.	27,302	933,728
Harleysville Group, Inc.	15,300	365,211
Horace Mann Educators Corp.	12,570	239,836
IPC Holdings, Ltd.	18,795	817,771
LandAmerica Financial Group, Inc.	10,470	564,647
Merchants Group, Inc.	1,900	45,600
Navigators Group, Inc.*	7,820	235,460
Stewart Information Services Corp.	17,480	728,042
U.S.I. Holdings Corp.*	33,100	382,967

		4,627,788

Real Estate 1.7%
Forest City Enterprises, Inc.	11,705	673,623
Post Properties, Inc.	20,880	728,712

		1,402,335

Thrifts & Mortgage Finance 1.8%
NetBank, Inc.	53,700	559,017
NewAlliance Bancshares, Inc.	61,373	939,007

		1,498,024

HEALTH CARE 5.0%
Health Care Equipment & Supplies 4.0%
Analogic Corp.	15,300	685,287
Edwards Lifesciences Corp.*	16,250	670,475
Millipore Corp.	11,300	562,853
Viasys Healthcare, Inc.*	35,530	675,070
West Pharmaceutical Services, Inc.	26,400	660,792

		3,254,477

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.0%
NDCHealth Corp.	8,390	$155,970
Per-Se Technologies, Inc.*	44,720	707,918

		863,888

INDUSTRIALS 16.5%
Aerospace & Defense 0.7%
GenCorp, Inc.	23,490	436,209
Ladish Co., Inc.*	15,400	176,946

		613,155

Airlines 0.2%
Delta Air Lines, Inc.*	20,300	151,844

Building Products 0.3%
Apogee Enterprises, Inc.	17,400	233,334

Commercial Services & Supplies 3.9%
Adesa, Inc.	24,919	528,781
Deluxe Corp.	15,740	587,574
Heidrick & Struggles International, Inc.*	12,610	432,145
John H. Harland Co.	28,540	1,030,294
Spherion Corp.*	29,700	249,480
Viad Corp.	13,952	397,492

		3,225,766

Electrical Equipment 2.5%
A.O. Smith Corp.	11,805	353,442
Belden, Inc.	36,720	851,904
Genlyte Group, Inc.*	10,300	882,504

		2,087,850

Machinery 6.1%
AGCO Corp.*	7,690	168,334
Ampco-Pittsburgh Corp.	9,340	136,364
Briggs & Stratton Corp.	22,680	943,034
Crane Co.	12,800	369,152
EnPro Industries, Inc.*	13,850	409,544
Joy Global, Inc.	25,850	1,122,666
Kadant, Inc.*	30,139	617,850
Mueller Industries, Inc.	34,800	1,120,560
Supreme Industries, Inc., Class A	7,640	48,972
Wolverine Tube, Inc.*	6,200	80,042

		5,016,518

Road & Rail 2.8%
Arkansas Best Corp.	20,770	932,365
Dollar Thrifty Automotive Group, Inc.*	11,219	338,814
RailAmerica, Inc.*	15,570	203,189
USF Corp.	21,580	818,961

		2,293,329

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 7.6%
Communications Equipment 1.2%
3Com Corp.*	28,600	$119,262
CommScope, Inc.*	29,850	564,165
Enterasys Networks, Inc.*	64,800	116,640
Harris Corp.	3,310	204,525

		1,004,592

Computers & Peripherals 3.8%
Advanced Digital Information Corp.*	15,800	158,316
Brocade Communications Systems, Inc.*	39,200	299,488
Electronics for Imaging, Inc.*	7,200	125,352
Imation Corp.	29,735	946,465
Intergraph Corp.*	26,680	718,492
Quantum Corp.*	122,880	321,946
Silicon Graphics, Inc.*	104,520	180,820
Western Digital Corp.*	33,800	366,392

		3,117,271

Electronic Equipment & Instruments 0.9%
Kemet Corp.*	19,100	170,945
Technitrol, Inc.*	33,190	604,058

		775,003

Semiconductors & Semiconductor Equipment 1.1%
Credence Systems Corp.*	21,030	192,425
Lattice Semiconductor Corp.*	44,840	255,588
Standard Microsystems Corp.*	24,040	428,633

		876,646

Software 0.6%
Ascential Software Corp.*	6,400	104,384
Transaction Systems Architects, Inc., Class A *	19,510	387,273

		491,657

MATERIALS 11.0%
Chemicals 3.6%
A. Schulman, Inc.	17,400	372,534
American Pacific Corp.	10,800	91,908
Arch Chemicals, Inc.	24,590	707,700
FMC Corp.*	12,000	579,600
Great Lakes Chemical Corp.	7,150	203,704
H.B. Fuller Co.	25,700	732,707
Octel Corp.	14,400	299,664

		2,987,817

Construction Materials 1.3%
Eagle Materials, Inc.	12,220	1,055,197

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 2.8%
Owens-Illinois, Inc.*	23,760	$538,164
Packaging Corp. of America	24,670	580,979
Rock-Tenn Co., Class A	40,150	608,674
Silgan Holdings, Inc.*	9,690	590,702

		2,318,519

Metals & Mining 2.1%
Bayou Steel Corp.*	3,298	115,430
Quanex Corp.	20,644	1,415,559
Roanoke Electric Steel Corp.	7,630	157,720

		1,688,709

Paper & Forest Products 1.2%
Deltic Timber Corp.	7,070	300,121
Glatfelter	4,700	71,816
Neenah Paper, Inc. *	19,625	639,775

		1,011,712

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises, Inc.*	27,367	1,359,045

Wireless Telecommunication Services 0.3%
Leap Wireless International, Inc. *	9,245	249,615

UTILITIES 2.7%
Electric Utilities 2.0%
Allete, Inc.	28,348	1,041,788
El Paso Electric Co.*	29,600	560,624

		1,602,412

Gas Utilities 0.7%
Atmos Energy Corp.	21,300	582,555

Total Common Stocks (cost $60,107,104)		77,814,240

PREFERRED STOCKS 0.2%
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Cincinnati Bell, Inc. (cost $127,811)	3,200	130,400

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.0%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
Gadzooks, Inc., 5.00%, 10/09/2008 • + (h) (cost $85,000)	$85,000	11,050

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

SHORT-TERM INVESTMENTS 5.3%
MUTUAL FUND SHARES 5.3%
Evergreen Institutional Money Market Fund ø (cost $4,317,131)	4,317,131	$4,317,131

Total Investments (cost $64,637,046) 100.0%		82,272,821
Other Assets and Liabilities 0.0%		39,808

Net Assets 100.0%		$82,312,629

*	Non-income producing security
•	Security which has defaulted on payment of interest and/or principal.
+	Security is deemed illiquid.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of December 31, 2004:

Consumer Discretionary	21.1%
Financials	18.2%
Industrials	17.5%
Materials	11.6%
Information Technology	8.0%
Energy	6.7%
Consumer Staples	6.6%
Health Care	5.3%
Utilities	2.8%
Telecommunication Services	2.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $64,637,046)	$82,272,821
Receivable for securities sold	53,195
Dividends receivable	71,881

Total assets	82,397,897

Liabilities
Payable for securities purchased	63,169
Payable for Fund shares redeemed	6,887
Advisory fee payable	5,391
Distribution Plan expenses payable	352
Due to other related parties	829
Accrued expenses and other liabilities	8,640

Total liabilities	85,268

Net assets	$82,312,629

Net assets represented by
Paid-in capital	$63,441,057
Undistributed net investment income	29,959
Accumulated net realized gains on securities	1,205,838
Net unrealized gains on securities	17,635,775

Total net assets	$82,312,629

Net assets consists of
Class 1	$65,150,773
Class 2	17,161,856

Total net assets	$82,312,629

Shares outstanding
Class 1	3,993,532
Class 2	1,054,036

Net asset value per share
Class 1	$16.31
Class 2	$16.28

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Dividends	$1,466,972

Expenses
Advisory fee	575,067
Distribution Plan expenses	32,745
Administrative services fee	66,397
Transfer agent fees	443
Trustees' fees and expenses	957
Printing and postage expenses	13,882
Custodian and accounting fees	15,987
Professional fees	18,792
Other	2,043

Total expenses	726,313
Less: Expense reductions	(417)
Fee waivers	(30,273)

Net expenses	695,623

Net investment income	771,349

Net realized and unrealized gains or losses on securities
Net realized gains on securities	5,077,661
Net change in unrealized gains or losses on securities	7,291,670

Net realized and unrealized gains or losses on securities	12,369,331

Net increase in net assets resulting from operations	$13,140,680

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income		$771,349		$46,466
Net realized gains or losses on securities		5,077,661		(2,990,725)
Net change in unrealized gains or losses
on securities		7,291,670		13,847,474

Net increase in net assets resulting from
operations		13,140,680		10,903,215

Distributions to shareholders from
Net investment income
Class 1		(583,692)		(44,003)
Class 2		(122,142)		0
Net realized gains
Class 1		(473,146)		0
Class 2		(126,247)		0

Total distributions to shareholders		(1,305,227)		(44,003)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	1,059,541	15,533,649	818,146	9,719,245
Class 2	527,269	7,580,348	478,581	5,725,005

		23,113,997		15,444,250

Net asset value of shares issued in
reinvestment of distributions
Class 1	66,121	1,056,838	3,257	44,003
Class 2	15,601	248,389	0	0

		1,305,227		44,003

Payment for shares redeemed
Class 1	(515,899)	(7,558,675)	(469,436)	(5,183,620)
Class 2	(32,428)	(483,418)	(33,982)	(418,312)

		(8,042,093)		5,601,932

Net increase in net assets resulting from
capital share transactions		16,377,131		9,886,321

Total increase in net assets		28,212,584		20,745,533
Net assets
Beginning of period		54,100,045		33,354,512

End of period		$82,312,629		$54,100,045

Undistributed net investment income		$29,959		$2,463

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Special Values Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as average daily net assets increase. Prior to December 13, 2004, the Fund paid the investment advisor an annual fee of 0.87% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended December 31, 2004, EIMC waived its fee in the amount of $30,273 which represents 0.05% of the Fund's average daily net assets. As of December 31, 2004 the Fund had $85,504 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004, the Fund paid brokerage commissions of $4,530 to Wachovia Securities, LLC.

20

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $37,768,183 and $21,413,699, respectively, for the year ended December 31, 2004.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $64,641,313. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,516,784 and $885,276, respectively, with a net unrealized appreciation of $17,631,508.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-term
Undistributed	Capital	Unrealized
Ordinary Income	Gain	Appreciation

$ 29,959	$ 1,210,105	$ 17,631,508

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended December 31,

	2004	2003

Ordinary Income	$705,834	$44,003
Long-term Capital Gain	599,393	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through

22

NOTES TO FINANCIAL STATEMENTS continued

January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Special Values Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Special Values Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $599,393 for the fiscal year ended December 31, 2004.

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended December 31, 2004 qualified for the dividends received deduction.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

568807 rv1 2/2005

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568807 rv1 2/2005

Evergreen VA Strategic Income Fund

Evergreen

VA STRATEGIC INCOME FUND

Annual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
33	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
34	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen VA Strategic Income Fund, which covers the twelve-month period ended December 31, 2004.

Once again, the fixed income markets proved to be an effective diversification tool for investors during 2004. After solid gains in the previous year, many bond market participants entered 2004 with trepidation, as the economy continued to grow and Federal Reserve ("Fed") officials appeared to lose enthusiasm for stimulative monetary policy. Throughout the investment period, though, our Investment Strategy Committee projected a moderation in Gross Domestic Product ("GDP") growth and policy action from the Fed that would prove less stimulative, rather than more restrictive, for the U.S. economy. Our fixed income teams, therefore, were able to focus on fundamental issues such as credit quality and duration, without succumbing to the inflation fears that frequently surfaced during the past year. This focus combined with the uncertain geopolitical environment and often-spotty economic data to deliver yet another year of healthy returns for fixed income investors.

The U.S. economy entered the new-year with solid momentum. GDP had expanded at a rate in excess of 6% during the second half of 2003, and demand broadened from personal consumption to include significant increases in capital investment. We believed that this improvement in the breadth of output would likely lend credibility to the sustainability of the expansion. Surveys for the manufacturing and services industries continued to suggest further growth, and inflation measurements had signaled only mild pricing pressures. Yet consumer confidence remained negatively affected by the weakness in employment growth. While

LETTER TO SHAREHOLDERS continued

productivity gains and rising health care costs had kept a lid on corporate hiring, it was our strong opinion that the renewal of capital investment would soon be accompanied by increases in payroll growth. Indeed, this thought process was tested periodically, but employment gains finally arrived, with overall payrolls climbing by more than two million jobs for the full year. As the year progressed, though, the rate of growth in GDP had clearly moderated. After experiencing year-over-year GDP gains of approximately 5% in the first half of the year, the year over year pace had fallen to the 4.0% range by the end of 2004. In addition, the economy displayed mixed signals with a variety of conflicting reports throughout the year. While the markets were often rattled by these incongruities, we believed that this was characteristic of the economy's normal transition from the recovery phase to the expansion phase of the economic cycle.

Despite this moderation in economic growth, the Fed was very clear in its intentions to gradually raise interest rates. At the beginning of 2004, the Fed's mantra was that they would keep monetary policy accommodative for a "considerable period." In the first quarter, their missive changed in that they would remain "patient" in their policy accommodation. Once job growth resumed and oil prices began to climb, though, monetary policymakers stated that they would be "measured" in their removal of policy accommodation. Despite these attempts at clarity, market interest rates surged in anticipation of the Fed tightening, led by the yield on the 10-year Treasury, which jumped by more than 100 basis points during the second quarter of last year. This prompted fears of a repeat of 1994, when bonds struggled mightily as the market was caught unprepared for Fed tightening. This time, though, the bond market had made significant adjustments in advance of the Fed action, resulting in short term pain, though most likely at the expense of a protracted period of surging yields. Indeed, after the central bank's first interest rate increase at the end of June, market interest rates began to recover, a process that would

LETTER TO SHAREHOLDERS continued

continue for the balance of the year, suggesting diminished concerns about long-term inflation.

During the investment period, U.S. Treasuries helped lead the fixed income markets higher, benefiting from the uncertain geopolitical environment. Safe haven investing was a common theme in the government bond market, which also experienced significant purchases from foreign central banks in defense of their currencies, pushing Treasury yields lower and narrowing spreads relative to other fixed income securities.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Dana Erikson, CFA

High Yield Bond Team Lead Manager

Lisa Brown-Premo

Customized Fixed Income Team

Anthony Norris

Customized Fixed Income Team

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

Average annual return

1-year	8.41%	8.14%

5-year	9.05%	8.94%

Since portfolio inception	7.40%	7.33%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance shown includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Strategic Income Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class 1 shares returned 8.41% for the twelve-month period ended December 31, 2004. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 4.34% . The fund seeks high current income from interest on debt securities and secondarily, considers the potential for growth of capital in selecting securities.

The fund is managed by three teams: the High Yield bond team in Boston, responsible for U.S. domestic high yield and emerging markets as well as overall asset allocation, the International Bond team in London, responsible for developed government's international bonds, and the Adjustable Rate Bond team in Charlotte.

A key contributor to performance in 2004 was the fund's decision to overweight the portfolio in non-U.S. dollar-denominated bonds during the second half of the year. These securities appreciated markedly thanks largely to the decline in the U.S. dollar. The dollar fell on worries over the ballooning federal budget and current account deficits.

A detractor to performance was the fund's investment in non-U.S. dollar-denominated bonds and emerging market securities early in the second quarter. At that time, the dollar rallied on investor concerns that the Federal Reserve would raise short-term interest rates significantly to help stem inflationary fears.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of December 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class 1	$ 1,000.00	$ 1,095.62	$ 3.69
Class 2	$ 1,000.00	$ 1,093.87	$ 5.00
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.62	$ 3.56
Class 2	$ 1,000.00	$ 1,020.36	$ 4.82

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.70% for Class 1 and 0.95% for Class 2), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 1 [1]	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.50	$ 9.88	$ 9.03	$ 9.01	$ 10.56

Income from investment operations
Net investment income	0.55 [2]	0.63 [2]	0.59 [2]	0.62 [2]	0.85
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.33	1.02	0.81	(0.06)	(0.93)

Total from investment operations	0.88	1.65	1.40	0.56	(0.08)

Distributions to shareholders from
Net investment income	(0.50)	(1.03)	(0.55)	(0.54)	(1.29)
Net realized gains	(0.10)	0	0	0	0
Tax basis return of capital	0	0	0	0	(0.18)
Total distributions to shareholders	(0.60)	(1.03)	(0.55)	(0.54)	(1.47)

Net asset value, end of period	$ 10.78	$ 10.50	$ 9.88	$ 9.03	$ 9.01

Total return [3]	8.41%	16.75%	15.52%	6.21%	(0.69%)

Ratios and supplemental data
Net assets, end of period (thousands)	$49,593	$50,637	$37,693	$23,486	$17,950
Ratios to average net assets
Expenses [4]	0.73%	0.78%	0.79%	0.81%	0.84%
Net investment income	5.19%	5.87%	6.12%	6.65%	8.69%
Portfolio turnover rate	125%	114%	189%	287%	302%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,

CLASS 2	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.49	$ 9.88	$9.57

Income from investment operations
Net investment income	0.53 [2]	0.57 [2]	0.26 [2]

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.32	1.05	0.59

Total from investment operations	0.85	1.62	0.85

Distributions to shareholders from
Net investment income	(0.48)	(1.01)	(0.54)
Net realized gains	(0.10)	0	0
Total distributions to shareholderrs	(0.58)	(1.01)	(0.54)

Net asset value, end of period	$ 10.76	$10.49	$9.88

Total return [3]	8.14%	16.50%	8.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,784	$7,493	$ 339
Ratios to average net assets
Expenses [4]	0.97%	1.04%	1.05% [5]
Net investment income	4.98%	5.33%	6.12% [5]
Portfolio turnover rate	125%	114%	189%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2004

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKEDSECURITIES 2.3%
Fixed-rate 2.3%
FNMA:
4.44%, 04/01/2014 ##	$ 871,811	$860,904
4.91%, 07/25/2020 ##	590,000	596,572
Class A, 6.22%, 01/25/2009	68,024	70,124
GNMA, 3.36%, 08/16/2022	235,555	231,763

Total Agency Commercial Mortgage-Backed Securities
(cost $1,729,193)		1,759,363

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.0%
Floating-rate 1.0%
FHLMC Class F, 2.90%, 10/15/2031	162,721	163,425
FNMA:
Class F, 2.71%, 06/17/2028	189,987	190,605
Class 23-F, 3.14%, 04/25/2022	72,691	73,631
Class 73-F, 3.19%, 05/25/2022	72,660	73,796
Class F, 3.09%, 09/25/2023	268,113	271,415

Total Agency Mortgage-BackedCollateralized Mortgage Obligations
(cost $769,852)		772,872

AGENCY MORTGAGE-BACKED PASSTHROUGH SECURITIES 9.9%
Fixed-rate 9.5%
FHLMC:
5.50%, TBA #	2,560,000	2,622,569
6.00%, TBA #	2,185,000	2,257,378
FNMA:
5.50%, TBA #	1,100,000	1,116,843
6.00%, TBA #	1,100,000	1,137,468
GNMA, 8.00%, 01/15/2030	4,402	4,781

		7,139,039

Floating-rate 0.4%
FHLMC, 2.80%, 10/15/2018	86,389	85,796
FNMA, 2.80%, 07/01/2044	195,789	198,520

		284,316

Total Agency Mortgage-BackedPass Through Securities (cost $7,417,453)		7,423,355

ASSET-BACKED SECURITIES 0.9%
C-Bass, Ltd., 3.23%, 09/15/2039 144A(cost $685,000) h	685,000	685,000

CORPORATE BONDS 36.2%
CONSUMER DISCRETIONARY 11.7%
Auto Components 1.9%
ArvinMeritor, Inc., 6.80%, 02/15/2009	235,000	247,925
Collins & Aikman Products Co., 10.75%,12/31/2011	207,000	212,175
Dura Operating Corp., Ser. B, 8.625%,04/15/2012	150,000	156,750
RJ Tower Corp., 12.00%, 06/01/2013	200,000	158,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Auto Components continued
Tenneco Automotive, Inc.:
8.625%, 11/15/2014 144A	$85,000	$88,825
10.25%, 07/15/2013 ##	290,000	343,650
TRW Automotive, Inc., 9.375%, 02/15/2013 ##	200,000	233,000

		1,440,325

Hotels, Restaurants & Leisure 2.6%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	115,000	128,800
Equinox Holdings, Inc., 9.00%, 12/15/2009	200,000	214,000
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	50,000	50,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012 ##	300,000	340,500
La Quinta Corp., 8.875%, 03/15/2011	70,000	78,400
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	160,000	181,600
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	276,250
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012 ##	300,000	329,250
Venetian Casino Resort LLC, 11.00%, 06/15/2010 ##	300,000	343,875

		1,943,175

Household Durables 1.2%
Jarden Corp., 9.75%, 05/01/2012	260,000	289,900
K. Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 144A	115,000	116,294
6.375%, 12/15/2014	75,000	75,562
Meritage Corp., 9.75%, 06/01/2011	90,000	99,900
WCI Communities, Inc., 9.125%, 05/01/2012	300,000	334,500

		916,156

Leisure Equipment & Products 0.2%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	140,000	145,600

Media 4.1%
AMC Entertainment, Inc., 9.875%, 02/01/2012	300,000	328,500
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	250,000	268,125
CCO Holdings LLC, 8.75%, 11/15/2013	250,000	259,375
Charter Communications Holdings LLC, 8.625%, 04/01/2009	300,000	261,750
Cinemark USA, Inc.:
9.00%, 02/01/2013	125,000	143,281
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	145,000	110,200
CSC Holdings, Inc., 7.625%, 04/01/2011	110,000	119,075
Emmis Communications Corp., 6.875%, 05/15/2012	300,000	315,375
IMAX Corp., 9.625%, 12/01/2010	200,000	219,000
Jostens IH Corp., 7.625%, 10/01/2012	175,000	182,875
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014	50,000	54,375
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	250,000	170,000
Mediacom Capital Corp., 9.50%, 01/15/2013	325,000	327,844
RCN Corp., 12.50%, 06/30/2008 h +	166,459	170,620
WMG Holdings Corp., 6.91%, 12/15/2011 144A	175,000	177,188

		3,107,583

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.5%
CSK Auto, Inc., 7.00%, 01/15/2014	$275,000	$271,219
FTD, Inc., 7.75%, 02/15/2014	250,000	258,750
Group 1 Automotive, Inc., 8.25%, 08/15/2013	300,000	320,250
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	117,500
United Auto Group, Inc., 9.625%, 03/15/2012	170,000	188,700

		1,156,419

Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	75,512
Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	71,825

		147,337

CONSUMER STAPLES 1.2%
Food & Staples Retailing 0.2%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	100,000	91,500
Rite Aid Corp., 9.50%, 02/15/2011	50,000	55,125

		146,625

Food Products 0.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	15,000	16,050
Chiquita Brands International, Inc., 7.50%, 11/01/2014	55,000	55,962
Del Monte Corp., 8.625%, 12/15/2012	56,000	63,000
Michael Foods, Inc., 8.00%, 11/15/2013	90,000	95,400
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	55,000	62,150

		292,562

Personal Products 0.4%
Playtex Products, Inc., 8.00%, 03/01/2011	250,000	274,375

Tobacco 0.2%
North Atlantic Trading, Inc., 9.25%, 03/01/2012	185,000	157,250

ENERGY 4.0%
Energy Equipment & Services 1.1%
Dresser, Inc., 9.375%, 04/15/2011	135,000	148,500
Grant Prideco, Inc., 9.625%, 12/01/2007	125,000	140,313
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	100,000	106,500
Lone Star Technologies, Inc., 9.00%, 06/01/2011	135,000	145,125
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	300,000	315,375

		855,813

Oil & Gas 2.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016	285,000	299,962
El Paso Production Holdings Co., 7.75%, 06/01/2013	300,000	315,750
Encore Acquisition Co., 6.25%, 04/15/2014	90,000	90,900
Evergreen Resources, Inc., 5.875%, 03/15/2012	55,000	57,532
Exco Resources, Inc., 7.25%, 01/15/2011	45,000	48,375
General Maritime Corp., 10.00%, 03/15/2013	145,000	167,475
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	111,750
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Pemex Project Funding Master Trust, 6.625%, 04/04/2010	$100,000	$151,160
Plains Exploration & Production Co., 8.75%, 07/01/2012	170,000	190,825
Premcor Refining Group, Inc., 6.75%, 05/01/2014	300,000	320,250
Stone Energy Corp., 8.25%, 12/15/2011	90,000	97,650
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	80,000	87,400
9.625%, 04/01/2012	170,000	196,350
Tri Union Development Corp.:
12.50%, 06/01/2006 h • +	38,000	35,340
Ser. A1, 12.50%, 06/01/2006 h +	2,812	2,615

		2,173,334

FINANCIALS 3.6%
Capital Markets 0.3%
The Affinity Group, Inc., 9.00%, 02/15/2012	215,000	233,813

Consumer Finance 0.7%
BMW U.S. Capital LLC, 4.625%, 02/20/2013	90,000	128,317
General Electric Capital Corp., 6.50%, 01/27/2009	430,000	309,496
General Motors Acceptance Corp., FRN, 2.97%, 01/16/2007 h	100,000	99,591

		537,404

Diversified Financial Services 0.9%
Arch Western Finance LLC, 6.75%, 07/01/2013	200,000	207,500
Borden US Finance Corp., 9.00%, 07/15/2014 144A	45,000	50,175
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 02/01/2014 †	14,000	10,430
Preferred Term Securities, Ltd., FRN, 3.51%, 06/24/2034 144A h	100,000	100,336
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	150,000	148,875

Trapeza CDO LLC, Ser. 2004-7A, Class B1, 3.63%, 01/25/2035 144A h	125,000	125,000

		642,316

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	336,000

Real Estate 1.3%
Crescent Real Estate Equities, REIT, 9.25%, 04/15/2009	125,000	137,500
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013	500,000	536,875
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	300,000	320,250

		994,625

HEALTH CARE 1.5%
Health Care Equipment & Supplies 0.4%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	100,000	111,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011	200,000	209,000

		320,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 0.9%
HCA, Inc., 6.375%, 01/15/2015	$65,000	$65,383
IASIS Healthcare Corp., 8.75%, 06/15/2014	90,000	98,550
Select Medical Corp., 9.50%, 06/15/2009	177,000	190,275
Service Corp. International, 6.75%, 04/01/2016	100,000	104,000
Tenet Health Care Corp., 9.875%, 07/01/2014 144A	150,000	164,250

		622,458

Pharmaceuticals 0.2%
Alpharma, Inc., 8.625%, 05/01/2011 144A	150,000	157,500

INDUSTRIALS 3.6%
Aerospace & Defense 0.0%
Argo Tech Corp., 9.25%, 06/01/2011	30,000	33,075

Commercial Services & Supplies 2.0%
Allied Waste North America, Inc., 6.50%, 11/15/2010	60,000	59,100
American Color Graphics, Inc., 10.00%, 06/15/2010	125,000	106,094
Cenveo Corp., 7.875%, 12/01/2013	150,000	140,250
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	90,000	101,250
Geo Group, Inc., 8.25%, 07/15/2013	55,000	59,125
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%,05/15/2013 †	300,000	261,000
NationsRent West, Inc., 9.50%, 10/15/2010	300,000	337,500
TriMas Corp., 9.875%, 06/15/2012	150,000	159,750
United Rentals North America, Inc., 7.75%, 11/15/2013	275,000	270,875

		1,494,944

Machinery 1.3%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	320,000	357,600
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	135,000	138,375
Terex Corp., 7.375%, 01/15/2014	200,000	215,500
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A h	300,000	298,500

		1,009,975

Marine 0.3%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	50,000	54,000
Ocean Star plc, Ser. 2004-A, Class C, FRN, 3.36%, 11/12/2018144A h	160,000	160,020

		214,020

INFORMATION TECHNOLOGY 0.5%
Communications Equipment 0.3%
Telex Communications Holdings, Inc., 11.50%, 10/15/2008 h	200,000	219,000

IT Services 0.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008	150,000	136,125

MATERIALS 7.2%
Chemicals 3.3%
Arco Chemical Co., 9.80%, 02/01/2020	85,000	97,325
Equistar Chemicals LP, 10.625%, 05/01/2011	300,000	349,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Ethyl Corp., 8.875%, 05/01/2010 h	$35,000	$38,850
FMC Corp., 10.25%, 11/01/2009	100,000	115,250
HMP Equity Holdings Corp., 0.00%, 05/15/2008 G	120,000	79,950
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	125,000	149,375
Huntsman International LLC:
9.875%, 03/01/2009	170,000	187,425
11.50%, 07/15/2012 144A	225,000	267,187
Lyondell Chemical Co.:
9.50%, 12/15/2008	300,000	327,000
10.50%, 06/01/2013	150,000	179,250
Millenium America, Inc., 9.25%, 06/15/2008	150,000	171,375
Nalco Co.:
8.875%, 11/15/2013	135,000	148,838
9.00%, 11/15/2013	250,000	372,487

		2,483,812

Containers & Packaging 1.3%
Graham Packaging Co., 9.875%, 10/15/2014 144A	85,000	91,162
Graphic Packaging International, Inc., 9.50%, 08/15/2013	150,000	171,375
Jefferson Smurfit Corp., 7.50%, 06/01/2013	270,000	289,575
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	200,000	221,000
8.75%, 11/15/2012	175,000	198,188

		971,300

Metals & Mining 1.9%
Alaska Steel Corp., 7.75%, 06/15/2012	150,000	155,250
Century Aluminum Co., 7.50%, 08/15/2014 144A	60,000	64,200
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	169,000	180,830
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	80,000	79,900
7.50%, 11/15/2006	130,000	135,200
10.125%, 02/01/2010	220,000	252,450
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	225,000	251,437
Peabody Energy Corp.:
5.875%, 04/15/2016	75,000	75,000
6.875%, 03/15/2013	60,000	65,250
U.S. Steel Corp., 10.75%, 08/01/2008	125,000	147,813

		1,407,330

Paper & Forest Products 0.7%
Amscan Holdings, Inc., 8.75%, 05/01/2014	175,000	175,875
Boise Cascade LLC, 7.125%, 10/15/2014 144A	35,000	37,188
Georgia Pacific Corp.:
8.00%, 01/15/2024	55,000	64,075
8.125%, 05/15/2011	245,000	282,975

		560,113

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.4%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	$150,000	$162,750
FairPoint Communications, Inc., 12.50%, 05/01/2010	135,000	146,475

		309,225

Wireless Telecommunication Services 0.8%
Centennial Communications Corp., 8.125%, 02/01/2014	150,000	154,875
Nextel Communications, Inc., 7.375%, 08/01/2015	300,000	331,500
Rural Cellular Co., 8.25%, 03/15/2012	75,000	79,688

		566,063

UTILITIES 1.7%
Electric Utilities 0.2%
MSW Energy Holdings LLC, 8.50%, 09/01/2010	125,000	137,500

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	200,000	220,625

Multi-Utilities & Unregulated Power 1.2%
AES Corp., 9.50%, 06/01/2009	275,000	314,188
NRG Energy, Inc., 8.00%, 12/15/2013 144A	200,000	219,000
Reliant Resources, Inc.:
6.75%, 12/15/2014	175,000	174,781
9.25%, 07/15/2010	200,000	224,000

		931,969

Total Corporate Bonds (cost $25,782,884)		27,295,746

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 14.9%
CONSUMER DISCRETIONARY 1.0%
Automobiles 0.3%
Gie Psa Tresorerie, 5.875%, 09/27/2011 EUR	80,000	121,797
Renault SA, 6.125%, 06/26/2009 EUR	85,000	128,056

		249,853

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	90,000	132,492

Internet & Catalog Retail 0.4%
Greater University Stores, 5.625%, 12/12/2013 GBP	150,000	287,217

Specialty Retail 0.1%
LVMH Moet Hennessy, 6.125%, 06/25/2008 EUR	76,000	113,190

CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008 EUR	180,000	262,876
Tesco plc, 4.75%, 04/13/2010 EUR	190,000	274,122

		536,998

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
ENERGY 0.2%
Oil & Gas 0.2%
Transco plc, 7.00%, 12/15/2008 AUD	170,000	$137,617

FINANCIALS 9.3%
Capital Markets 0.5%
Deutsche Bank AG, 6.00%, 03/05/2008 AUD	180,000	141,786
Morgan Stanley, 4.375%, 03/01/2010 EUR	185,000	261,834

		403,620

Commercial Banks 4.5%
Australia & New Zealand Bank, 4.875%, 12/22/2008 GBP	50,000	95,672
Banco Santander, 4.00%, 09/10/2010 EUR	300,000	420,674
BOS International Australia, 3.50%, 01/22/2007 CAD	250,000	209,151
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	160,000	233,342
Eurofima, 6.50%, 08/22/2011 AUD	340,000	277,432
European Investment Bank:
2.60%, 08/16/2013 GBP	55,000	116,977
4.00%, 04/15/2009 SEK	1,000,000	154,516
6.00%, 08/14/2013 AUD	172,000	137,884
6.50%, 09/10/2014 NZD	300,000	215,475
Household Financial Corp., 5.125%, 06/24/2009 EUR	160,000	233,171
Kreditanst Fur Wie, 6.00%, 07/15/2009 NZD	550,000	387,650
Rabobank Nederland, 4.25%, 01/05/2009 CAD	200,000	169,012
Royal Bank of Canada, 4.99%, 04/08/2010 GBP	166,000	318,247
SNS Bank Nederland N.V., 5.625%, 06/14/2012 EUR	180,000	273,604
Unicredito Italiano SpA, 6.10%, 02/28/2012 EUR	80,000	123,828

		3,366,635

Consumer Finance 1.1%
General Electric Capital Corp., 2.17%, 03/31/2008 EUR	150,000	202,748
International Lease Finance Corp., 4.125%, 10/09/2008 EUR	170,000	237,058
National Grid Group Finance, 6.125%, 08/23/2011 EUR	100,000	154,006
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	250,000	215,015

		808,827

Diversified Financial Services 1.0%
BAT International Finance plc, 4.875%, 02/25/2009 EUR	80,000	113,648
Cedulas, 3.25%, 06/19/2010 EUR	400,000	542,941
Network Rail Finance plc, FRN, 2.18%, 02/27/2007 EUR	100,000	135,464

		792,053

Insurance 0.2%
AIG Sunamerica, 5.50%, 03/07/2011 EUR	90,000	135,357

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.0%
Nykredit:
4.00%, 10/01/2020 DKK	5,001,925	$906,327
5.00%, 10/01/2022 DKK	2,056,246	381,944
6.00%, 10/01/2022 DKK	1,114,088	210,795

		1,499,066

INDUSTRIALS 0.5%
Construction & Engineering 0.2%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009 EUR	90,000	130,353

Electrical Equipment 0.1%
Electricidade De Portugal, 5.875%, 03/28/2011 EUR	80,000	121,721

Industrial Conglomerates 0.2%
Tyco International Group, 5.50%, 11/19/2008 EUR	85,000	123,865

INFORMATION TECHNOLOGY 2.2%
Electronic Equipment & Instruments 0.2%
Siemens Financieringsmaatsch, 5.75%, 07/04/2011 EUR	80,000	121,840

Internet Software & Services 2.0%
Aries Vermogensverwaltung, 7.75%, 10/25/2009 EUR 144A	1,000,000	1,542,436

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
France Telecom, 2.40%, 01/23/2007 EUR	235,000	318,832
Sogerim SA, 7.00%, 04/20/2011 EUR	180,000	287,635

		606,467

UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009 EUR	80,000	113,209

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $10,061,455)		11,222,816

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 12.5%
Australia:
4.00%, 08/20/2020 AUD	630,000	693,941
6.25%, 04/15/2015 AUD	124,000	103,910
France, 1.60%, 07/25/2015 EUR	400,000	548,139
Hungary, 8.50%, 10/12/2005 HUF	354,000,000	1,946,372
Mexico, 10.50%, 07/14/2011 MXN	3,000,000	291,393
New Zealand, 6.50%, 04/15/2013 NZD	130,000	96,591
Norway, 6.50%, 05/15/2013 NOK	5,075,000	992,999
Poland, 5.00%, 10/24/2013 PLN	5,250,000	1,637,009
Slovak, 4.95%, 03/05/2008 SKK	27,500,000	995,099
South Africa, 7.00%, 04/10/2008 ZAR	90,000	135,790

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Sweden:
3.50%, 12/01/2015 SEK	3,950,000	$743,030
4.00%, 12/01/2009 SEK	850,000	131,505
5.25%, 03/15/2011 SEK	3,200,000	525,603
United Kingdom, 6.21%, 08/23/2011 GBP	120,000	602,234

Total Foreign Bonds-Government (Principal Amount Denominated in
Currency Indicated) (cost $8,318,592)		9,443,615

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.7%
FNMA, 4.625%, 10/15/2014 (cost $506,042)	$ 500,000	501,352

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds, 5.375%, 02/15/2031 (cost $1,632,722)	1,610,000	1,741,442

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.1%
Fixed-rate 0.7%
Structured Asset Secs. Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	480,224	498,456

Floating-rate 0.4%
CWMBS, Inc., Class 1-AF, 2.82%, 11/25/2034 h 144A	93,384	93,435
William Street Funding Corp., Ser. 2004-3, Class A, FRN, 2.30%,
09/23/2009 144A h	250,000	250,087

		343,522

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $840,057)		841,978

YANKEE OBLIGATIONS - CORPORATE 5.6%
ENERGY 0.4%
Energy Equipment & Services 0.4%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	250,000	286,250

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	150,000	149,250
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	119,025

		268,275

HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	400,000	412,000

INDUSTRIALS 0.9%
Commercial Services & Supplies 0.4%
Stena AB, 7.50%, 11/01/2013	300,000	315,750

Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	185,000	214,369

Transportation Infrastructure 0.2%
Sea Containers, Ltd, 10.50%, 05/15/2012	150,000	158,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	$140,000	$150,850

MATERIALS 1.2%
Chemicals 0.4%
Acetex Corp., 10.875%, 08/01/2009	100,000	109,250
Methanex Corp., 8.75%, 08/15/2012	125,000	146,562

		255,812

Containers & Packaging 0.8%
Crown European Holdings, 10.875%, 03/01/2013	250,000	296,875
Stone Container Finance Co., 7.375%, 07/15/2014	300,000	321,000

		617,875

Metals & Mining 0.0%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	23,000	27,083

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	20,000	21,500

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	59,700
9.625%, 05/01/2011	85,000	100,087

		159,787

UTILITIES 1.7%
Electric Utilities 0.5%
Enersis SA, 7.375%, 01/15/2014	350,000	382,219

Gas Utilities 1.2%
Gazprom, 9.625%, 03/01/2013 144A	770,000	912,450

Total Yankee Obligations - Corporate (cost $3,945,000)		4,182,845

YANKEE OBLIGATIONS - GOVERNMENT 8.8%
Brazil:
9.25%, 10/22/2010	490,000	550,270
10.00%, 01/16/2007	900,000	1,002,150
Ser. L, 8.00%, 04/15/2014	133,696	136,912
Colombia, 9.75%, 04/09/2011	589,881	681,312
Indonesia, 6.75%, 03/10/2014 144A	400,000	402,000
Mexico, 8.375%, 01/14/2011	550,000	647,350
Peru, 9.125%, 01/15/2008	275,000	314,187
Philippines, 9.375%, 01/18/2017	730,000	761,938
Russia:
3.00%, 05/14/2008 144A	490,000	456,729
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	410,000	423,120

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Principal
	Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT continued
Venezuela:
8.50%, 10/08/2014	$200,000	$212,500
10.75%, 09/19/2013	550,000	660,000
FRN, 3.09%, 04/20/2011	395,000	359,944

Total Yankee Obligations - Government(cost $6,197,571)		6,608,412

	Shares

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. *	2,967	24,475

ENERGY 0.0%
Oil & Gas 0.0%
Tribo Petroleum Corp., Class A h * +	45	0

Total Common Stocks (cost $21,440)		24,475

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 h * +	20,000	0

ENERGY 0.0%
Oil & Gas 0.0%

Tri-Union Development Corp., Expiring 06/01/2006 h * +	26	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc 144A h * +	600	1

Total Warrants (cost $12,563)		1

	Principal
	Amount

SHORT-TERM INVESTMENTS 11.7%
COMMERCIAL PAPER 6.1%
ASAP Funding, 2.34%, 01/13/2005	$790,000	789,487
High Peak Funding Corp., 2.36%, 01/13/2005	780,000	779,489
Lake Constance Funding, 2.34%, 01/13/2005	780,000	779,493
Sigma Finance, Inc., 2.35%, 01/13/2005	675,000	674,559
Thames Asset Global Securitization, Inc., 2.35%,01/13/2005	780,000	779,491
Three Pillars Funding Corp., 2.33%, 01/13/2005	780,000	779,495

Total Commercial Paper		4,582,014

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 5.6%
Evergreen Institutional Money Market Fund ø ##	4,262,576	$4,262,576

Total Short-Term Investments (cost $8,844,590)		8,844,590

Total Investments (cost $76,764,414) 107.9%		81,347,862
Other Assets and Liabilities (7.9%)		(5,970,525)

Net Assets 100.0%		$75,377,337

#	When-issued or delayed delivery securities
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
h	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available. In the absence of readily available market quotations, the security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
G	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovak Koruna
TBA	To be Announced
ZAR	South African Rand

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004

The following table shows the percent of total bonds by credit quality based on Moody's and Standard and Poor's as of December31, 2004 (unaudited):

AAA	50.8%
AA	7.4%
A	3.2%
BBB	2.4%
BB	11.7%
B	21.9%
CCC	1.8%
Less than CCC	0.3%
NA	0.5%

100.0%

The following table shows the percent of total bonds by maturity as of December 31, 2004 (unaudited):

Less than 1 year	5.7%
1 to 3 year(s)	11.5%
3 to 5 years	24.6%
5 to 10 years	44.4%
10 to 20 years	10.9%
20 to 30 years	2.4%
Greater than 30 years	0.5%

100.0%

The following table shows the percent of total long-term investments by geographic location as of December 31, 2004 (unaudited):

United States	71.4%
Canada	3.1%
Germany	2.5%
Hungary	2.4%
France	2.4%
Russia	2.2%
Sweden	2.1%
United Kingdom	2.1%
Brazil	2.1%
Poland	2.0%
Denmark	1.8%
Cayman Islands	1.6%
Australia	1.5%
Venezuela	1.5%
Luxembourg	1.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

Assets
Investments in securities, at value (cost $76,764,414)	$81,347,862
Cash	10,539
Foreign currency, at value (cost $104,291)	107,488
Interest receivable	1,301,397
Receivable for closed forward foreign currency exchange contracts	7,262
Prepaid expenses and other assets	531

Total assets	82,775,079

Liabilities
Payable for securities purchased	7,140,702
Payable for Fund shares redeemed	2,231
Payable for closed forward foreign currency exchange contracts	20,898
Unrealized losses on forward foreign currency exchange contracts	174,894
Advisory fee payable	2,470
Distribution Plan expenses payable	10,537
Due to other related parties	1,015
Accrued expenses and other liabilities	44,995

Total liabilities	7,397,742

Net assets	$75,377,337

Net assets represented by
Paid-in capital	$70,870,986
Undistributed net investment income	75,755
Accumulated net realized losses on securities and foreign currency related transactions	(8,479)
Net unrealized gains on securities and foreign currency related transactions	4,439,075

Total net assets	$75,377,337

Net assets consists of
Class 1	$49,593,437
Class 2	25,783,900

Total net assets	$75,377,337

Shares outstanding
Class 1	4,599,314
Class 2	2,396,617

Net asset value per share
Class 1	$10.78
Class 2	$10.76

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended December 31, 2004

Investment income
Interest	$3,863,506

Expenses
Advisory fee	310,834
Distribution Plan expenses	40,512
Administrative services fee	65,154
Transfer agent fees	738
Trustees' fees and expenses	782
Printing and postage expenses	27,351
Custodian and accounting fees	45,329
Professional fees	18,734
Other	3,831

Total expenses	513,265
Less: Expense reductions	(340)

Net expenses	512,925

Net investment income	3,350,581

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	2,244,111
Foreign currency related transactions	(650,809)

Net realized gains on securities and foreign currency related transactions	1,593,302
Net change in unrealized gains or losses on securities and foreign currency
related transactions	678,092

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	2,271,394

Net increase in net assets resulting from operations	$5,621,975

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004		2003

Operations
Net investment income		$3,350,581		$2,823,281
Net realized gains on securities and
foreign currency related transactions		1,593,302		3,161,015
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		678,092		1,313,563

Net increase in net assets resulting from
operations		5,621,975		7,297,859

Distributions to shareholders from
Net investment income
Class 1		(2,203,554)		(4,485,565)
Class 2		(1,052,165)		(579,971)
Net realized gains
Class 1		(434,761)		0
Class 2		(214,164)		0

Total distributions to shareholders		(3,904,644)		(5,065,536)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	464,416	4,917,059	1,206,603	12,794,555
Class 2	1,645,798	17,434,959	687,440	7,397,101

		22,352,018		20,191,656

Net asset value of shares issued in
reinvestment of distributions
Class 1	244,462	2,638,315	429,271	4,485,565
Class 2	117,656	1,266,329	55,564	579,971

		3,904,644		5,065,536

Payment for shares redeemed
Class 1	(932,057)	(9,871,862)	(627,359)	(6,724,633)
Class 2	(81,416)	(854,634)	(62,721)	(666,612)

		(10,726,496)		(7,391,245)

Net increase in net assets resulting from
capital share transactions		15,530,166		17,865,947

Total increase in net assets		17,247,497		20,098,270
Net assets
Beginning of period		58,129,840		38,031,570

End of period		$75,377,337		$58,129,840

Undistributed (overdistributed) net
investment income		$75,755		$(601,695)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Strategic Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

NOTES TO FINANCIAL STATEMENTS continued

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and excess distributions.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.11% as average daily net assets increase. Prior to December 13, 2004, the Fund paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, which started at 0.36% and declined to 0.11% as the Fund's average daily net assets increased.

Effective May 10, 2004, Evergreen International Advisors, indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor for the international bond portion of the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended December 31, 2004 , the Fund paid brokerage commissions of $3,837 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended December 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$32,618,392	$65,803,814	$29,617,239	$45,593,998

At December 31, 2004, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	December 31, 2004	for U.S. $	Loss

02/22/2005	450,000 EUR	$ 609,820	$582,732	$ 27,088
03/14/2005	2,500,000 EUR	3,388,854	3,304,845	84,009

Exchange	Contracts	U.S. Value at	In Exchange	U.S. Value at	Unrealized
Date	to Deliver	December 31, 2004	for Japanese Yen	December 31, 2004	Loss

01/11/2005	1,920,000 EUR	$2,600,825	260,544,000 JPY	$2,537,028	$63,797

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $76,742,372. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,735,508 and $130,018, respectively, with a net unrealized appreciation of $4,605,490.

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2004, the Fund incurred and will elect to defer post-October currency losses of $97,969.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized
Ordinary Income	Appreciation

$ 99,139	$ 4,605,490

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and unrealized currency losses.

The tax character of distributions paid was as follows:

	Year Ended December 31,

	2004	2003

Ordinary Income	$ 3,470,434	$ 5,065,536
Long-term Capital Gain	434,210	0

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended December 31, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated

NOTES TO FINANCIAL STATEMENTS continued

broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen VA Strategic Income Fund, a series of Evergreen Variable Annuity Trust, as of December 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Strategic Income Fund as of December 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 14, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $434,210 for the fiscal year ended December 31, 2004.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

560866 rv2 2/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

560866 rv2 2/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only. (For annuals update the items below in blue and remove the prior sentence, for semiannuals remove this sentence along with all information up to but not including Item 5 and just leave the prior sentence.)

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 11 series of the Registrant's annual financial statements for the fiscal years ended December 31, 2002 and December 31, 2003, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$143,018	$ 169,583
Audit-related fees (1)	$ 6,249	$ 0

Audit and audit-related fees	$ 149,267	$ 169,583
Tax fees (2)	$ 25,050	$ 429
All other fees	$ 0	$ 0

Total fees	$190,138	$ 170,012

(1) Audit-related fees consists principally of fees for agreed-upon procedures related to fund mergers.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review for fund mergers.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 3, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 3, 2005